UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2008*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Emerging Markets Equity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

11/30/08

FEM-SEM

LETTER FROM THE CEO

Dear Shareholders:

The global economy is not a very welcoming place these days. Headlines tell the story of slowing growth, accelerating inflation, and credit collapse. We have watched the rampant selling that has typified equity and credit markets since the strains in the financial system first became apparent last year.

The volatility in commodity and currency markets has further complicated investment choices. There are so many parts moving in so many directions; it has become very easy to get overwhelmed.

At MFS® we remind investors to keep their eye on the long term and not become panicked by the uncertainty of the day to day.

Remember that what goes down could very easily come back up. And that is where we as money managers like to turn our focus.

Investment opportunities may arise in declining markets. When markets experience substantial selloffs, assets often become undervalued. At MFS, we have a team of global sector analysts located in Boston, London, Mexico City, Singapore, Sydney, and Tokyo working together to do the kind of bottom-up research that will root out these investment opportunities.

In times like these, we encourage our investors to check in with their advisors to ensure they have an investment plan in place that will pay heed to the present, but that is firmly tailored to the future.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

January 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
China Mobile Ltd.	6.1%	(a)
Samsung Electronics Co. Ltd.	4.4%
Teva Pharmaceutical Industries Ltd., ADR	4.2%
OAO Gazprom, ADR	4.0%
Petroleo Brasileiro S.A., ADR	3.2%
Companhia Vale do Rio Doce, ADR	3.1%
Industrial & Commerical Bank of China, “H”	2.4%
MTN Group Ltd.	2.0%
LUKOIL, ADR	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.9%

Equity sectors
Utilities & Communications	23.9%
Financial Services	17.2%
Energy	13.9%
Technology	12.1%
Basic Materials	8.6%
Health Care	5.9%
Consumer Staples	5.3%
Autos & Housing	3.3%
Retailing	2.8%
Special Products & Services	2.6%
Leisure	1.7%
Transportation	1.1%
Industrial Goods & Services	0.9%

Country weightings
China	15.0%
Brazil	14.4%
Taiwan	9.8%
Russia	8.7%
South Africa	7.7%
Mexico	6.8%
South Korea	5.8%
Israel	5.7%
India	3.9%
Other Countries	22.2%

(a)	Top 10 Holdings are calculated by asset issuer combining both Ordinary Shares & Depository Receipts as one holding.

Percentages are based on net assets as of 11/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

June 1, 2008 through November 30, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2008 through November 30, 2008.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/08	Ending Account Value 11/30/08	Expenses Paid During Period (p) 6/01/08-11/30/08
A	Actual	1.92%	$1,000.00	$420.65	$6.84
	Hypothetical (h)	1.92%	$1,000.00	$1,015.44	$9.70
B	Actual	2.56%	$1,000.00	$419.26	$9.11
	Hypothetical (h)	2.56%	$1,000.00	$1,012.23	$12.91
C	Actual	2.56%	$1,000.00	$419.39	$9.11
	Hypothetical (h)	2.56%	$1,000.00	$1,012.23	$12.91
I	Actual	1.58%	$1,000.00	$421.36	$5.63
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
R1	Actual (i)	2.86%	$1,000.00	$656.96	$3.96
	Hypothetical (h)	2.86%	$1,000.00	$1,010.73	$14.42
R2	Actual (i)	2.36%	$1,000.00	$657.34	$3.27
	Hypothetical (h)	2.36%	$1,000.00	$1,013.24	$11.91
R3	Actual (i)	2.11%	$1,000.00	$657.80	$2.92
	Hypothetical (h)	2.11%	$1,000.00	$1,014.49	$10.66
R4	Actual (i)	1.86%	$1,000.00	$658.16	$2.58
	Hypothetical (h)	1.86%	$1,000.00	$1,015.74	$9.40

(h)	5% class return per year before expenses.
(i)	For the period of the class inception, 10/01/08 through the stated period end.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.82% for Class A shares. The actual expenses paid during the period would have been approximately $6.48 and the hypothetical expenses paid during the period would have been approximately $9.20 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

11/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.3%
Issuer	Shares/Par	Value ($)

Aerospace - 0.2%
Embraer-Empresa Brasileira de Aeronautica S.A., ADR	30,670	$476,301

Airlines - 0.9%
Copa Holdings S.A., “A”	31,210	$691,926
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	75,050	1,666,110

		$2,358,036
Alcoholic Beverages - 1.0%
Companhia de Bebidas das Americas, ADR	62,990	$2,738,175

Automotive - 0.4%
PT Astra International Tbk.	1,278,500	$1,084,466

Broadcasting - 1.0%
Grupo Televisa S.A., ADR	188,710	$2,804,231

Brokerage & Asset Managers - 0.2%
BM&F Bovespa S.A.	307,100	$681,575

Business Services - 2.1%
Infosys Technologies Ltd., ADR	149,170	$3,751,626
Kroton Educacional S.A., IEU (a)	95,000	475,831
LPS Brasil - Consultoria de Imoveis S.A.	119,254	311,015
Satyam Computer Services Ltd.	267,610	1,310,882

		$5,849,354
Chemicals - 1.0%
Israel Chemicals Ltd.	275,790	$1,618,892
Makhteshim-Agan Industries Ltd.	401,350	1,247,103

		$2,865,995
Computer Software - 0.2%
Totvs S.A.	35,100	$605,776

Computer Software - Systems - 0.7%
Acer, Inc.	1,445,000	$1,844,274

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Conglomerates - 0.5%
Keppel Corp. Ltd.	451,000	$1,258,470

Construction - 2.9%
Corporacion Moctezuma S.A. de C.V.	1,111,900	$1,661,746
Desarrolladora Homex S.A. de C.V., ADR (a)(l)	27,600	444,912
Duratex S.A., IPS	143,300	884,816
Pretoria Portland Cement Co. Ltd.	642,040	1,969,445
SARE Holding S.A. de C.V., “B” (a)	2,839,500	532,313
Siam Cement Public Co. Ltd.	699,900	1,775,895
Urbi Desarrollos Urbanos S.A. de C.V. (a)	423,400	628,032

		$7,897,159
Consumer Goods & Services - 2.1%
Hengan International Group Co. Ltd.	728,000	$2,165,593
Kimberly-Clark de Mexico S.A. de C.V., “A”	290,470	904,668
Natura Cosmeticos S.A.	154,240	1,397,913
Unilever PLC	2,217,000	1,419,617

		$5,887,791
Electrical Equipment - 0.0%
Bharat Heavy Electricals Ltd.	120	$3,286

Electronics - 10.1%
Delta Electronics	1,067,440	$2,079,802
MediaTek, Inc.	344,600	2,298,092
Samsung Electronics Co. Ltd.	36,641	12,122,210
Siliconware Precision Industries Co. Ltd., ADR	373,739	1,539,805
Taiwan Semiconductor Manufacturing Co. Ltd.	3,795,484	4,684,446
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	735,725	5,260,434

		$27,984,789
Energy - Independent - 4.0%
CNOOC Ltd.	5,532,000	$4,530,234
OAO Rosneft Oil Co., GDR (a)	469,400	1,917,155
Oil & Natural Gas Corp. Ltd.	89,154	1,242,287
PT Bumi Resources Tbk.	6,077,000	498,848
PTT Exploration & Production Ltd.	590,800	1,541,152
Turkiye Petrol Rafinerileri AS	130,394	1,259,108

		$10,988,784
Energy - Integrated - 9.1%
LUKOIL, ADR	169,910	$5,403,138
OAO Gazprom, ADR	622,620	10,932,680
Petroleo Brasileiro S.A., ADR	424,050	8,879,607

		$25,215,425

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - 0.2%
Orascom Construction Industries	27,837	$631,579

Food & Beverages - 1.1%
Grupo Continental S.A.	834,820	$1,116,086
Tradewinds Berhad	2,414,100	1,805,495

		$2,921,581
Forest & Paper Products - 0.2%
Suzano Papel E Celulose S.A., IPS	100,500	$545,906

Gaming & Lodging - 0.7%
Genting Berhad	1,690,200	$1,906,922

General Merchandise - 1.2%
Massmart Holdings Ltd.	182,220	$1,452,848
Woolworths Ltd.	1,452,537	1,765,236

		$3,218,084
Health Maintenance Organizations - 0.5%
OdontoPrev S.A.	125,200	$1,405,557

Insurance - 0.7%
Cathay Financial Holding Co. Ltd.	1,901,993	$1,988,633

Internet - 0.4%
Universo Online S.A., IPS	366,200	$1,091,034

Machinery & Tools - 0.5%
Larsen & Toubro Infotech Ltd.	88,507	$1,296,333

Major Banks - 7.4%
Banco Santander Chile, ADR	59,110	$1,968,363
Bank of China Ltd.	9,264,000	2,928,582
Bank of Communications Co. Ltd.	2,286,000	1,483,196
First Financial Holding Co. Ltd.	3,585,180	1,655,535
Industrial & Commercial Bank of China, “H”	13,382,000	6,561,412
Standard Bank Group Ltd.	394,262	3,414,079
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	38,930	2,495,024

		$20,506,191
Medical & Health Technology & Services - 0.2%
Diagnosticos da America S.A.	61,300	$624,659

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 4.8%
Companhia Vale do Rio Doce, ADR	714,870	$8,535,548
Evraz Group S.A., GDR	31,450	293,021
Grupo Mexico S.A.B. de C.V., “B”	2,215,146	1,379,813
Mechel Steel Group OAO, ADR	94,740	594,020
Novolipetsk Steel, GDR (a)	65,800	668,916
PT International Nickel Indonesia	4,158,500	677,652
Usinas Siderurgicas de Minas Gerais S.A., IPS	98,425	996,596

		$13,145,566
Natural Gas - Distribution - 0.7%
GAIL India Ltd.	479,105	$1,890,877

Network & Telecom - 0.7%
High Tech Computer Corp.	202,632	$2,018,128

Oil Services - 0.8%
China Oilfield Services Ltd.	2,220,000	$1,246,720
Tenaris S.A., ADR	43,060	905,552

		$2,152,272
Other Banks & Diversified Financials - 8.2%
Bancolombia S.A., ADR	32,690	$664,915
Bank Polska Kasa Opieki S.A.	39,280	1,479,129
Bank Rakyat Indonesia	3,383,000	961,173
China Construction Bank	9,766,000	5,103,430
China Merchants Bank Co. Ltd.	957,000	1,536,120
Credicorp Ltd.	19,380	846,906
CSU Cardsystem S.A. (a)	840,870	791,510
Grupo Financiero Banorte S.A. de C.V.	677,700	1,054,841
Komercni Banka A.S.	9,982	1,499,195
Powszechna Kasa Oszczednosci Bank Polski S.A.	182,400	1,981,991
PT Bank Central Asia Tbk.	6,912,500	1,552,079
Redecard S.A.	131,800	1,530,871
Siam Commercial Bank Co. Ltd.	1,209,600	1,645,424
Turkiye Garanti Bankasi A.S. (a)	1,309,430	1,927,030

		$22,574,614
Pharmaceuticals - 5.2%
Genomma Lab Internacional S.A., “B” (a)	2,151,900	$1,522,032
Ranbaxy Laboratories Ltd.	288,490	1,208,801
Teva Pharmaceutical Industries Ltd., ADR	266,440	11,496,886

		$14,227,719

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Precious Metals & Minerals - 0.8%
Impala Platinum Holdings Ltd.	170,190	$2,114,196

Railroad & Shipping - 0.2%
China Cosco Holdings	1,036,500	$557,933

Real Estate - 0.7%
Ayala Land, Inc.	12,013,700	$1,530,793
Brasil Brokers Participacoes (a)	468,600	315,644

		$1,846,437
Specialty Chemicals - 1.8%
Asiatic Development Berhad	1,235,400	$1,111,468
Chaoda Modern Agriculture Holdings Ltd.	3,144,000	1,821,468
LG Chemical Ltd.	46,100	2,181,042

		$5,113,978
Specialty Stores - 1.6%
Dufry South America Ltd., BDR	132,730	$732,438
Foschini Ltd.	449,200	1,919,420
Lewis Group Ltd.	433,214	1,805,058

		$4,456,916
Telecommunications - Wireless - 13.9%
America Movil S.A.B. de C.V., “L”, ADR	170,760	$5,122,800
China Mobile Ltd.	1,260,500	11,563,922
China Mobile Ltd., ADR	112,030	5,134,335
Egyptian Co. for Mobil Services (MobiNil)	88,630	1,937,137
Globe Telecom, Inc.	88,120	1,490,062
Mobile TeleSystems OJSC, ADR	92,660	2,746,442
MTN Group Ltd.	539,270	5,636,942
Philippine Long Distance Telephone Co.	33,940	1,625,789
Turkcell Iletisim Hizmetleri A.S., ADR	116,810	1,609,642
Vimpel-Communications, ADR	151,500	1,439,250

		$38,306,321
Telephone Services - 4.5%
AS Eesti Telekom, GDR	96,910	$1,481,183
Bezeq - The Israel Telecommunication Corp. Ltd.	963,700	1,424,042
China Unicom Ltd., ADR	142,580	1,760,863
Chunghwa Telecom Co. Ltd.	2,388,729	3,751,180
Magyar Telekom Telecommunications PLC, ADR	12,100	177,870
PT Telekomunikasi Indonesia Tbk.	4,730,500	2,301,324
Telkom S.A. Ltd.	139,670	1,418,832

		$12,315,294

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 1.1%
KT&G Corp.	33,063	$1,832,082
PT Hanjaya Mandala Sampoerna Tbk.	1,691,500	1,265,988

		$3,098,070
Utilities - Electric Power - 4.8%
AES Tiete S.A., IPS	96,000	$616,386
CEZ AS	110,210	4,374,213
Eletropaulo Metropolitana S.A., IPS	251,540	2,845,635
Equatorial Energia S.A.	113,300	535,692
Manila Water Co., Inc.	18,104,000	4,990,383

		$13,362,309
Total Common Stocks (Identified Cost, $416,215,682)		$273,860,996

Collateral for Securities Loaned - 0.2%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	460,123	$460,123

Repurchase Agreements - 0.0%
Merrill Lynch, 0.18%, dated 11/28/08, due 12/01/08, total to be received $85,001 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$85,000	$85,000
Total Investments (Identified Cost, $416,760,805)		$274,406,119

Other Assets, Less Liabilities - 0.5%		1,436,910
Net Assets - 100.0%		$275,843,029

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value, including $442,816 of securities on loan (identified cost, $416,760,805)	$274,406,119
Cash	784
Foreign currency, at value (identified cost, $189,965)	189,128
Receivable for investments sold	2,213,728
Receivable for fund shares sold	706,007
Interest and dividends receivable	583,335
Total assets		$278,099,101
Liabilities
Payable for investments purchased	$318,303
Payable for fund shares reacquired	845,721
Collateral for securities loaned, at value	460,123
Payable to affiliates
Management fee	39,324
Shareholder servicing costs	221,734
Distribution and service fees	13,656
Administrative services fee	1,020
Payable for independent trustees’ compensation	3,726
Accrued expenses and other liabilities	352,465
Total liabilities		$2,256,072
Net assets		$275,843,029
Net assets consist of
Paid-in capital	$451,444,684
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(142,358,507)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(40,618,184)
Undistributed net investment income	7,375,036
Net assets		$275,843,029
Shares of beneficial interest outstanding		15,064,616

11

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$144,695,656
Shares outstanding	7,909,709
Net asset value per share		$18.29
Offering price per share (100/94.25 × net asset value per share)		$19.41
Class B shares
Net assets	$20,058,239
Shares outstanding	1,154,601
Net asset value and offering price per share		$17.37
Class C shares
Net assets	$29,764,709
Shares outstanding	1,741,726
Net asset value and offering price per share		$17.09
Class I shares
Net assets	$81,059,022
Shares outstanding	4,243,696
Net asset value, offering price, and redemption price per share		$19.10
Class R1 shares
Net assets	$65,694
Shares outstanding	3,782
Net asset value, offering price, and redemption price per share		$17.37
Class R2 shares
Net assets	$65,749
Shares outstanding	3,782
Net asset value, offering price, and redemption price per share		$17.38
Class R3 shares
Net assets	$65,776
Shares outstanding	3,595
Net asset value, offering price, and redemption price per share		$18.30
Class R4 shares
Net assets	$68,184
Shares outstanding	3,725
Net asset value, offering price, and redemption price per share		$18.31

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

Shares outstanding are rounded for presentation purposes.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$9,323,732
Interest	74,736
Foreign taxes withheld	(1,177,900)
Total investment income		$8,220,568
Expenses
Management fee	$2,541,024
Distribution and service fees	941,040
Shareholder servicing costs	563,673
Administrative services fee	40,705
Independent trustees’ compensation	10,275
Custodian fee	511,520
Shareholder communications	35,334
Auditing fees	28,349
Legal fees	5,889
Miscellaneous	71,137
Total expenses		$4,748,946
Fees paid indirectly	(2,087)
Reduction of expenses by investment adviser	(1,392)
Net expenses		$4,745,467
Net investment income		$3,475,101
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $1,264 country tax)	$(81,268,530)
Foreign currency transactions	(429,146)
Net realized gain (loss) on investments and foreign currency transactions		$(81,697,676)
Change in unrealized appreciation (depreciation)
Investments (net of $562,103 decrease in deferred country tax)	$(322,994,376)
Translation of assets and liabilities in foreign currencies	4,778
Net unrealized gain (loss) on investments and foreign currency translation		$(322,989,598)
Net realized and unrealized gain (loss) on investments and foreign currency		$(404,687,274)
Change in net assets from operations		$(401,212,173)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/08 (unaudited)	Year ended 5/31/08
From operations
Net investment income	$3,475,101	$7,868,544
Net realized gain (loss) on investments and foreign currency transactions	(81,697,676)	77,886,746
Net unrealized gain (loss) on investments and foreign currency translation	(322,989,598)	37,048,527
Change in net assets from operations	$(401,212,173)	$122,803,817
Distributions declared to shareholders
From net investment income
Class A	$—	$(2,829,472)
Class B	—	(94,176)
Class C	—	(248,447)
Class I	—	(1,902,513)
From net realized gain on investments
Class A	—	(40,036,400)
Class B	—	(7,745,456)
Class C	—	(10,398,953)
Class I	—	(19,537,239)
Total distributions declared to shareholders	$—	$(82,792,656)
Change in net assets from fund share transactions	$(39,725,783)	$98,129,160
Total change in net assets	$(440,937,956)	$138,140,321
Net assets
At beginning of period	716,780,985	578,640,664
At end of period (including undistributed net investment income of $7,375,036 and $3,899,935, respectively)	$275,843,029	$716,780,985

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$43.48		$40.40	$32.38	$25.12	$19.15	$13.67
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.54	$0.49	$0.44	$0.28	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(25.42)		8.19	10.36	9.12	5.72	5.52
Total from investment operations	$(25.19)		$8.73	$10.85	$9.56	$6.00	$5.63
Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.61)	$(0.17)	$(0.03)	$(0.15)
From net realized gain on investments	—		(5.28)	(2.22)	(2.13)	—	—
Total distributions declared to shareholders	$—		$(5.65)	$(2.83)	$(2.30)	$(0.03)	$(0.15)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$18.29		$43.48	$40.40	$32.38	$25.12	$19.15
Total return (%) (r)(s)(t)	(57.93	)(n)	21.41	34.65	38.79	31.32	41.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	1.79	1.81	1.78	1.88	2.20
Expenses after expense reductions (f)	1.92	(a)	1.79	1.80	1.78	1.88	2.10
Net investment income	1.47	(a)	1.24	1.37	1.41	1.25	0.62
Portfolio turnover	47		99	91	58	73	116
Net assets at end of period (000 Omitted)	$144,696		$385,378	$285,924	$192,718	$77,352	$48,806

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class B			2008	2007	2006	2005		2004

Net asset value, beginning of period	$41.43		$38.70	$31.10	$24.22	$18.57		$13.28
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.24	$0.27	$0.22	$0.12		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(24.18)		7.83	9.91	8.81	5.53		5.36
Total from investment operations	$(24.06)		$8.07	$10.18	$9.03	$5.65		$5.37
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.36)	$(0.02)	$—		$(0.08)
From net realized gain on investments	—		(5.28)	(2.22)	(2.13)	—		—
Total distributions declared to shareholders	$—		$(5.34)	$(2.58)	$(2.15)	$—		$(0.08)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)	$0.00 (w)
Net asset value, end of period	$17.37		$41.43	$38.70	$31.10	$24.22		$18.57
Total return (%) (r)(s)(t)	(58.07	)(n)	20.62	33.77	37.96	30.43		40.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.56	(a)	2.43	2.45	2.43	2.53		2.73
Expenses after expense reductions (f)	2.56	(a)	2.43	2.45	2.43	2.53		2.63
Net investment income	0.83	(a)	0.57	0.78	0.74	0.56		0.08
Portfolio turnover	47		99	91	58	73		116
Net assets at end of period (000 Omitted)	$20,058		$62,039	$63,450	$65,700	$36,289		$31,053

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class C			2008	2007	2006	2005		2004

Net asset value, beginning of period	$40.75		$38.18	$30.77	$24.05	$18.44		$13.19
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.24	$0.25	$0.25	$0.13		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(23.78)		7.74	9.81	8.69	5.48		5.33
Total from investment operations	$(23.66)		$7.98	$10.06	$8.94	$5.61		$5.34
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.43)	$(0.09)	$—		$(0.09)
From net realized gain on investments	—		(5.28)	(2.22)	(2.13)	—		—
Total distributions declared to shareholders	$—		$(5.41)	$(2.65)	$(2.22)	$—		$(0.09)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)	$0.00 (w)
Net asset value, end of period	$17.09		$40.75	$38.18	$30.77	$24.05		$18.44
Total return (%) (r)(s)(t)	(58.06	)(n)	20.64	33.78	37.89	30.42		40.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.57	(a)	2.44	2.45	2.44	2.53		2.73
Expenses after expense reductions (f)	2.56	(a)	2.44	2.45	2.44	2.53		2.63
Net investment income	0.84	(a)	0.58	0.73	0.82	0.59		0.08
Portfolio turnover	47		99	91	58	73		116
Net assets at end of period (000 Omitted)	$29,765		$87,958	$71,895	$52,604	$11,022		$7,013

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$45.33		$41.89	$33.46	$25.87	$19.72	$14.05
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.72	$0.64	$0.56	$0.37	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(26.52)		8.51	10.73	9.40	5.88	5.68
Total from investment operations	$(26.23)		$9.23	$11.37	$9.96	$6.25	$5.88
Less distributions declared to shareholders
From net investment income	$—		$(0.51)	$(0.72)	$(0.24)	$(0.10)	$(0.21)
From net realized gain on investments	—		(5.28)	(2.22)	(2.13)	—	—
Total distributions declared to shareholders	$—		$(5.79)	$(2.94)	$(2.37)	$(0.10)	$(0.21)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$19.10		$45.33	$41.89	$33.46	$25.87	$19.72
Total return (%) (r)(s)	(57.86	)(n)	21.86	35.14	39.25	31.74	42.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.43	1.46	1.43	1.53	1.73
Expenses after expense reductions (f)	1.58	(a)	1.43	1.45	1.43	1.53	1.63
Net investment income	1.81	(a)	1.58	1.72	1.76	1.60	1.08
Portfolio turnover	47		99	91	58	73	116
Net assets at end of period (000 Omitted)	$81,059		$181,405	$157,372	$96,643	$41,523	$18,821

See Notes to Financial Statements

18

Financial Highlights – continued

Class R1	Six months ended 11/30/08 (i)
Net asset value, beginning of period	$26.44
Income (loss) from investment operations
Net investment loss (d)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(9.07	)(g)
Total from investment operations	$(9.07)
Net asset value, end of period	$17.37
Total return (%) (r)(s)	(34.30	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.86	(a)
Expenses after expense reductions (f)	2.86	(a)
Net investment loss	(0.04	)(a)
Portfolio turnover	47
Net assets at end of period (000 Omitted)	$66

Class R2	Six months ended 11/30/08 (i)
Net asset value, beginning of period	$26.44
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(9.07	)(g)
Total from investment operations	$(9.06)
Net asset value, end of period	$17.38
Total return (%) (r)(s)	(34.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.36	(a)
Expenses after expense reductions (f)	2.36	(a)
Net investment income	0.45	(a)
Portfolio turnover	47
Net assets at end of period (000 Omitted)	$66

See Notes to Financial Statements

19

Financial Highlights – continued

Class R3	Six months ended 11/30/08 (i)
Net asset value, beginning of period	$27.82
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(9.54	)(g)
Total from investment operations	$(9.52)
Net asset value, end of period	$18.30
Total return (%) (r)(s)	(34.22	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)
Expenses after expense reductions (f)	2.11	(a)
Net investment income	0.70	(a)
Portfolio turnover	47
Net assets at end of period (000 Omitted)	$66

Class R4	Six months ended 11/30/08 (i)
Net asset value, beginning of period	$27.82
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(9.54	)(g)
Total from investment operations	$(9.51)
Net asset value, end of period	$18.31
Total return (%) (r)(s)	(34.18	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)
Expenses after expense reductions (f)	1.86	(a)
Net investment income	0.94	(a)
Portfolio turnover	47
Net assets at end of period (000 Omitted)	$68

See Notes to Financial Statements

20

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 1, 2008 (Class R1, R2, R3 and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by a third party pricing service on the market or exchange on which such securities are primarily

22

Notes to Financial Statements (unaudited) – continued

traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by a third party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to

23

Notes to Financial Statements (unaudited) – continued

determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$180,905,027	$93,501,092	$—	$274,406,119
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

24

Notes to Financial Statements (unaudited) – continued

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by

25

Notes to Financial Statements (unaudited) – continued

the fund. This amount, for the six months ended November 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, foreign taxes, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/08
Ordinary income (including any short-term capital gains)	$22,804,983
Long-term capital gain	59,987,673
$82,792,656

26

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/08
Cost of investments	$417,816,093
Gross appreciation	15,153,172
Gross depreciation	(158,563,146)
Net unrealized appreciation (depreciation)	$(143,409,974)

As of 5/31/08
Undistributed ordinary income	4,043,613
Undistributed long-term capital gain	42,134,779
Other temporary differences	(714,380)
Net unrealized appreciation (depreciation)	180,146,506

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and services fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

The management fee incurred for the six months ended November 30, 2008 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,503 for the six months ended November 30, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan

27

Notes to Financial Statements (unaudited) – continued

is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$454,866
Class B	0.75%	0.25%	1.00%	1.00%	197,890
Class C	0.75%	0.25%	1.00%	1.00%	288,080
Class R1 (i)	0.75%	0.25%	1.00%	1.00%	117
Class R2 (i)	0.25%	0.25%	0.50%	0.50%	58
Class R3 (i)	—	0.25%	0.25%	0.25%	29
Total Distribution and Service Fees					$941,040

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2008 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% annual Class A distribution fee will be eliminated.
(i)	For the period from the class’ inception, October 1, 2008 (Class R1, R2, and R3) through the stated period end.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2008, were as follows:

Amount
Class A	$—
Class B	40,154
Class C	9,175

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2008, the fee was $115,549, which equated to 0.0476% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended

28

Notes to Financial Statements (unaudited) – continued

November 30, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $261,820.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2008, these costs for the fund amounted to $186,304 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended November 30, 2008 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $121. This amount is included in independent trustees’ compensation for the six months ended November 30, 2008. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $3,717 at November 30, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC,

29

Notes to Financial Statements (unaudited) – continued

respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2008, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,012 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,392, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $236,780,973 and $270,297,221, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/08 (i)		Year ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,495,048	$42,652,642	4,455,654	$196,145,422
Class B	68,631	2,062,574	370,962	15,545,200
Class C	138,456	3,889,156	688,714	28,585,676
Class I	575,333	16,599,032	1,214,744	56,798,642
Class R1	3,782	100,000	—	—
Class R2	3,782	100,000	—	—
Class R3	3,595	100,000	—	—
Class R4	3,725	102,530	—	—
	2,292,352	$65,605,934	6,730,074	$297,074,940
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	806,637	$35,596,891
Class B	—	—	168,201	7,092,936
Class C	—	—	171,037	7,094,613
Class I	—	—	423,051	19,426,491
	—	$—	1,568,926	$69,210,931

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/08 (i)		Year ended 5/31/08
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,447,687)	$(69,841,837)	(3,476,950)	$(151,110,955)
Class B	(411,501)	(11,591,249)	(681,296)	(28,236,963)
Class C	(554,988)	(14,506,066)	(584,325)	(23,459,380)
Class I	(333,896)	(9,392,565)	(1,392,199)	(65,349,413)
	(3,748,072)	$(105,331,717)	(6,134,770)	$(268,156,711)
Net change
Class A	(952,639)	$(27,189,195)	1,785,341	$80,631,358
Class B	(342,870)	(9,528,675)	(142,133)	(5,598,827)
Class C	(416,532)	(10,616,910)	275,426	12,220,909
Class I	241,437	7,206,467	245,596	10,875,720
Class R1	3,782	100,000	—	—
Class R2	3,782	100,000	—	—
Class R3	3,595	100,000	—	—
Class R4	3,725	102,530	—	—
	(1,455,720)	$(39,725,783)	2,164,230	$98,129,160

(i)	For the period from the class’ inception, October 1, 2008 (Class R1, R2, R3, and R4) through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 23% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended November 30, 2008, the fund’s commitment fee and interest expense were $1,491 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

31

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

32

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

33

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that the Fund’s advisory fee rate schedule is currently subject to a breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $500 million. The Trustees also considered that, according to the Lipper data (which takes into account the breakpoint described above), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is currently subject to the breakpoint described above. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

34

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

Note: MFD has agreed to the Trustees’ recommendation to eliminate the distribution fee component of the 12b-1 fee paid by the Fund’s Class A shares, effective March 1, 2009.

35

Board Review of Investment Advisory Agreement – continued

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

36

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

37

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature Shareholders 1-800-225-2606	c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® International DiversificationSM Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

11/30/08

MDI-SEM

LETTER FROM THE CEO

Dear Shareholders:

The global economy is not a very welcoming place these days. Headlines tell the story of slowing growth, accelerating inflation, and credit collapse. We have watched the rampant selling that has typified equity and credit markets since the strains in the financial system first became apparent last year.

The volatility in commodity and currency markets has further complicated investment choices. There are so many parts moving in so many directions; it has become very easy to get overwhelmed.

At MFS® we remind investors to keep their eye on the long term and not become panicked by the uncertainty of the day to day.

Remember that what goes down could very easily come back up. And that is where we as money managers like to turn our focus.

Investment opportunities may arise in declining markets. When markets experience substantial selloffs, assets often become undervalued. At MFS, we have a team of global sector analysts located in Boston, London, Mexico City, Singapore, Sydney, and Tokyo working together to do the kind of bottom-up research that will root out these investment opportunities.

In times like these, we encourage our investors to check in with their advisors to ensure they have an investment plan in place that will pay heed to the present, but that is firmly tailored to the future.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

January 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Research International Fund	35.4%
MFS International Growth Fund	25.1%
MFS International Value Fund	25.0%
MFS International New Discovery Fund	10.0%
MFS Emerging Markets Equity Fund	4.4%
Cash & Other Net Assets	0.1%

Portfolio actual allocation

Percentages are based on net assets as of 11/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

June 1, 2008 through November 30, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2008 through November 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

3

Expense Table – continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/08	Ending Account Value 11/30/08	Expenses Paid During Period (p) 6/01/08-11/30/08
A	Actual	0.39%	$1,000.00	$558.38	$1.52
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98
B	Actual	1.04%	$1,000.00	$556.98	$4.06
	Hypothetical (h)	1.04%	$1,000.00	$1,019.85	$5.27
C	Actual	1.04%	$1,000.00	$556.77	$4.06
	Hypothetical (h)	1.04%	$1,000.00	$1,019.85	$5.27
I	Actual	0.04%	$1,000.00	$559.98	$0.16
	Hypothetical (h)	0.04%	$1,000.00	$1,024.87	$0.20
R1	Actual	1.04%	$1,000.00	$556.56	$4.06
	Hypothetical (h)	1.04%	$1,000.00	$1,019.85	$5.27
R2	Actual	0.54%	$1,000.00	$558.26	$2.11
	Hypothetical (h)	0.54%	$1,000.00	$1,022.36	$2.74
R3	Actual	0.29%	$1,000.00	$558.88	$1.13
	Hypothetical (h)	0.29%	$1,000.00	$1,023.61	$1.47
R4	Actual	0.04%	$1,000.00	$559.49	$0.16
	Hypothetical (h)	0.04%	$1,000.00	$1,024.87	$0.20
529A	Actual	0.49%	$1,000.00	$558.32	$1.91
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
529B	Actual	1.14%	$1,000.00	$556.69	$4.45
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77
529C	Actual	1.14%	$1,000.00	$556.62	$4.45
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

Expense Table – continued

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.29% and 0.39% for Class A and Class 529A shares, respectively. The actual expenses paid during the period would have been approximately $1.13 and $1.52 and the the hypothetical expenses paid during the period would have been approximately $1.47 and $1.98 for Class A and Class 529A shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

5

PORTFOLIO OF INVESTMENTS

11/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Mutual Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Emerging Markets Equity Fund - Class I	3,272,273	$62,500,405
MFS International Growth Fund - Class I	21,682,057	354,067,987
MFS International New Discovery Fund - Class I	10,772,510	141,119,876
MFS International Value Fund - Class I	17,844,800	352,970,147
MFS Research International Fund - Class I	46,475,348	499,609,987
Total Investments (Identified Cost, $2,318,561,491)		$1,410,268,402

Other Assets, Less Liabilities - 0.1%		1,881,387
Net Assets - 100.0%		$1,412,149,789

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Underlying Funds, at value (Identified cost, $2,318,561,491)	$1,410,268,402
Receivable for investments sold	4,508,589
Receivable for fund shares sold	3,822,301
Total assets		$1,418,599,292
Liabilities
Payable to custodian	$1,180,534
Payable for fund shares reacquired	4,929,331
Payable to affiliates
Distribution and service fees	106,537
Administrative services fee	240
Program manager fee	29
Payable for independent trustees’ compensation	103
Accrued expenses and other liabilities	232,729
Total liabilities		$6,449,503
Net assets		$1,412,149,789
Net assets consist of
Paid-in capital	$2,392,919,604
Unrealized appreciation (depreciation) on investments	(908,293,089)
Accumulated net realized gain (loss) on investments	(66,195,383)
Accumulated net investment loss	(6,281,343)
Net assets		$1,412,149,789
Net assets
Class A	$874,505,803
Class B	110,396,978
Class C	348,665,936
Class I	33,426,460
Class R1	3,752,336
Class R2	17,723,793
Class R3	21,205,971
Class R4	333,577
Class 529A	1,143,373
Class 529B	334,576
Class 529C	660,986
Total Net Assets		$1,412,149,789

7

Statement of Assets and Liabilities (unaudited) – continued

Shares of beneficial interest outstanding
Class A	$99,350,602
Class B	12,693,475
Class C	40,160,381
Class I	3,770,388
Class R1	435,684
Class R2	2,032,541
Class R3	2,414,705
Class R4	37,737
Class 529A	130,478
Class 529B	38,288
Class 529C	76,004
Total shares of beneficial interest outstanding		$161,140,283
Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)		$8.80
Offering price per share (100/94.25 × net asset value per share)		$9.34
Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)		$8.70
Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)		$8.68
Class I shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)		$8.87
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)		$8.61
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)		$8.72
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)		$8.78
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)		$8.84

8

Statement of Assets and Liabilities (unaudited) – continued

Class 529A shares
Net asset value and redemption price per share (net assets/shares of beneficial interest outstanding)	$8.76
Offering price per share (100/94.25 × net asset value per share)	$9.29
Class 529B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$8.74
Class 529C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$8.70

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Interest		$11,935
Expenses
Distribution and service fees	$5,988,785
Program manager fees	1,531
Administrative services fee	8,775
Independent trustees’ compensation	28,636
Custodian fee	75,579
Shareholder communications	132,940
Auditing fees	21,592
Legal fees	22,733
Miscellaneous	126,168
Total expenses		$6,406,739
Fees paid indirectly	(10)
Reduction of expenses by investment adviser	(5,755)
Net expenses		$6,400,974
Net investment loss		$(6,389,039)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions from underlying funds	$(112,833,305)
Change in unrealized appreciation (depreciation)
Investments	$(1,095,977,523)
Net realized and unrealized gain (loss) on investments		$(1,208,810,828)
Change in net assets from operations		$(1,215,199,867)

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/08 (unaudited)	Year ended 5/31/08
From operations
Net investment income (loss)	$(6,389,039)	$20,092,384
Net realized gain (loss) on investments	(112,833,305)	233,215,047
Net unrealized gain (loss) on investments	(1,095,977,523)	(187,081,466)
Change in net assets from operations	$(1,215,199,867)	$66,225,965
Distributions declared to shareholders
From net investment income
Class A	$—	$(68,627,695)
Class B	—	(9,141,573)
Class C	—	(28,091,002)
Class I	—	(3,060,495)
Class R (b)	—	(194,860)
Class R1	—	(220,760)
Former Class R2 (b)	—	(189,007)
Class R2	—	(1,037,911)
Class R3	—	(1,928,803)
Class R4	—	(39,937)
Class 529A	—	(75,939)
Class 529B	—	(20,259)
Class 529C	—	(51,844)
From net realized gain on investments
Class A	—	(92,845,364)
Class B	—	(14,483,043)
Class C	—	(43,864,207)
Class I	—	(3,872,690)
Class R (b)	—	(288,203)
Class R1	—	(330,888)
Former Class R2 (b)	—	(267,514)
Class R2	—	(1,485,220)
Class R3	—	(2,622,681)
Class R4	—	(51,999)
Class 529A	—	(106,988)
Class 529B	—	(33,333)
Class 529C	—	(86,296)
Total distributions declared to shareholders	$—	$(273,018,511)
Change in net assets from fund share transactions	$(170,142,565)	$596,242,196
Total change in net assets	$(1,385,342,432)	$389,449,650
Net assets
At beginning of period	2,797,492,221	2,408,042,571
At end of period (including undistributed net investment income (net investment loss) of $(6,281,343) and $107,696, respectively)	$1,412,149,789	$2,797,492,221

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class A			2008	2007	2006	2005 (c)

Net asset value, beginning of period	$15.76		$17.05	$14.28	$11.18	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.16	$0.15	$0.04	$0.04
Net realized and unrealized gain (loss) on investments	(6.94)		0.34	3.46	3.44	1.22
Total from investment operations	$(6.96)		$0.50	$3.61	$3.48	$1.26
Less distributions declared to shareholders
From net investment income	$—		$(0.76)	$(0.51)	$(0.32)	$(0.08)
From net realized gain on investments	—		(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(1.79)	$(0.84)	$(0.38)	$(0.08)
Net asset value, end of period	$8.80		$15.76	$17.05	$14.28	$11.18
Total return (%) (r)(t)	(44.16	)(n)	2.85	25.87	31.48	12.61	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)	0.39	0.48	0.52	0.71	(a)
Expenses after expense reductions (f)(h)(z)	0.39	(a)	0.39	0.43	0.35	0.35	(a)
Net investment income (loss)	(0.39	)(a)	1.01	0.96	0.34	0.51	(a)
Portfolio turnover	2		4	2	1	0	(u)
Net assets at end of period (000 Omitted)	$874,506		$1,682,289	$1,368,870	$588,469	$170,485

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class B			2008	2007	2006	2005 (c)

Net asset value, beginning of period	$15.62		$16.92	$14.18	$11.14	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.06	$0.05	$(0.04)	$(0.01)
Net realized and unrealized gain (loss) on investments	(6.86)		0.32	3.45	3.42	1.23
Total from investment operations	$(6.92)		$0.38	$3.50	$3.38	$1.22
Less distributions declared to shareholders
From net investment income	$—		$(0.65)	$(0.43)	$(0.28)	$(0.08)
From net realized gain on investments	—		(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(1.68)	$(0.76)	$(0.34)	$(0.08)
Net asset value, end of period	$8.70		$15.62	$16.92	$14.18	$11.14
Total return (%) (r)(t)	(44.30	)(n)	2.14	25.16	30.58	12.14	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.04	(a)	1.04	1.12	1.17	1.36	(a)
Expenses after expense reductions (f)(h)(z)	1.04	(a)	1.04	1.07	1.00	1.00	(a)
Net investment income (loss)	(1.04	)(a)	0.36	0.32	(0.30)	(0.16	)(a)
Portfolio turnover	2		4	2	1	0	(u)
Net assets at end of period (000 Omitted)	$110,397		$232,950	$235,926	$149,728	$46,305

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class C			2008	2007	2006	2005 (c)

Net asset value, beginning of period	$15.59		$16.90	$14.17	$11.13	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.06	$0.05	$(0.04)	$(0.02)
Net realized and unrealized gain (loss) on investments	(6.85)		0.32	3.44	3.42	1.22
Total from investment operations	$(6.91)		$0.38	$3.49	$3.38	$1.20
Less distributions declared to shareholders
From net investment income	$—		$(0.66)	$(0.43)	$(0.28)	$(0.07)
From net realized gain on investments	—		(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(1.69)	$(0.76)	$(0.34)	$(0.07)
Net asset value, end of period	$8.68		$15.59	$16.90	$14.17	$11.13
Total return (%) (r)(t)	(44.32	)(n)	2.13	25.15	30.63	12.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.04	(a)	1.04	1.12	1.17	1.36	(a)
Expenses after expense reductions (f)(h)(z)	1.04	(a)	1.04	1.07	1.00	1.00	(a)
Net investment income (loss)	(1.04	)(a)	0.37	0.31	(0.31)	(0.21	)(a)
Portfolio turnover	2		4	2	1	0	(u)
Net assets at end of period (000 Omitted)	$348,666		$728,813	$664,046	$374,652	$103,225

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class I			2008	2007	2006	2005 (c)

Net asset value, beginning of period	$15.84		$17.13	$14.32	$11.20	$10.00
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.22	$0.21	$0.07	$0.06
Net realized and unrealized gain (loss) on investments	(6.97)		0.33	3.48	3.46	1.23
Total from investment operations	$(6.97)		$0.55	$3.69	$3.53	$1.29
Less distributions declared to shareholders
From net investment income	$—		$(0.81)	$(0.55)	$(0.35)	$(0.09)
From net realized gain on investments	—		(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(1.84)	$(0.88)	$(0.41)	$(0.09)
Net asset value, end of period	$8.87		$15.84	$17.13	$14.32	$11.20
Total return (%) (r)	(44.00	)(n)	3.16	26.37	31.88	12.85	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.04	(a)	0.04	0.12	0.17	0.36	(a)
Expenses after expense reductions (f)(h)(z)	0.04	(a)	0.04	0.07	0.00	0.00	(a)
Net investment income (loss)	(0.04	)(a)	1.33	1.34	0.53	0.79	(a)
Portfolio turnover	2		4	2	1	0	(u)
Net assets at end of period (000 Omitted)	$33,426		$65,812	$65,697	$33,556	$3,442

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$15.47		$16.82	$14.14	$11.14	$11.41
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.05	$0.03	$(0.06)	$(0.02)
Net realized and unrealized gain (loss) on investments	(6.80)		0.32	3.43	3.42	(0.25	)(g)
Total from investment operations	$(6.86)		$0.37	$3.46	$3.36	$(0.27)
Less distributions declared to shareholders
From net investment income	$—		$(0.69)	$(0.45)	$(0.30)	$—
From net realized gain on investments	—		(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(1.72)	$(0.78)	$(0.36)	$—
Net asset value, end of period	$8.61		$15.47	$16.82	$14.14	$11.14
Total return (%) (r)	(44.34	)(n)	2.07	25.01	30.42	(2.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.04	(a)	1.11	1.30	1.37	1.56	(a)
Expenses after expense reductions (f)(h)(z)	1.04	(a)	1.11	1.18	1.11	1.20	(a)
Net investment income (loss)	(1.04	)(a)	0.34	0.22	(0.48)	(1.19	)(a)
Portfolio turnover	2		4	2	1	0	(u)
Net assets at end of period (000 Omitted)	$3,752		$6,218	$3,424	$801	$59

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class R2			2008	2007	2006	2005 (c)

Net asset value, beginning of period	$15.62		$16.92	$14.21	$11.16	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.11	$0.09	$0.00 (w)	$0.08
Net realized and unrealized gain (loss) on investments	(6.87)		0.34	3.45	3.43	1.15
Total from investment operations	$(6.90)		$0.45	$3.54	$3.43	$1.23
Less distributions declared to shareholders
From net investment income	$—		$(0.72)	$(0.50)	$(0.32)	$(0.07)
From net realized gain on investments	—		(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(1.75)	$(0.83)	$(0.38)	$(0.07)
Net asset value, end of period	$8.72		$15.62	$16.92	$14.21	$11.16
Total return (%) (r)	(44.17	)(n)	2.56	25.51	31.07	12.25	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.54	(a)	0.63	0.85	0.92	1.12	(a)
Expenses after expense reductions (f)(h)(z)	0.54	(a)	0.63	0.74	0.66	0.76	(a)
Net investment income (loss)	(0.54	)(a)	0.69	0.55	0.02	1.05	(a)
Portfolio turnover	2		4	2	1	0	(u)
Net assets at end of period (000 Omitted)	$17,724		$34,961	$20,847	$2,938	$120

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$15.71		$17.01	$14.25	$11.18	$11.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.17	$0.15	$0.04	$(0.01)
Net realized and unrealized gain (loss) on investments	(6.91)		0.32	3.45	3.43	(0.25	)(g)
Total from investment operations	$(6.93)		$0.49	$3.60	$3.47	$(0.26)
Less distributions declared to shareholders
From net investment income	$—		$(0.76)	$(0.51)	$(0.34)	$—
From net realized gain on investments	—		(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(1.79)	$(0.84)	$(0.40)	$—
Net asset value, end of period	$8.78		$15.71	$17.01	$14.25	$11.18
Total return (%) (r)	(44.11	)(n)	2.78	25.89	31.37	(2.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.29	(a)	0.38	0.53	0.57	0.76	(a)
Expenses after expense reductions (f)(h)(z)	0.29	(a)	0.38	0.48	0.40	0.40	(a)
Net investment income (loss)	(0.29	)(a)	1.07	0.97	0.31	(0.39	)(a)
Portfolio turnover	2		4	2	1	0	(u)
Net assets at end of period (000 Omitted)	$21,206		$40,386	$34,260	$9,492	$49

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$15.80		$17.09	$14.30	$11.19	$11.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.16	$0.20	$0.08	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	(6.96)		0.37	3.46	3.43	(0.25	)(g)
Total from investment operations	$(6.96)		$0.53	$3.66	$3.51	$(0.25)
Less distributions declared to shareholders
From net investment income	$—		$(0.79)	$(0.54)	$(0.34)	$—
From net realized gain on investments	—		(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(1.82)	$(0.87)	$(0.40)	$—
Net asset value, end of period	$8.84		$15.80	$17.09	$14.30	$11.19
Total return (%) (r)	(44.05	)(n)	3.03	26.21	31.73	(2.19	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.04	(a)	0.11	0.23	0.27	0.46	(a)
Expenses after expense reductions (f)(h)(z)	0.04	(a)	0.10	0.18	0.10	0.10	(a)
Net investment income (loss)	(0.03	)(a)	1.10	1.24	0.63	(0.09	)(a)
Portfolio turnover	2		4	2	1	0	(u)
Net assets at end of period (000 Omitted)	$334		$2,160	$1,451	$64	$49
See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class 529A			2008	2007	2006		2005 (c)

Net asset value, beginning of period	$15.69		$17.00	$14.25	$11.16		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.12	$0.10	$(0.00	)(w)	$0.08
Net realized and unrealized gain (loss) on investments	(6.90)		0.33	3.47	3.44		1.15
Total from investment operations	$(6.93)		$0.45	$3.57	$3.44		$1.23
Less distributions declared to shareholders
From net investment income	$—		$(0.73)	$(0.49)	$(0.29)		$(0.07)
From net realized gain on investments	—		(1.03)	(0.33)	(0.06)		—
Total distributions declared to shareholders	$—		$(1.76)	$(0.82)	$(0.35)		$(0.07)
Net asset value, end of period	$8.76		$15.69	$17.00	$14.25		$11.16
Total return (%) (r)(t)	(44.17	)(n)	2.55	25.60	31.16		12.29	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.61	0.73	0.77		0.97	(a)
Expenses after expense reductions (f)(h)(z)	0.49	(a)	0.61	0.68	0.60		0.61	(a)
Net investment income (loss)	(0.49	)(a)	0.76	0.65	(0.01)		1.15	(a)
Portfolio turnover	2		4	2	1		0	(u)
Net assets at end of period (000 Omitted)	$1,143		$2,033	$1,479	$550		$144

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class 529B			2008	2007	2006	2005 (c)

Net asset value, beginning of period	$15.70		$17.01	$14.27	$11.13	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.02	$0.00 (w)	$(0.08)	$0.04
Net realized and unrealized gain (loss) on investments	(6.89)		0.33	3.47	3.43	1.15
Total from investment operations	$(6.96)		$0.35	$3.47	$3.35	$1.19
Less distributions declared to shareholders
From net investment income	$—		$(0.63)	$(0.40)	$(0.15)	$(0.06)
From net realized gain on investments	—		(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(1.66)	$(0.73)	$(0.21)	$(0.06)
Net asset value, end of period	$8.74		$15.70	$17.01	$14.27	$11.13
Total return (%) (r)(t)	(44.33	)(n)	1.91	24.83	30.28	11.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.27	1.37	1.42	1.62	(a)
Expenses after expense reductions (f)(h)(z)	1.14	(a)	1.27	1.32	1.25	1.26	(a)
Net investment income (loss)	(1.14	)(a)	0.11	0.01	(0.63)	0.58	(a)
Portfolio turnover	2		4	2	1	0	(u)
Net assets at end of period (000 Omitted)	$335		$603	$488	$257	$123

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class 529C			2008	2007	2006	2005 (c)

Net asset value, beginning of period	$15.63		$16.92	$14.21	$11.14	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.03	$0.00 (w)	$(0.08)	$0.02
Net realized and unrealized gain (loss) on investments	(6.86)		0.33	3.45	3.43	1.18
Total from investment operations	$(6.93)		$0.36	$3.45	$3.35	$1.20
Less distributions declared to shareholders
From net investment income	$—		$(0.62)	$(0.41)	$(0.22)	$(0.06)
From net realized gain on investments	—		(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(1.65)	$(0.74)	$(0.28)	$(0.06)
Net asset value, end of period	$8.70		$15.63	$16.92	$14.21	$11.14
Total return (%) (r)(t)	(44.34	)(n)	2.01	24.78	30.30	11.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.27	1.38	1.42	1.62	(a)
Expenses after expense reductions (f)(h)(z)	1.14	(a)	1.27	1.32	1.25	1.26	(a)
Net investment income (loss)	(1.14	)(a)	0.21	0.01	(0.59)	0.31	(a)
Portfolio turnover	2		4	2	1	0	(u)
Net assets at end of period (000 Omitted)	$661		$1,266	$1,365	$651	$305

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 30, 2004 through the stated period end.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests, which are not reported in these expense ratios. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.
(z)	For the years ended May 31, 2005, and May 31, 2006, and for the period June 1, 2006 through September 30, 2006, 0.10% of the expense reduction was voluntary.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International Diversification Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund is a “fund of funds”, which invests the majority of its assets in other MFS international equity mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund’s accounting policies, is outlined in the underlying fund’s financial statements which are available upon request.

The investment objective of the underlying funds held by the fund at November 30, 2008 was to seek capital appreciation.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally

23

Notes to Financial Statements (unaudited) – continued

valued at the last quoted daily bid quotation as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by a third party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by a third party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by a third party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by a third party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third party source. Futures contracts are generally valued at last posted settlement price as reported by a third party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by a third party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by a third party pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by a third party pricing service. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by a third party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as

24

Notes to Financial Statements (unaudited) – continued

determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,410,268,402	$—	$—	$1,410,268,402
Other Financial Instruments	$—	$—	$—	$—

25

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

26

Notes to Financial Statements (unaudited) – continued

Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes and short-term capital gain distributions received from underlying funds.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/08
Ordinary income (including any short-term capital gains)	$112,680,085
Long-term capital gain	160,338,426
Total distributions	$273,018,511

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/08
Cost of investments	$2,325,561,534
Gross appreciation	—
Gross depreciation	(915,293,132)
Net unrealized appreciation (depreciation)	$(915,293,132)

As of 5/31/08
Undistributed ordinary income	107,696
Undistributed long-term capital gain	53,637,965
Net unrealized appreciation (depreciation)	180,684,391

The aggregate cost above includes prior fiscal year end tax adjustments.

27

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2009. For the six months ended November 30, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $298,342 and $1,650 for the six months ended November 30, 2008, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

28

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$2,282,400
Class B	0.75%	0.25%	1.00%	1.00%	857,618
Class C	0.75%	0.25%	1.00%	1.00%	2,709,766
Class R1	0.75%	0.25%	1.00%	1.00%	25,450
Class R2	0.25%	0.25%	0.50%	0.50%	64,913
Class R3	—	0.25%	0.25%	0.25%	38,543
Class 529A	0.25%	0.25%	0.50%	0.35%	2,796
Class 529B	0.75%	0.25%	1.00%	1.00%	2,392
Class 529C	0.75%	0.25%	1.00%	1.00%	4,907
Total Distribution and Service Fees					$5,988,785

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2008 based on each class’ average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the Fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented. Effective March 1, 2009, the 0.10% Class A and 0.25% Class 529A annual distribution fees will be eliminated.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2008, were as follows:

Amount
Class A	$3,572
Class B	237,785
Class C	67,350
Class 529B	29
Class 529C	2

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services,

29

Notes to Financial Statements (unaudited) – continued

as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2008, were as follows:

Amount
Class 529A	$799
Class 529B	240
Class 529C	492
Total Program Manager Fees	$1,531

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the fund.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2008, all shareholder servicing expenses of the fund, including out-of-pocket expenses, were paid for by the underlying funds under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500.

The administrative services fee incurred for the six months ended November 30, 2008 was equivalent to the annual effective rate of 0.0008% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are

30

Notes to Financial Statements (unaudited) – continued

officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2008, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $8,682 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,755, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated $33,888,956 and $210,080,586, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/08		Year ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	18,731,990	$229,494,867	41,359,454	$670,202,346
Class B	648,643	8,067,004	2,910,560	47,202,524
Class C	2,913,177	35,687,787	11,603,836	188,021,550
Class I	143,103	1,598,912	1,491,782	25,959,109
Class R (b)	—	—	163,019	2,751,398
Class R1	108,033	1,300,658	232,202	3,773,844
Former Class R2 (b)	—	—	227,870	3,772,405
Class R2	280,066	3,344,727	1,523,264	24,458,418
Class R3	327,795	4,016,841	1,087,314	17,755,914
Class R4	18,234	211,756	163,474	2,708,546
Class 529A	16,755	199,356	46,201	754,455
Class 529B	1,812	24,133	10,115	164,056
Class 529C	5,887	72,682	30,063	474,652
	23,195,495	$284,018,723	60,849,154	$987,999,217

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/08		Year ended 5/31/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	8,460,874	$134,443,232
Class B	—	—	1,173,245	18,525,428
Class C	—	—	2,770,482	43,662,787
Class I	—	—	398,358	6,353,808
Class R (b)	—	—	20,700	329,548
Class R1	—	—	35,272	551,648
Former Class R2 (b)	—	—	28,985	456,521
Class R2	—	—	155,003	2,442,847
Class R3	—	—	287,341	4,551,484
Class R4	—	—	5,779	91,936
Class 529A	—	—	11,548	182,927
Class 529B	—	—	3,373	53,592
Class 529C	—	—	8,737	138,140
	—	$—	13,359,697	$211,783,898
Shares reacquired
Class A	(26,149,773)	$(295,694,279)	(23,324,391)	$(373,778,949)
Class B	(2,869,729)	(32,660,573)	(3,115,137)	(49,303,874)
Class C	(9,496,545)	(105,991,334)	(6,922,122)	(108,591,137)
Class I	(526,983)	(5,940,196)	(1,570,970)	(27,367,155)
Class R (b)	—	—	(625,418)	(10,210,736)
Class R1	(74,342)	(868,075)	(69,056)	(1,076,154)
Former Class R2 (b)	—	—	(414,400)	(6,501,677)
Class R2	(485,553)	(5,828,237)	(672,253)	(11,295,537)
Class R3	(483,399)	(5,681,887)	(819,038)	(12,621,642)
Class R4	(117,177)	(1,189,388)	(117,443)	(1,930,362)
Class 529A	(15,813)	(179,692)	(15,205)	(237,261)
Class 529B	(1,945)	(17,174)	(3,764)	(59,579)
Class 529C	(10,885)	(110,453)	(38,437)	(566,856)
	(40,232,144)	$(454,161,288)	(37,707,634)	$(603,540,919)

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/08		Year ended 5/31/08
	Shares	Amount	Shares	Amount
Net change
Class A	(7,417,783)	$(66,199,412)	26,495,937	$430,866,629
Class B	(2,221,086)	(24,593,569)	968,668	16,424,078
Class C	(6,583,368)	(70,303,547)	7,452,196	123,093,200
Class I	(383,880)	(4,341,284)	319,170	4,945,762
Class R (b)	—	—	(441,699)	(7,129,790)
Class R1	33,691	432,583	198,418	3,249,338
Former Class R2 (b)	—	—	(157,545)	(2,272,751)
Class R2	(205,487)	(2,483,510)	1,006,014	15,605,728
Class R3	(155,604)	(1,665,046)	555,617	9,685,756
Class R4	(98,943)	(977,632)	51,810	870,120
Class 529A	942	19,664	42,544	700,121
Class 529B	(133)	6,959	9,724	158,069
Class 529C	(4,998)	(37,771)	363	45,936
	(17,036,649)	$(170,142,565)	36,501,217	$596,242,196

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended November 30, 2008, the fund’s commitment fee and interest expense were $5,877 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	3,082,507	208,768	(19,002)	3,272,273
MFS International Growth Fund	23,949,115	240,399	(2,507,457)	21,682,057
MFS International New Discovery Fund	11,185,481	123,739	(536,710)	10,772,510
MFS International Value Fund	22,401,040	33,482	(4,589,722)	17,844,800
MFS Research International Fund	49,101,592	876,055	(3,502,299)	46,475,348

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$10,713	$—	$—	$62,500,405
MFS International Growth Fund	(26,575,871)	—	—	354,067,987
MFS International New Discovery Fund	(8,895,810)	—	—	141,119,876
MFS International Value Fund	(48,551,032)	—	—	352,970,147
MFS Research International Fund	(28,821,305)	—	—	499,609,987
	$(112,833,305)	$—	$—	$1,410,268,402

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from

35

Board Review of Investment Advisory Agreement – continued

services performed for the Fund and the MFS Funds as a whole, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period ended December 31, 2007 relative to the Lipper performance universe. The Fund commenced operations in September, 2004; therefore, no performance data for the five-year period was available. Because of the passage of time, this performance may differ from performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

36

Board Review of Investment Advisory Agreement – continued

The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”). The Trustees also noted that MFS currently observes an expense limitation for the Fund.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees also considered that, according to the Lipper data (which takes into account the expense limitation), the Fund’s total expense ratio was higher than the Lipper expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which

37

Board Review of Investment Advisory Agreement – continued

may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

Note: MFD has agreed to the Trustees’ recommendation to eliminate the distribution fee component of the 12b-1 fee paid by the Fund’s Class A and Class 529A shares, effective March 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

38

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

39

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature Shareholders 1-800-225-2606	c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® International Growth Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

11/30/08

FGF-SEM

LETTER FROM THE CEO

Dear Shareholders:

The global economy is not a very welcoming place these days. Headlines tell the story of slowing growth, accelerating inflation, and credit collapse. We have watched the rampant selling that has typified equity and credit markets since the strains in the financial system first became apparent last year.

The volatility in commodity and currency markets has further complicated investment choices. There are so many parts moving in so many directions; it has become very easy to get overwhelmed.

At MFS® we remind investors to keep their eye on the long term and not become panicked by the uncertainty of the day to day.

Remember that what goes down could very easily come back up. And that is where we as money managers like to turn our focus.

Investment opportunities may arise in declining markets. When markets experience substantial selloffs, assets often become undervalued. At MFS, we have a team of global sector analysts located in Boston, London, Mexico City, Singapore, Sydney, and Tokyo working together to do the kind of bottom-up research that will root out these investment opportunities.

In times like these, we encourage our investors to check in with their advisors to ensure they have an investment plan in place that will pay heed to the present, but that is firmly tailored to the future.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

January 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Roche Holding AG	4.0%
Nestle S.A.	4.0%
Reckitt Benckiser Group PLC	3.1%
TOTAL S.A.	2.7%
INPEX Holdings, Inc.	2.5%
BHP Billiton PLC	2.3%
LVMH Moet Hennessy Louis Vuitton S.A.	2.2%
Telefonica S.A.	2.1%
WPP Group PLC	2.0%
Novartis AG	2.0%

Equity sectors
Health Care	16.1%
Consumer Staples	15.4%
Financial Services	11.9%
Technology	10.3%
Basic Materials	9.1%
Retailing	8.0%
Energy	8.0%
Utilities & Communications	7.6%
Special Products & Services	3.9%
Leisure	3.7%
Industrial Goods & Services	2.8%
Transportation	1.1%

Country weightings
Japan	17.4%
Switzerland	14.9%
United Kingdom	13.0%
France	11.0%
Germany	8.9%
Spain	3.2%
India	3.0%
Brazil	2.7%
Mexico	2.6%
Other Countries	23.3%

Percentages are based on net assets as of 11/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

June 1, 2008 through November 30, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2008 through November 30, 2008.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/08	Ending Account Value 11/30/08	Expenses Paid During Period (p) 6/01/08-11/30/08
A	Actual	1.51%	$1,000.00	$558.92	$5.90
	Hypothetical (h)	1.51%	$1,000.00	$1,017.50	$7.64
B	Actual	2.15%	$1,000.00	$557.00	$8.39
	Hypothetical (h)	2.15%	$1,000.00	$1,014.29	$10.86
C	Actual	2.16%	$1,000.00	$557.29	$8.43
	Hypothetical (h)	2.16%	$1,000.00	$1,014.24	$10.91
I	Actual	1.16%	$1,000.00	$560.17	$4.54
	Hypothetical (h)	1.16%	$1,000.00	$1,019.25	$5.87
W	Actual	1.29%	$1,000.00	$559.88	$5.04
	Hypothetical (h)	1.29%	$1,000.00	$1,018.60	$6.53
R1	Actual (i)	2.29%	$1,000.00	$754.68	$3.36
	Hypothetical (h)	2.29%	$1,000.00	$1,013.59	$11.56
R2	Actual (i)	1.79%	$1,000.00	$755.75	$2.63
	Hypothetical (h)	1.79%	$1,000.00	$1,016.09	$9.05
R3	Actual (i)	1.54%	$1,000.00	$755.69	$2.26
	Hypothetical (h)	1.54%	$1,000.00	$1,017.35	$7.79
R4	Actual (i)	1.29%	$1,000.00	$756.20	$1.89
	Hypothetical (h)	1.29%	$1,000.00	$1,018.60	$6.53

(h)	5% class return per year before expenses.
(i)	For the period of the class inception, 10/01/08 through the stated period end.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.41% for Class A shares. The actual expenses paid during the period would have been approximately $5.51 and the hypothetical expenses paid during the period would have been approximately $7.13 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

11/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.9%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 2.3%
Companhia de Bebidas das Americas, ADR	182,950	$7,952,837
Pernod Ricard S.A.	124,702	7,366,421

		$15,319,258
Apparel Manufacturers - 4.4%
Compagnie Financiere Richemont S.A.	206,617	$3,609,859
Li & Fung Ltd.	4,213,200	7,719,570
LVMH Moet Hennessy Louis Vuitton S.A.	261,570	14,907,059
Swatch Group Ltd.	30,295	3,594,682

		$29,831,170
Biotechnology - 1.0%
Actelion Ltd. (a)(l)	143,494	$6,480,646

Broadcasting - 3.7%
Grupo Televisa S.A., ADR	445,370	$6,618,198
Societe Television Francaise 1 (l)	353,476	4,836,711
WPP Group PLC	2,418,260	13,497,345

		$24,952,254
Brokerage & Asset Managers - 3.8%
Daiwa Securities Group, Inc.	1,069,000	$5,469,719
Deutsche Boerse AG	109,520	7,876,441
IG Group Holdings PLC	1,141,050	3,953,651
Julius Baer Holding Ltd.	242,279	8,003,978

		$25,303,789
Business Services - 2.9%
Capita Group PLC	342,535	$3,674,443
Infosys Technologies Ltd., ADR	382,570	9,621,636
Intertek Group PLC	524,870	6,133,260

		$19,429,339
Computer Software - 1.2%
SAP AG	232,130	$7,977,486

Computer Software - Systems - 0.8%
NTT Data Corp.	1,555	$5,597,154

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Conglomerates - 1.0%
Siemens AG	105,860	$6,384,507

Consumer Goods & Services - 7.4%
AmorePacific Corp.	7,690	$3,324,132
Hengan International Group Co. Ltd.	2,462,000	7,323,750
Kao Corp.	190,000	5,427,435
Reckitt Benckiser Group PLC	485,030	20,595,738
Shiseido Co. Ltd. (l)	346,000	6,422,559
Uni-Charm Corp.	92,600	6,393,384

		$49,486,998
Containers - 1.2%
Brambles Ltd.	1,630,730	$7,781,463

Electrical Equipment - 2.2%
Keyence Corp.	41,100	$6,824,914
Schneider Electric S.A.	122,200	7,729,350

		$14,554,264
Electronics - 6.3%
Canon, Inc.	251,800	$7,492,359
Hirose Electric Co. Ltd. (l)	86,100	7,814,674
Hoya Corp.	319,900	4,592,475
Royal Philips Electronics N.V.	325,470	5,310,345
Samsung Electronics Co. Ltd.	23,789	7,870,289
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,270,806	9,086,263

		$42,166,405
Energy - Independent - 2.5%
INPEX Holdings, Inc.	2,593	$16,604,750

Energy - Integrated - 4.7%
OAO Gazprom, ADR	431,390	$7,574,843
Petroleo Brasileiro S.A., ADR	270,180	5,657,569
TOTAL S.A.	348,930	18,312,945

		$31,545,357
Food & Beverages - 5.7%
Coca-Cola Hellenic Bottling Co. S.A.	234,735	$3,653,103
Groupe Danone	136,228	7,836,089
Nestle S.A.	732,920	26,527,599

		$38,016,791

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 2.5%
Dairy Farm International Holdings Ltd.	1,667,700	$6,670,800
Lawson, Inc.	57,000	2,850,895
Tesco PLC	1,605,929	7,293,435

		$16,815,130
Insurance - 0.2%
QBE Insurance Group Ltd.	106,700	$1,676,781

Machinery & Tools - 0.6%
Assa Abloy AB, “B” (l)	443,140	$4,288,157

Major Banks - 4.2%
Erste Bank der oesterreichischen Sparkassen AG	363,074	$8,292,676
HSBC Holdings PLC	821,508	8,940,603
Raiffeisen International Bank Holding AG (l)	830	23,058
Standard Chartered PLC	476,925	6,234,838
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	73,890	4,735,610

		$28,226,785
Medical Equipment - 2.5%
Essilor International S.A.	114,120	$4,559,192
Sonova Holding AG	84,728	4,601,412
Synthes, Inc.	64,250	7,468,710

		$16,629,314
Metals & Mining - 2.3%
BHP Billiton PLC	851,520	$15,571,091

Network & Telecom - 2.0%
Nokia Oyj	621,450	$8,792,854
Research in Motion Ltd. (a)	112,420	4,774,477

		$13,567,331
Oil Services - 0.8%
Saipem S.p.A.	332,390	$5,181,719

Other Banks & Diversified Financials - 3.7%
Aeon Credit Service Co. Ltd.	817,600	$10,261,401
Bank Rakyat Indonesia	14,250,500	4,048,830
Housing Development Finance Corp. Ltd.	360,159	10,622,859

		$24,933,090

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 12.6%
Astellas Pharma, Inc.	280,500	$11,417,233
Bayer AG	133,530	6,940,878
Hisamitsu Pharmaceutical Co., Inc.	141,600	5,659,851
Merck KGaA	96,990	8,151,676
Novartis AG	281,820	13,173,755
Novo Nordisk A/S, “B”	243,000	12,434,226
Roche Holding AG	189,570	26,653,717

		$84,431,336
Railroad & Shipping - 1.1%
East Japan Railway Co.	1,001	$7,698,389

Specialty Chemicals - 5.6%
Akzo Nobel N.V.	218,600	$7,470,223
L’Air Liquide S.A.	94,450	8,042,416
Linde AG	122,960	9,026,244
Shin-Etsu Chemical Co. Ltd.	169,000	6,436,748
Symrise AG	529,196	6,272,149

		$37,247,780
Specialty Stores - 1.1%
Industria de Diseno Textil S.A. (l)	210,160	$7,060,853

Telecommunications - Wireless - 3.4%
America Movil S.A.B. de C.V., “L”, ADR	362,100	$10,863,000
MTN Group Ltd.	537,070	5,613,944
Rogers Communications, Inc., “B”	241,280	6,531,019

		$23,007,963
Telephone Services - 2.1%
Telefonica S.A.	709,850	$14,415,808

Utilities - Electric Power - 2.1%
CEZ AS	182,380	$7,238,625
E.ON AG	191,571	6,755,455

		$13,994,080
Total Common Stocks (Identified Cost, $905,516,629)		$656,177,238

8

Portfolio of Investments (unaudited) – continued

Rights - 0.1%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

Major Banks - 0.1%
Standard Chartered PLC (1 share for 1 right) (Identified Cost, $1,559,072) (a)	$3.90	12/17/08	157,228	$999,088

Short-Term Obligations (y) - 1.6%
Bank of America Corp., 0.3%, due 12/01/08			$1,940,000	$1,940,000
ConocoPhillips, 0.7%, due 12/01/08 (t)			8,646,000	8,646,000
Total Short-Term Obligations, at Amortized Cost and Value				$10,586,000

Collateral for Securities Loaned - 1.9%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value			13,045,445	$13,045,445
Total Investments (Identified Cost, $930,707,146)				$680,807,771

Other Assets, Less Liabilities - (1.5)%				(10,225,155)
Net Assets - 100.0%				$670,582,616

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value, including $12,372,500 of securities on loan (identified cost, $930,707,146)	$680,807,771
Foreign currency, at value (identified cost, $60,634)	60,427
Receivable for investments sold	2,263,845
Receivable for fund shares sold	2,498,160
Interest and dividends receivable	1,410,338
Total assets		$687,040,541
Liabilities
Payable to custodian	$65,614
Payable for investments purchased	1,461,412
Payable for fund shares reacquired	1,289,203
Collateral for securities loaned, at value	13,045,445
Payable to affiliates
Management fee	81,692
Shareholder servicing costs	299,360
Distribution and service fees	12,884
Administrative services fee	2,380
Payable for independent trustees’ compensation	6,481
Accrued expenses and other liabilities	193,454
Total liabilities		$16,457,925
Net assets		$670,582,616
Net assets consist of
Paid-in capital	$1,030,878,606
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(249,895,091)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(121,983,389)
Undistributed net investment income	11,582,490
Net assets		$670,582,616
Shares of beneficial interest outstanding		42,424,076

10

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$164,460,853
Shares outstanding	11,006,255
Net asset value per share		$14.94
Offering price per share (100/94.25 × net asset value per share)		$15.85
Class B shares
Net assets	$16,857,477
Shares outstanding	1,193,512
Net asset value and offering price per share		$14.12
Class C shares
Net assets	$19,875,163
Shares outstanding	1,424,064
Net asset value and offering price per share		$13.96
Class I shares
Net assets	$457,840,698
Shares outstanding	28,027,460
Net asset value, offering price, and redemption price per share		$16.34
Class W shares
Net assets	$7,776,161
Shares outstanding	519,869
Net asset value, offering price, and redemption price per share		$14.96
Class R1 shares
Net assets	$75,487
Shares outstanding	5,345
Net asset value, offering price, and redemption price per share		$14.12
Class R2 shares
Net assets	$75,550
Shares outstanding	5,345
Net asset value, offering price, and redemption price per share		$14.14
Class R3 shares
Net assets	$75,581
Shares outstanding	5,058
Net asset value, offering price, and redemption price per share		$14.94
Class R4 shares
Net assets	$3,545,646
Shares outstanding	237,168
Net asset value, offering price, and redemption price per share		$14.95

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

Shares outstanding are rounded for presentation purposes.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$8,696,585
Income on securities loaned	434,255
Interest	124,982
Foreign taxes withheld	(647,100)
Total investment income		$8,608,722
Expenses
Management fee	$4,465,754
Distribution and service fees	746,545
Shareholder servicing costs	658,956
Administrative services fee	79,588
Independent trustees’ compensation	16,586
Custodian fee	396,326
Shareholder communications	25,763
Auditing fees	27,730
Legal fees	10,578
Miscellaneous	63,260
Total expenses		$6,491,086
Fees paid indirectly	(1,848)
Reduction of expenses by investment adviser	(2,686)
Net expenses		$6,486,552
Net investment income		$2,122,170
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(134,410,663)
Foreign currency transactions	(407,393)
Net realized gain (loss) on investments and foreign currency transactions		$(134,818,056)
Change in unrealized appreciation (depreciation)
Investments (net of $289,674 decrease in deferred country tax)	$(427,862,722)
Translation of assets and liabilities in foreign currencies	41,451
Net unrealized gain (loss) on investments and foreign currency translation		$(427,821,271)
Net realized and unrealized gain (loss) on investments and foreign currency		$(562,639,327)
Change in net assets from operations		$(560,517,157)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/08 (unaudited)	Year ended 5/31/08
From operations
Net investment income	$2,122,170	$14,581,427
Net realized gain (loss) on investments and foreign currency transactions	(134,818,056)	44,171,842
Net unrealized gain (loss) on investments and foreign currency translation	(427,821,271)	(4,871,324)
Change in net assets from operations	$(560,517,157)	$53,881,945
Distributions declared to shareholders
From net investment income
Class A	$—	$(2,467,691)
Class B	—	(9,419)
Class C	—	(87,498)
Class I	—	(8,237,160)
Class W	—	(30,068)
From net realized gain on investments
Class A	—	(25,120,950)
Class B	—	(3,541,695)
Class C	—	(3,527,276)
Class I	—	(58,963,868)
Class W	—	(225,208)
Total distributions declared to shareholders	$—	$(102,210,833)
Change in net assets from fund share transactions	$(73,934,611)	$254,887,240
Total change in net assets	$(634,451,768)	$206,558,352
Net assets
At beginning of period	1,305,034,384	1,098,476,032
At end of period (including undistributed net investment income of $11,582,490 and $9,460,320, respectively)	$670,582,616	$1,305,034,384

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class A			2008	2007	2006		2005	2004

Net asset value, beginning of period	$26.73		$27.97	$23.85	$18.90		$17.07	$13.02
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.29	$0.20	$0.27		$0.08	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(11.81)		0.94	6.07	5.10		1.75	4.00
Total from investment operations	$(11.79)		$1.23	$6.27	$5.37		$1.83	$4.05
Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.23)	$(0.00	)(w)	$—	$—
From net realized gain on investments	—		(2.25)	(1.92)	(0.42)		—	—
Total distributions declared to shareholders	$—		$(2.47)	$(2.15)	$(0.42)		$—	$—
Net asset value, end of period	$14.94		$26.73	$27.97	$23.85		$18.90	$17.07
Total return (%) (r)(s)(t)	(44.11	)(n)	4.25	27.35	28.68		10.72	31.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.46	1.50	1.63		1.72	2.05
Expenses after expense reductions (f)	1.51	(a)	1.46	1.50	1.60		1.65	1.92
Net investment income	0.22	(a)	1.07	0.80	1.24		0.43	0.30
Portfolio turnover	33		55	67	90		75	102
Net assets at end of period (000 Omitted)	$164,461		$361,362	$295,921	$206,522		$110,876	$56,503

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$25.35		$26.61	$22.77	$18.17	$16.52	$12.66
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.08	$0.01	$0.09	$(0.07)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(11.19)		0.92	5.80	4.93	1.72	3.91
Total from investment operations	$(11.23)		$1.00	$5.81	$5.02	$1.65	$3.86
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.05)	$—	$—	$—
From net realized gain on investments	—		(2.25)	(1.92)	(0.42)	—	—
Total distributions declared to shareholders	$—		$(2.26)	$(1.97)	$(0.42)	$—	$—
Net asset value, end of period	$14.12		$25.35	$26.61	$22.77	$18.17	$16.52
Total return (%) (r)(s)(t)	(44.30	)(n)	3.58	26.52	27.87	9.99	30.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.15	(a)	2.11	2.15	2.28	2.37	2.60
Expenses after expense reductions (f)	2.15	(a)	2.11	2.15	2.25	2.30	2.47
Net investment income (loss)	(0.43	)(a)	0.30	0.06	0.43	(0.37)	(0.31)
Portfolio turnover	33		55	67	90	75	102
Net assets at end of period (000 Omitted)	$16,857		$37,507	$50,259	$52,531	$46,211	$39,093

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$25.05		$26.37	$22.60	$18.04	$16.40	$12.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.09	$0.03	$0.12	$(0.05)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(11.05)		0.90	5.74	4.86	1.69	3.83
Total from investment operations	$(11.09)		$0.99	$5.77	$4.98	$1.64	$3.83
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.08)	$—	$—	$—
From net realized gain on investments	—		(2.25)	(1.92)	(0.42)	—	—
Total distributions declared to shareholders	$—		$(2.31)	$(2.00)	$(0.42)	$—	$—
Net asset value, end of period	$13.96		$25.05	$26.37	$22.60	$18.04	$16.40
Total return (%) (r)(s)(t)	(44.27	)(n)	3.57	26.54	27.85	10.00	30.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.16	(a)	2.11	2.15	2.28	2.37	2.56
Expenses after expense reductions (f)	2.16	(a)	2.11	2.15	2.25	2.30	2.43
Net investment income (loss)	(0.42	)(a)	0.36	0.12	0.57	(0.27)	0.03
Portfolio turnover	33		55	67	90	75	102
Net assets at end of period (000 Omitted)	$19,875		$41,990	$40,611	$32,965	$19,356	$9,916

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$29.17		$30.30	$25.67	$20.27	$18.24	$13.75
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.41	$0.34	$0.46	$0.27	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	(12.90)		1.02	6.52	5.40	1.76	4.02
Total from investment operations	$(12.83)		$1.43	$6.86	$5.86	$2.03	$4.49
Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.31)	$(0.04)	$—	$—
From net realized gain on investments	—		(2.25)	(1.92)	(0.42)	—	—
Total distributions declared to shareholders	$—		$(2.56)	$(2.23)	$(0.46)	$—	$—
Net asset value, end of period	$16.34		$29.17	$30.30	$25.67	$20.27	$18.24
Total return (%) (r)(s)	(43.98	)(n)	4.61	27.76	29.16	11.13	32.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.11	1.14	1.28	1.39	1.31	(y)
Expenses after expense reductions (f)	1.16	(a)	1.11	1.14	1.25	1.32	1.18	(y)
Net investment income	0.58	(a)	1.38	1.25	1.93	1.42	2.81
Portfolio turnover	33		55	67	90	75	102
Net assets at end of period (000 Omitted)	$457,841		$859,767	$710,686	$356,948	$92,403	$7

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class W			2008	2007	2006 (i)

Net asset value, beginning of period	$26.72		$27.98	$23.86	$25.12
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.36	$0.52	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(11.81)		0.93	5.81	(1.37	)(g)
Total from investment operations	$(11.76)		$1.29	$6.33	$(1.26)
Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.29)	$—
From net realized gain on investments	—		(2.25)	(1.92)	—
Total distributions declared to shareholders	$—		$(2.55)	$(2.21)	$—
Net asset value, end of period	$14.96		$26.72	$27.98	$23.86
Total return (%) (r)(s)	(44.01	)(n)	4.47	27.66	(5.02	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.22	1.23	1.38	(a)
Expenses after expense reductions (f)	1.29	(a)	1.22	1.23	1.35	(a)
Net investment income	0.50	(a)	1.39	2.15	5.01	(a)
Portfolio turnover	33		55	67	90
Net assets at end of period (000 Omitted)	$7,776		$4,409	$999	$95

Class R1	Period ended 11/30/08 (i) (unaudited)
Net asset value, beginning of period	$18.71
Income (loss) from investment operations
Net investment loss (d)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.58	)(g)
Total from investment operations	$(4.59)
Net asset value, end of period	$14.12
Total return (%) (r)(s)	(24.53	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.29	(a)
Expenses after expense reductions (f)	2.29	(a)
Net investment loss	(0.51	)(a)
Portfolio turnover	33
Net assets at end of period (000 Omitted)	$75

See Notes to Financial Statements

18

Financial Highlights – continued

Class R2	Period ended 11/30/08 (i) (unaudited)
Net asset value, beginning of period	$18.71
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.57	)(g)
Total from investment operations	$(4.57)
Net asset value, end of period	$14.14
Total return (%) (r)(s)	(24.43	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)
Expenses after expense reductions (f)	1.79	(a)
Net investment loss	(0.01	)(a)
Portfolio turnover	33
Net assets at end of period (000 Omitted)	$76

Class R3	Period ended 11/30/08 (i) (unaudited)
Net asset value, beginning of period	$19.77
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(4.84	)(g)
Total from investment operations	$(4.83)
Net asset value, end of period	$14.94
Total return (%) (r)(s)	(24.43	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)
Expenses after expense reductions (f)	1.54	(a)
Net investment income	0.24	(a)
Portfolio turnover	33
Net assets at end of period (000 Omitted)	$76

See Notes to Financial Statements

19

Financial Highlights – continued

Class R4	Period ended 11/30/08 (i) (unaudited)
Net asset value, beginning of period	$19.77
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.82	)(g)
Total from investment operations	$(4.82)
Net asset value, end of period	$14.95
Total return (%) (r)(s)	(24.38	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)
Expenses after expense reductions (f)	1.29	(a)
Net investment loss	(0.02	)(a)
Portfolio turnover	33
Net assets at end of period (000 Omitted)	$3,546

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, May 1, 2006 (Class W), and October 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(y)	Expense ratio is not in correlation with the contractual fee arrangement due to the timing of sales and redemptions of fund shares during the period.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International Growth Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by a third party pricing service on the market or exchange on which such securities are primarily

21

Notes to Financial Statements (unaudited) – continued

traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by a third party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

22

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$302,715,985	$378,091,786	$—	$680,807,771
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are

23

Notes to Financial Statements (unaudited) – continued

collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

24

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/08
Ordinary income (including any short-term capital gains)	$42,426,302
Long-term capital gain	59,784,531
Total distributions	$102,210,833

25

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/08
Cost of investments	$936,442,714
Gross appreciation	2,513,066
Gross depreciation	(258,148,009)
Net unrealized appreciation (depreciation)	$(255,634,943)

As of 5/31/08
Undistributed ordinary income	$9,634,559
Undistributed long-term capital gain	18,633,266
Other temporary differences	(564,111)
Net unrealized appreciation (depreciation)	172,517,453

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended November 30, 2008 was equivalent to an annual effective of 0.90% of the fund’s average daily net assets.

Prior to October 1, 2008, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses

26

Notes to Financial Statements (unaudited) – continued

did not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class I	Class W
1.80%	2.45%	2.45%	1.45%	1.55%

In addition, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses did not exceed 0.40% annually of the fund’s average daily net assets. These written agreements terminated on September 30, 2008.

Effective October 1, 2008, the investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.90%	2.55%	2.55%	1.55%	1.65%	2.55%	2.05%	1.80%	1.55%

This written agreement will continue until February 28, 2009. For the six months ended November 30, 2008, the fund’s actual operating expenses did not exceed these limits and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Effective March 1, 2009, the investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.80%	2.55%	2.55%	1.55%	1.65%	2.55%	2.05%	1.80%	1.55%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2009.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,164 for the six months ended November 30, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

27

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$455,287
Class B	0.75%	0.25%	1.00%	1.00%	134,428
Class C	0.75%	0.25%	1.00%	1.00%	154,283
Class W	0.10%	—	0.10%	0.10%	2,316
Class R1 (i)	0.75%	0.25%	1.00%	1.00%	132
Class R2 (i)	0.25%	0.25%	0.50%	0.50%	66
Class R3 (i)	—	0.25%	0.25%	0.25%	33
Total Distribution and Service Fees					$746,545

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2008 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% annual Class A distribution fee will be eliminated.
(i)	For the period from the class’ inception, October 1, 2008 (Classes R1, R2, and, R3), through the stated period end.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2008, were as follows:

Amount
Class A	$—
Class B	22,285
Class C	4,689

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2008, the fee was $90,844, which equated to 0.0183% annually of the fund’s average daily

28

Notes to Financial Statements (unaudited) – continued

net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $244,283.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2008, these costs for the fund amounted to $323,829 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended November 30, 2008 was equivalent to an annual effective rate of 0.0160% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $275. This amount is included in independent trustees’ compensation for the six months ended November 30, 2008. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $6,432 at November 30, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and

29

Notes to Financial Statements (unaudited) – continued

Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2008, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,054 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,686, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $327,613,206 and $389,976,783 respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/08 (i)		Year ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,040,092	$40,523,046	6,697,538	$177,809,389
Class B	65,338	1,245,853	241,122	6,276,052
Class C	97,073	1,815,296	409,781	10,505,330
Class I	1,597,615	39,131,618	5,372,866	160,784,850
Class W	373,247	6,251,995	194,030	5,231,444
Class R1	5,345	100,000	—	—
Class R2	5,345	100,000	—	—
Class R3	5,058	100,000	—	—
Class R4	238,209	3,536,639	—	—
	4,427,322	$92,804,447	12,915,337	$360,607,065

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/08 (i)		Year ended 5/31/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	769,414	$20,935,766
Class B	—	—	125,902	3,258,340
Class C	—	—	83,700	2,141,044
Class I	—	—	2,148,729	63,709,820
Class W	—	—	9,396	255,276
	—	$—	3,137,141	$90,300,246
Shares reacquired
Class A	(4,554,186)	$(92,278,020)	(4,524,846)	$(121,698,831)
Class B	(351,596)	(6,710,086)	(775,674)	(20,100,864)
Class C	(349,600)	(6,378,820)	(356,888)	(8,951,448)
Class I	(3,047,115)	(61,011,738)	(1,496,877)	(43,480,045)
Class W	(18,372)	(344,996)	(74,155)	(1,788,883)
Class R4	(1,040)	(15,398)	—	—
	(8,321,910)	$(166,739,058)	(7,228,440)	$(196,020,071)
Net change
Class A	(2,514,094)	$(51,754,974)	2,942,106	$77,046,324
Class B	(286,258)	(5,464,233)	(408,650)	(10,566,472)
Class C	(252,527)	(4,563,524)	136,593	3,694,926
Class I	(1,449,500)	(21,880,120)	6,024,718	181,014,625
Class W	354,875	5,906,999	129,271	3,697,837
Class R1	5,345	100,000	—	—
Class R2	5,345	100,000	—	—
Class R3	5,058	100,000	—	—
Class R4	237,168	3,521,241	—	—
	(3,894,588)	$(73,934,611)	8,824,038	$254,887,240

(i)	For the period from the class’ inception, October 1, 2008 (Classes R1, R2, R3, and R4), through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 53% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to

31

Notes to Financial Statements (unaudited) – continued

each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended November 30, 2008, the fund’s commitment fee and interest expense were $2,756 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

33

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund’s total return performance of the Fund’s Class A Shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

34

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that the Fund’s advisory fee rate schedule is currently subject to a breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion, and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the breakpoint and expense limitation described above), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is currently subject to the breakpoints described above. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

35

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

Note: MFD has agreed to the Trustees’ recommendation to eliminate the distribution fee component of the 12b-1 fee paid by the Fund’s Class A shares, effective March 1, 2009.

36

Board Review of Investment Advisory Agreement – continued

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

37

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

38

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature Shareholders 1-800-225-2606	c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® International Value Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

11/30/08

FGI-SEM

LETTER FROM THE CEO

Dear Shareholders:

The global economy is not a very welcoming place these days. Headlines tell the story of slowing growth, accelerating inflation, and credit collapse. We have watched the rampant selling that has typified equity and credit markets since the strains in the financial system first became apparent last year.

The volatility in commodity and currency markets has further complicated investment choices. There are so many parts moving in so many directions; it has become very easy to get overwhelmed.

At MFS® we remind investors to keep their eye on the long term and not become panicked by the uncertainty of the day to day.

Remember that what goes down could very easily come back up. And that is where we as money managers like to turn our focus.

Investment opportunities may arise in declining markets. When markets experience substantial selloffs, assets often become undervalued. At MFS, we have a team of global sector analysts located in Boston, London, Mexico City, Singapore, Sydney, and Tokyo working together to do the kind of bottom-up research that will root out these investment opportunities.

In times like these, we encourage our investors to check in with their advisors to ensure they have an investment plan in place that will pay heed to the present, but that is firmly tailored to the future.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

January 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Vodafone Group PLC	4.1%
TOTAL S.A.	3.8%
Royal Dutch Shell PLC, “A”	3.7%
Roche Holding AG	3.6%
Nestle S.A.	3.5%
GlaxoSmithKline PLC	2.6%
Telefonica S.A.	2.6%
Novartis AG	2.2%
Yamato Holdings Co. Ltd.	2.2%
KDDI Corp.	2.1%

Equity sectors
Financial Services	18.1%
Utilities & Communications	12.4%
Health Care	11.4%
Energy	10.3%
Consumer Staples	10.2%
Leisure	7.1%
Technology	6.5%
Industrial Goods & Services	5.6%
Basic Materials	4.3%
Transportation	4.1%
Autos & Housing	3.9%
Special Products & Services	2.1%
Retailing	2.0%

Country weightings
Japan	25.0%
United Kingdom	17.7%
Switzerland	11.4%
France	8.7%
Netherlands	8.0%
Germany	6.9%
Spain	2.6%
Finland	2.3%
Norway	2.3%
Other Countries	15.1%

Percentages are based on net assets as of 11/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2008 through November 30, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2008 through November 30, 2008.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/08	Ending Account Value 11/30/08	Expenses Paid During Period (p) 6/01/08-11/30/08
A	Actual	1.48%	$1,000.00	$632.82	$6.06
	Hypothetical (h)	1.48%	$1,000.00	$1,017.65	$7.49
B	Actual	2.13%	$1,000.00	$630.80	$8.71
	Hypothetical (h)	2.13%	$1,000.00	$1,014.39	$10.76
C	Actual	2.13%	$1,000.00	$630.86	$8.71
	Hypothetical (h)	2.13%	$1,000.00	$1,014.39	$10.76
I	Actual	1.13%	$1,000.00	$633.97	$4.63
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
W	Actual	1.24%	$1,000.00	$633.81	$5.08
	Hypothetical (h)	1.24%	$1,000.00	$1,018.85	$6.28
R1	Actual (i)	2.23%	$1,000.00	$814.83	$3.38
	Hypothetical (h)	2.23%	$1,000.00	$1,013.89	$11.26
R2	Actual (i)	1.73%	$1,000.00	$815.28	$2.62
	Hypothetical (h)	1.73%	$1,000.00	$1,016.39	$8.74
R3	Actual (i)	1.48%	$1,000.00	$815.86	$2.25
	Hypothetical (h)	1.48%	$1,000.00	$1,017.65	$7.49
R4	Actual (i)	1.23%	$1,000.00	$816.28	$1.87
	Hypothetical (h)	1.23%	$1,000.00	$1,018.90	$6.23

(h)	5% class return per year before expenses.
(i)	For the period of the class inception, 10/01/08 through the stated period end.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.38% for Class A shares. The actual expenses paid during the period would have been approximately $5.65 and the hypothetical expenses paid during the period would have been approximately $6.98 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

11/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.0%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 1.7%
Heineken N.V.	445,170	$12,287,020

Apparel Manufacturers - 1.0%
Compagnie Financiere Richemont S.A.	210,178	$3,672,074
Sanyo Shokai Ltd.	764,900	3,367,793

		$7,039,867
Broadcasting - 4.2%
Fuji Television Network, Inc.	5,710	$7,946,322
Nippon Television Network Corp.	43,160	4,516,062
Vivendi S.A.	380,620	10,759,600
WPP Group PLC	1,254,154	6,999,971

		$30,221,955
Brokerage & Asset Managers - 1.4%
Daiwa Securities Group, Inc.	1,455,000	$7,444,753
Van Lanschot N.V.	47,360	2,635,484

		$10,080,237
Business Services - 2.1%
Bunzl PLC	541,720	$5,311,900
USS Co. Ltd.	152,120	9,566,744

		$14,878,644
Cable TV - 0.2%
Premiere AG (a)	249,156	$1,459,575

Computer Software - Systems - 1.0%
Fujitsu Ltd.	1,666,000	$7,216,951

Construction - 3.9%
CRH PLC	386,950	$8,377,201
Fletcher Building Ltd.	866,272	2,669,221
Geberit AG	93,636	8,651,581
Nexity International	142,109	1,435,368
Sekisui Chemical Co. Ltd.	1,248,000	6,938,965

		$28,072,336

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Goods & Services - 4.2%
Henkel KGaA, IPS	313,421	$8,901,718
Kao Corp.	473,000	13,511,458
KOSE Corp.	328,800	7,809,731

		$30,222,907
Containers - 2.0%
Brambles Ltd.	3,090,780	$14,748,480

Electrical Equipment - 3.5%
Legrand S.A.	724,800	$11,505,054
OMRON Corp.	518,500	6,749,126
Spectris PLC	1,055,080	6,930,160

		$25,184,340
Electronics - 4.2%
Konica Minolta Holdings, Inc.	950,500	$6,981,804
Ricoh Co. Ltd.	283,000	2,943,413
Samsung Electronics Co. Ltd.	27,334	9,043,107
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,199,147	8,573,901
Venture Corp. Ltd.	978,500	2,675,856

		$30,218,081
Energy - Independent - 0.8%
INPEX Holdings, Inc.	903	$5,782,526

Energy - Integrated - 9.1%
Royal Dutch Shell PLC, “A”	1,005,520	$27,060,024
Statoil A.S.A.	669,700	11,429,240
TOTAL S.A.	525,184	27,563,310

		$66,052,574
Food & Beverages - 4.3%
Binggrae Co. Ltd.	44,670	$1,216,338
Nestle S.A.	698,831	25,293,768
Nong Shim Co. Ltd.	32,320	4,961,307

		$31,471,413
Forest & Paper Products - 1.0%
M-real Oyj, “B” (l)	1,182,970	$1,504,231
UPM-Kymmene Corp.	417,000	6,016,187

		$7,520,418

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 0.4%
Daiei, Inc. (a)(l)	574,000	$2,600,628

Insurance - 5.5%
Allianz SE	38,900	$3,256,174
Aviva PLC	1,213,730	7,519,580
Catlin Group Ltd.	626,704	4,172,601
Euler Hermes	48,666	2,195,588
Hiscox Ltd.	1,046,802	5,007,984
Jardine Lloyd Thompson Group PLC	949,884	7,304,373
Muenchener Ruckvers AG	76,240	10,415,893

		$39,872,193
Leisure & Toys - 1.3%
Heiwa Corp. (l)	235,200	$2,207,538
NAMCO BANDAI Holdings, Inc.	337,600	3,352,332
Sankyo Co. Ltd.	71,500	3,897,824

		$9,457,694
Machinery & Tools - 2.1%
Assa Abloy AB, “B”	1,017,130	$9,842,517
Glory Ltd.	315,900	5,513,458

		$15,355,975
Major Banks - 4.8%
Credit Agricole S.A. (l)	832,629	$9,295,686
Royal Bank of Scotland Group PLC (a)	4,238,737	3,604,989
Sumitomo Mitsui Financial Group, Inc.	2,530	9,281,171
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	74,960	4,804,186
UniCredito Italiano S.p.A.	3,224,588	7,414,075

		$34,400,107
Metals & Mining - 0.2%
Nyrstar N.V.	393,196	$1,163,770

Network & Telecom - 1.3%
Nokia Oyj	666,540	$9,430,829

Oil Services - 0.4%
Fugro N.V.	100,386	$3,197,874

Other Banks & Diversified Financials - 6.2%
Anglo Irish Bank Corp. PLC	833,840	$904,722
Bangkok Bank Public Co. Ltd.	1,229,700	2,288,136

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Chiba Bank Ltd.	810,000	$3,866,763
Dah Sing Financial Holdings Ltd.	759,600	1,489,351
DNB Holding A.S.A. (l)	1,347,300	5,165,232
Hachijuni Bank Ltd.	984,000	5,048,689
ING Groep N.V.	1,253,532	10,511,238
Joyo Bank Ltd. (l)	1,014,000	4,977,238
Sapporo Hokuyo Holdings, Inc.	706	2,666,799
Siam City Bank Public Co. Ltd. (a)	10,046,400	1,883,523
SNS REAAL Groep N.V.	294,370	1,817,371
Unione di Banche Italiane ScpA	280,939	4,064,132

		$44,683,194
Pharmaceuticals - 11.4%
Astellas Pharma, Inc.	260,400	$10,599,100
GlaxoSmithKline PLC	1,074,410	18,612,990
Hisamitsu Pharmaceutical Co., Inc.	114,300	4,568,651
Merck KGaA	77,850	6,543,025
Novartis AG	342,860	16,027,086
Roche Holding AG	187,670	26,386,575

		$82,737,427
Printing & Publishing - 1.4%
Reed Elsevier PLC	710,514	$5,907,885
Wolters Kluwer N.V.	256,700	4,329,472

		$10,237,357
Real Estate - 0.2%
Deutsche Wohnen AG (a)	192,940	$1,121,198

Specialty Chemicals - 1.1%
Altana AG	213,220	$3,549,198
Clariant AG	346,626	2,152,884
Symrise AG	188,305	2,231,833

		$7,933,915
Specialty Stores - 0.6%
Esprit Holdings Ltd.	601,100	$2,812,883
Praktiker Bau-und Heimwerkermaerkte Holding AG, “A”	204,706	1,831,291

		$4,644,174
Telecommunications - Wireless - 6.9%
America Movil S.A.B. de C.V., “L”, ADR	99,740	$2,992,200
KDDI Corp.	2,351	15,251,857

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - continued
SmarTone Telecommunications Holdings Ltd.	2,470,000	$1,864,428
Vodafone Group PLC	15,110,679	29,560,613

		$49,669,098
Telephone Services - 4.0%
Royal KPN N.V.	649,871	$8,987,840
Telefonica S.A.	917,310	18,628,957
Virgin Media, Inc.	210,990	997,983

		$28,614,780
Trucking - 4.1%
TNT N.V.	672,558	$14,098,996
Yamato Holdings Co. Ltd.	1,221,000	15,854,986

		$29,953,982
Utilities - Electric Power - 1.5%
E.ON AG	305,983	$10,790,016
Total Common Stocks (Identified Cost, $1,047,691,569)		$708,321,535

Repurchase Agreements - 1.0%
Merrill Lynch & Co, 0.18%, dated 11/28/08, due 12/01/08, total to be received $7,607,114 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$7,607,000	$7,607,000

Collateral for Securities Loaned - 0.4%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	2,730,358	$2,730,358
Total Investments (Identified Cost, $1,058,028,927)		$718,658,893

Other Assets, Less Liabilities - 0.6%		4,341,470
Net Assets - 100.0%		$723,000,363

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value, including $2,566,402 of securities on loan (identified cost, $1,058,028,927)	$718,658,893
Cash	194,134
Foreign currency, at value (identified cost, $3,540,810)	3,443,096
Receivable for investments sold	13,406,314
Receivable for fund shares sold	1,752,406
Interest and dividends receivable	3,626,007
Total assets		$741,080,850
Liabilities
Payable for investments purchased	$12,382,932
Payable for fund shares reacquired	2,375,699
Collateral for securities loaned, at value	2,730,358
Payable to affiliates
Management fee	88,565
Shareholder servicing costs	326,963
Distribution and service fees	20,813
Administrative services fee	2,574
Payable for independent trustees’ compensation	2,841
Accrued expenses and other liabilities	149,742
Total liabilities		$18,080,487
Net assets		$723,000,363
Net assets consist of
Paid-in capital	$1,058,855,409
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(339,449,595)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(21,787,703)
Undistributed net investment income	25,382,252
Net assets		$723,000,363
Shares of beneficial interest outstanding		37,291,549

10

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$240,690,276
Shares outstanding	12,580,641
Net asset value per share		$19.13
Offering price per share (100/94.25 × net asset value per share)		$20.30
Class B shares
Net assets	$25,763,455
Shares outstanding	1,403,894
Net asset value and offering price per share		$18.35
Class C shares
Net assets	$42,635,656
Shares outstanding	2,380,215
Net asset value and offering price per share		$17.91
Class I shares
Net assets	$410,797,596
Shares outstanding	20,763,931
Net asset value, offering price, and redemption price per share		$19.78
Class W shares
Net assets	$2,787,181
Shares outstanding	145,462
Net asset value, offering price, and redemption price per share		$19.16
Class R1 shares
Net assets	$81,473
Shares outstanding	4,441
Net asset value, offering price, and redemption price per share		$18.35
Class R2 shares
Net assets	$81,541
Shares outstanding	4,441
Net asset value, offering price, and redemption price per share		$18.36
Class R3 shares
Net assets	$81,576
Shares outstanding	4,262
Net asset value, offering price, and redemption price per share		$19.14
Class R4 shares
Net assets	$81,609
Shares outstanding	4,262
Net asset value, offering price, and redemption price per share		$19.15

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$12,195,870
Interest	651,418
Foreign taxes withheld	(942,257)
Total investment income		$11,905,031
Expenses
Management fee	$4,608,835
Distribution and service fees	1,046,497
Shareholder servicing costs	696,184
Administrative services fee	82,809
Independent trustees’ compensation	16,482
Custodian fee	269,153
Shareholder communications	31,379
Auditing fees	26,589
Legal fees	10,105
Miscellaneous	70,266
Total expenses		$6,858,299
Fees paid indirectly	(352)
Reduction of expenses by investment adviser	(2,717)
Net expenses		$6,855,230
Net investment income		$5,049,801
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(74,998,304)
Foreign currency transactions	(1,060,785)
Net realized gain (loss) on investments and foreign currency transactions		$(76,059,089)
Change in unrealized appreciation (depreciation)
Investments (net of $124,853 decrease in deferred country tax)	$(397,394,866)
Translation of assets and liabilities in foreign currencies	(149,269)
Net unrealized gain (loss) on investments and foreign currency translation		$(397,544,135)
Net realized and unrealized gain (loss) on investments and foreign currency		$(473,603,224)
Change in net assets from operations		$(468,553,423)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/08 (unaudited)	Year ended 5/31/08
From operations
Net investment income	$5,049,801	$25,347,628
Net realized gain (loss) on investments and foreign currency transactions	(76,059,089)	68,065,929
Net unrealized gain (loss) on investments and foreign currency translation	(397,544,135)	(92,930,470)
Change in net assets from operations	$(468,553,423)	$483,087
Distributions declared to shareholders
From net investment income
Class A	$—	$(4,163,742)
Class B	—	(246,737)
Class C	—	(449,617)
Class I	—	(9,934,913)
Class W	—	(22,966)
From net realized gain on investments
Class A	—	(24,183,439)
Class B	—	(4,381,463)
Class C	—	(5,838,292)
Class I	—	(44,013,378)
Class W	—	(106,557)
Total distributions declared to shareholders	$—	$(93,341,104)
Change in net assets from fund share transactions	$(96,058,072)	$204,978,867
Total change in net assets	$(564,611,495)	$112,120,850
Net assets
At beginning of period	1,287,611,858	1,175,491,008
At end of period (including undistributed net investment income of $25,382,252 and $20,332,451, respectively)	$723,000,363	$1,287,611,858

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/08		Years ended 5/31
Class A			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$30.23		$32.74	$29.16	$24.20	$21.06	$16.14
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.63	$0.49	$0.38	$0.41	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(11.20)		(0.62)	5.75	6.62	3.34	4.85
Total from investment operations	$(11.10)		$0.01	$6.24	$7.00	$3.75	$4.98
Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.42)	$(0.21)	$(0.06)	$(0.06)
From net realized gain on investments	—		(2.15)	(2.24)	(1.83)	(0.55)	—
Total distributions declared to shareholders	$—		$(2.52)	$(2.66)	$(2.04)	$(0.61)	$(0.06)
Net asset value, end of period	$19.13		$30.23	$32.74	$29.16	$24.20	$21.06
Total return (%) (r)(s)(t)	(36.72	)(n)	(0.05)	22.17	30.04	17.89	30.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.45	1.49	1.63	1.68	2.04
Expenses after expense reductions (f)	1.48	(a)	1.45	1.49	1.60	1.65	1.90
Net investment income	0.84	(a)	2.03	1.61	1.41	1.78	0.67
Portfolio turnover	20		35	49	54	37	82
Net assets at end of period (000 Omitted)	$240,690		$400,018	$386,570	$242,369	$142,789	$66,216

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/08		Years ended 5/31
Class B			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$29.09		$31.55	$28.19	$23.47	$20.51	$15.75
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.33	$0.25	$0.17	$0.21	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(10.76)		(0.52)	5.57	6.45	3.30	4.75
Total from investment operations	$(10.74)		$(0.19)	$5.82	$6.62	$3.51	$4.76
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.22)	$(0.07)	$—	$—
From net realized gain on investments	—		(2.15)	(2.24)	(1.83)	(0.55)	—
Total distributions declared to shareholders	$—		$(2.27)	$(2.46)	$(1.90)	$(0.55)	$—
Net asset value, end of period	$18.35		$29.09	$31.55	$28.19	$23.47	$20.51
Total return (%) (r)(s)(t)	(36.92	)(n)	(0.69)	21.36	29.22	17.16	30.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.13	(a)	2.10	2.14	2.28	2.33	2.58
Expenses after expense reductions (f)	2.13	(a)	2.10	2.14	2.25	2.30	2.44
Net investment income	0.16	(a)	1.10	0.86	0.64	0.93	0.07
Portfolio turnover	20		35	49	54	37	82
Net assets at end of period (000 Omitted)	$25,763		$51,764	$79,000	$70,758	$57,356	$37,076

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$28.39		$30.89	$27.67	$23.14	$20.24	$15.55
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.36	$0.28	$0.18	$0.29	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(10.50)		(0.54)	5.43	6.34	3.16	4.68
Total from investment operations	$(10.48)		$(0.18)	$5.71	$6.52	$3.45	$4.71
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.25)	$(0.16)	$—	$(0.02)
From net realized gain on investments	—		(2.15)	(2.24)	(1.83)	(0.55)	—
Total distributions declared to shareholders	$—		$(2.32)	$(2.49)	$(1.99)	$(0.55)	$(0.02)
Net asset value, end of period	$17.91		$28.39	$30.89	$27.67	$23.14	$20.24
Total return (%) (r)(s)(t)	(36.91	)(n)	(0.69)	21.36	29.27	17.09	30.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.13	(a)	2.10	2.14	2.28	2.33	2.58
Expenses after expense reductions (f)	2.13	(a)	2.10	2.14	2.25	2.30	2.44
Net investment income	0.18	(a)	1.22	0.96	0.68	1.29	0.14
Portfolio turnover	20		35	49	54	37	82
Net assets at end of period (000 Omitted)	$42,636		$76,841	$91,372	$62,896	$35,808	$13,322

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$31.20		$33.71	$29.94	$24.75	$21.52	$16.45
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.77	$0.64	$0.60	$0.79	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(11.57)		(0.64)	5.88	6.68	3.12	5.01
Total from investment operations	$(11.42)		$0.13	$6.52	$7.28	$3.91	$5.19
Less distributions declared to shareholders
From net investment income	$—		$(0.49)	$(0.51)	$(0.26)	$(0.13)	$(0.12)
From net realized gain on investments	—		(2.15)	(2.24)	(1.83)	(0.55)	—
Total distributions declared to shareholders	$—		$(2.64)	$(2.75)	$(2.09)	$(0.68)	$(0.12)
Net asset value, end of period	$19.78		$31.20	$33.71	$29.94	$24.75	$21.52
Total return (%) (r)(s)	(36.60	)(n)	0.31	22.56	30.54	18.23	31.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.10	1.14	1.28	1.34	1.58
Expenses after expense reductions (f)	1.13	(a)	1.10	1.14	1.25	1.31	1.44
Net investment income	1.18	(a)	2.43	2.04	2.17	3.32	0.80
Portfolio turnover	20		35	49	54	37	82
Net assets at end of period (000 Omitted)	$410,798		$756,900	$617,518	$301,533	$87,707	$627

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
Class W			2008	2007	2006 (i)

Net asset value, beginning of period	$30.23		$32.75	$29.16	$30.18
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.60	$0.89	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(11.22)		(0.51)	5.43	(1.22	)(g)
Total from investment operations	$(11.07)		$0.09	$6.32	$(1.02)
Less distributions declared to shareholders
From net investment income	$—		$(0.46)	$(0.49)	$—
From net realized gain on investments	—		(2.15)	(2.24)	—
Total distributions declared to shareholders	$—		$(2.61)	$(2.73)	$—
Net asset value, end of period	$19.16		$30.23	$32.75	$29.16
Total return (%) (r)(s)	(36.62	)(n)	0.22	22.48	(3.38	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.21	1.24	1.37	(a)
Expenses after expense reductions (f)	1.24	(a)	1.21	1.24	1.35	(a)
Net investment income	1.22	(a)	2.04	3.22	8.00	(a)
Portfolio turnover	20		35	49	54
Net assets at end of period (000 Omitted)	$2,787		$2,089	$1,031	$97

Class R1	Period ended 11/30/08 (i) (unaudited)
Net asset value, beginning of period	$22.52
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(4.18	)(g)
Total from investment operations	$(4.17)
Net asset value, end of period	$18.35
Total return (%) (r)(s)	(18.52	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.23	(a)
Expenses after expense reductions (f)	2.23	(a)
Net investment income	0.32	(a)
Portfolio turnover	20
Net assets at end of period (000 Omitted)	$81

See Notes to Financial Statements

18

Financial Highlights – continued

Class R2	Period ended 11/30/08 (i) (unaudited)
Net asset value, beginning of period	$22.52
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(4.19	)(g)
Total from investment operations	$(4.16)
Net asset value, end of period	$18.36
Total return (%) (r)(s)	(18.47	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)
Expenses after expense reductions (f)	1.73	(a)
Net investment income	0.83	(a)
Portfolio turnover	20
Net assets at end of period (000 Omitted)	$82

Class R3	Period ended 11/30/08 (i) (unaudited)
Net asset value, beginning of period	$23.46
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(4.35	)(g)
Total from investment operations	$(4.32)
Net asset value, end of period	$19.14
Total return (%) (r)(s)	(18.41	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)
Expenses after expense reductions (f)	1.48	(a)
Net investment income	1.07	(a)
Portfolio turnover	20
Net assets at end of period (000 Omitted)	$82

See Notes to Financial Statements

19

Financial Highlights – continued

Class R4	Period ended 11/30/08 (i) (unaudited)
Net asset value, beginning of period	$23.46
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(4.35	)(g)
Total from investment operations	$(4.31)
Net asset value, end of period	$19.15
Total return (%) (r)(s)	(18.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)
Expenses after expense reductions (f)	1.23	(a)
Net investment income	1.33	(a)
Portfolio turnover	20
Net assets at end of period (000 Omitted)	$82

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, May 1, 2006 (Class W), and October 1, 2008 (Classes R1, R2, R3 and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by a third party pricing service on the market or exchange on which such securities are primarily

21

Notes to Financial Statements (unaudited) – continued

traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by a third party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to

22

Notes to Financial Statements (unaudited) – continued

determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$299,782,196	$418,876,697	$—	$718,658,893
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That

23

Notes to Financial Statements (unaudited) – continued

portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

24

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/08
Ordinary income (including any short-term capital gains)	$49,341,934
Long-term capital gain	43,999,170
Total distributions	$93,341,104

25

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/08
Cost of investments	$1,059,892,688
Gross appreciation	11,885,522
Gross depreciation	(353,119,317)
Net unrealized appreciation (depreciation)	$(341,233,795)

As of 5/31/08
Undistributed ordinary income	$25,333,812
Undistributed long-term capital gain	51,629,751
Other temporary differences	(551,110)
Net unrealized appreciation (depreciation)	56,285,924

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and services fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended November 30, 2008 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Prior to October 1, 2008, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses

26

Notes to Financial Statements (unaudited) – continued

did not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class I	Class W
1.80%	2.45%	2.45%	1.45%	1.55%

In addition, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment related expenses, such that operating expenses did not exceed 0.40% annually of the fund’s average daily net assets. These written agreements terminated on September 30, 2008.

Effective October 1, 2008, the investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.90%	2.55%	2.55%	1.55%	1.65%	2.55%	2.05%	1.80%	1.55%

This written agreement will continue until February 28, 2009. For the six months ended November 30, 2008, the fund’s actual operating expenses did not exceed these limits and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Effective March 1, 2009, the investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.80%	2.55%	2.55%	1.55%	1.65%	2.55%	2.05%	1.80%	1.55%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2009.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $28,369 for the six months ended November 30, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

27

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$554,492
Class B	0.75%	0.25%	1.00%	1.00%	191,839
Class C	0.75%	0.25%	1.00%	1.00%	298,869
Class W	0.10%	—	0.10%	0.10%	1,055
Class R1 (i)	0.75%	0.25%	1.00%	1.00%	138
Class R2 (i)	0.25%	0.25%	0.50%	0.50%	69
Class R3 (i)	—	0.25%	0.25%	0.25%	35
Total Distribution and Service Fees					$1,046,497

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2008 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A annual distribution fee will be eliminated.
(i)	For the period from the class’ inception, October 1, 2008 (Classes R1, R2, and R3) through the stated period end.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2008, were as follows:

Amount
Class A	$3
Class B	30,321
Class C	3,609

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the

28

Notes to Financial Statements (unaudited) – continued

fund’s Board of Trustees. For the six months ended November 30, 2008, the fee was $103,666, which equated to 0.0202% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $268,333.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2008, these costs for the fund amounted to $324,185 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended November 30, 2008 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $135. This amount is included in independent trustees’ compensation for the six months ended November 30, 2008. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $2,832 at November 30, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by

29

Notes to Financial Statements (unaudited) – continued

the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2008, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,169 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,717, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $200,613,503 and $259,121,417, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/08 (i)		Year ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,972,482	$68,185,435	6,027,765	$184,023,698
Class B	58,394	1,353,930	232,919	6,990,030
Class C	212,688	4,590,572	508,611	14,915,461
Class I	2,374,165	65,718,413	5,803,975	185,103,005
Class W	96,107	2,028,555	136,809	4,177,258
Class R1	4,441	100,000	—	—
Class R2	4,441	100,000	—	—
Class R3	4,262	100,000	—	—
Class R4	4,262	100,000	—	—
	5,731,242	$142,276,905	12,710,079	$395,209,452

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/08 (i)		Year ended 5/31/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	786,868	$24,030,937
Class B	—	—	135,977	4,008,595
Class C	—	—	147,300	4,237,815
Class I	—	—	1,698,459	53,450,507
Class W	—	—	4,232	129,076
	—	$—	2,772,836	$85,856,930
Shares reacquired
Class A	(3,625,821)	$(85,088,115)	(5,389,101)	$(166,518,538)
Class B	(434,011)	(9,939,972)	(1,093,454)	(32,531,010)
Class C	(538,909)	(11,469,408)	(907,349)	(26,449,633)
Class I	(5,867,955)	(131,401,165)	(1,561,887)	(47,684,895)
Class W	(19,740)	(436,317)	(103,422)	(2,903,439)
	(10,486,436)	$(238,334,977)	(9,055,213)	$(276,087,515)
Net change
Class A	(653,339)	$(16,902,680)	1,425,532	$41,536,097
Class B	(375,617)	(8,586,042)	(724,558)	(21,532,385)
Class C	(326,221)	(6,878,836)	(251,438)	(7,296,357)
Class I	(3,493,790)	(65,682,752)	5,940,547	190,868,617
Class W	76,367	1,592,238	37,619	1,402,895
Class R1	4,441	100,000	—	—
Class R2	4,441	100,000	—	—
Class R3	4,262	100,000	—	—
Class R4	4,262	100,000	—	—
	(4,755,194)	$(96,058,072)	6,427,702	$204,978,867

(i)	For the period from the class’ inception, October 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 49% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal

31

Notes to Financial Statements (unaudited) – continued

Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended November 30, 2008, the fund’s commitment fee and interest expense were $2,702 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and

33

Board Review of Investment Advisory Agreement – continued

financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

34

Board Review of Investment Advisory Agreement – continued

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that the Fund’s advisory fee rate schedule is currently subject to a breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion, and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the breakpoint described above and the expense limitation), the Fund’s effective advisory fee rate and total expense ratio each were higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is currently subject to the breakpoints described above. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a

35

Board Review of Investment Advisory Agreement – continued

group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of

36

Board Review of Investment Advisory Agreement – continued

the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

Note: MFD has agreed to the Trustees’ recommendation to eliminate the distribution fee component of the 12b-1 fee paid by the Fund’s Class A shares, effective March 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

37

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

38

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature Shareholders 1-800-225-2606	c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS
INVESTMENT MANAGEMENT

SSW
NNE
NE

11/30/08 Semiannual report

AAF-SEM 11/08

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

The global economy is not a very welcoming place these days. Headlines tell the story of slowing growth, accelerating inflation, and credit collapse. We have watched the rampant selling that has typified equity and credit markets since the strains in the financial system first became apparent last year.

The volatility in commodity and currency markets has further complicated investment choices. There are so many parts moving in so many directions; it has become very easy to get overwhelmed.

At MFS® we remind investors to keep their eye on the long term and not become panicked by the uncertainty of the day to day.

Remember that what goes down could very easily come back up. And that is where we as money managers like to turn our focus.

Investment opportunities may arise in declining markets. When markets experience substantial selloffs, assets often become undervalued. At MFS, we have a team of global sector analysts located in Boston, London, Mexico City, Singapore, Sydney, and Tokyo working together to do the kind of bottom-up research that will root out these investment opportunities.

In times like these, we encourage our investors to check in with their advisors to ensure they have an investment plan in place that will pay heed to the present, but that is firmly tailored to the future.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

January 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS® Conservative Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Limited Maturity Fund	20.7%
MFS Research Bond Fund	20.6%
MFS Value Fund	14.2%
MFS Research Fund	13.9%
MFS Government Securities Fund	10.8%
MFS Money Market Fund	10.6%
MFS Core Growth Fund	4.7%
MFS Research International Fund	4.5%
Cash & Other Net Assets (o)	0.0%

MFS® Moderate Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	21.1%
MFS Value Fund	15.0%
MFS Research Fund	14.7%
MFS Government Securities Fund	11.1%
MFS Core Growth Fund	9.9%
MFS Research International Fund	9.4%
MFS Money Market Fund	5.4%
MFS High Income Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Mid Cap Growth Fund	4.2%
Cash & Other Net Assets	0.1%

MFS® Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	15.6%
MFS Core Growth Fund	15.3%
MFS Research International Fund	14.8%
MFS Research Bond Fund	10.6%
MFS Research Fund	10.2%
MFS Mid Cap Value Fund	9.5%
MFS Mid Cap Growth Fund	8.8%
MFS Government Securities Fund	5.6%
MFS International New Discovery Fund	4.9%
MFS High Income Fund	4.7%
Cash & Other Net Assets (o)	0.0%

(o)	Less than 0.1%.

Percentages are based on net assets as of 11/30/08.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Aggressive Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Core Growth Fund	20.8%
MFS Value Fund	16.0%
MFS Mid Cap Value Fund	14.8%
MFS Mid Cap Growth Fund	13.3%
MFS Research Fund	10.4%
MFS Research International Fund	10.0%
MFS International New Discovery Fund	9.8%
MFS New Discovery Fund	4.8%
Cash & Other Net Assets	0.1%

Percentages are based on net assets as of 11/30/08.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, June 1, 2008 through November 30, 2008

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2008 through November 30, 2008.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS® CONSERVATIVE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/08	Ending Account Value 11/30/08	Expenses Paid During Period (p) 6/01/08-11/30/08
A	Actual	0.41%	$1,000.00	$821.60	$1.87
	Hypothetical (h)	0.41%	$1,000.00	$1,023.01	$2.08
B	Actual	1.06%	$1,000.00	$819.16	$4.83
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
C	Actual	1.06%	$1,000.00	$818.71	$4.83
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
I	Actual	0.06%	$1,000.00	$822.91	$0.27
	Hypothetical (h)	0.06%	$1,000.00	$1,024.77	$0.30
R1	Actual	1.06%	$1,000.00	$819.02	$4.83
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
R2	Actual	0.56%	$1,000.00	$821.22	$2.56
	Hypothetical (h)	0.56%	$1,000.00	$1,022.26	$2.84
R3	Actual	0.31%	$1,000.00	$821.55	$1.42
	Hypothetical (h)	0.31%	$1,000.00	$1,023.51	$1.57
R4	Actual	0.06%	$1,000.00	$823.24	$0.27
	Hypothetical (h)	0.06%	$1,000.00	$1,024.77	$0.30
529A	Actual	0.51%	$1,000.00	$821.55	$2.33
	Hypothetical (h)	0.51%	$1,000.00	$1,022.51	$2.59
529B	Actual	1.16%	$1,000.00	$818.49	$5.29
	Hypothetical (h)	1.16%	$1,000.00	$1,019.25	$5.87
529C	Actual	1.16%	$1,000.00	$818.87	$5.29
	Hypothetical (h)	1.16%	$1,000.00	$1,019.25	$5.87

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.31% and 0.41% for Class A and Class 529A shares, respectively. The actual expenses paid during the period would have been approximately $1.42 and $1.87 and the hypothetical expenses paid during the period would have been approximately $1.57 and $2.08 for Class A and Class 529A shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS® MODERATE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/08	Ending Account Value 11/30/08	Expenses Paid During Period (p) 6/01/08-11/30/08
A	Actual	0.38%	$1,000.00	$726.47	$1.64
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
B	Actual	1.04%	$1,000.00	$723.96	$4.49
	Hypothetical (h)	1.04%	$1,000.00	$1,019.85	$5.27
C	Actual	1.04%	$1,000.00	$724.09	$4.49
	Hypothetical (h)	1.04%	$1,000.00	$1,019.85	$5.27
I	Actual	0.03%	$1,000.00	$727.07	$0.13
	Hypothetical (h)	0.03%	$1,000.00	$1,024.92	$0.15
R1	Actual	1.03%	$1,000.00	$724.45	$4.45
	Hypothetical (h)	1.03%	$1,000.00	$1,019.90	$5.22
R2	Actual	0.53%	$1,000.00	$725.92	$2.29
	Hypothetical (h)	0.53%	$1,000.00	$1,022.41	$2.69
R3	Actual	0.28%	$1,000.00	$726.53	$1.21
	Hypothetical (h)	0.28%	$1,000.00	$1,023.66	$1.42
R4	Actual	0.03%	$1,000.00	$727.94	$0.13
	Hypothetical (h)	0.03%	$1,000.00	$1,024.92	$0.15
529A	Actual	0.48%	$1,000.00	$726.00	$2.08
	Hypothetical (h)	0.48%	$1,000.00	$1,022.66	$2.43
529B	Actual	1.14%	$1,000.00	$723.60	$4.93
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77
529C	Actual	1.14%	$1,000.00	$723.60	$4.93
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.28% and 0.38% for Class A and Class 529A shares, respectively. The actual expenses paid during the period would have been approximately $1.21 and $1.64 and the hypothetical expenses paid during the period would have been approximately $1.42 and $1.93 for Class A and Class 529A shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS® GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/08	Ending Account Value 11/30/08	Expenses Paid During Period (p) 6/01/08-11/30/08
A	Actual	0.39%	$1,000.00	$641.85	$1.61
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98
B	Actual	1.04%	$1,000.00	$640.14	$4.28
	Hypothetical (h)	1.04%	$1,000.00	$1,019.85	$5.27
C	Actual	1.04%	$1,000.00	$639.65	$4.27
	Hypothetical (h)	1.04%	$1,000.00	$1,019.85	$5.27
I	Actual	0.03%	$1,000.00	$643.14	$0.12
	Hypothetical (h)	0.03%	$1,000.00	$1,024.92	$0.15
R1	Actual	1.04%	$1,000.00	$639.64	$4.27
	Hypothetical (h)	1.04%	$1,000.00	$1,019.85	$5.27
R2	Actual	0.54%	$1,000.00	$641.20	$2.22
	Hypothetical (h)	0.54%	$1,000.00	$1,022.36	$2.74
R3	Actual	0.29%	$1,000.00	$641.94	$1.19
	Hypothetical (h)	0.29%	$1,000.00	$1,023.61	$1.47
R4	Actual	0.03%	$1,000.00	$643.43	$0.12
	Hypothetical (h)	0.03%	$1,000.00	$1,024.92	$0.15
529A	Actual	0.49%	$1,000.00	$641.27	$2.02
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
529B	Actual	1.14%	$1,000.00	$639.48	$4.69
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77
529C	Actual	1.14%	$1,000.00	$639.67	$4.69
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.29% and 0.39% for Class A and Class 529A shares, respectively. The actual expenses paid during the period would have been approximately $1.19 and $1.60 and the hypothetical expenses paid during the period would have been approximately $1.47 and $1.98 for Class A and Class 529A shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/08	Ending Account Value 11/30/08	Expenses Paid During Period (p) 6/01/08-11/30/08
A	Actual	0.40%	$1,000.00	$584.18	$1.59
	Hypothetical (h)	0.40%	$1,000.00	$1,023.06	$2.03
B	Actual	1.05%	$1,000.00	$581.89	$4.16
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
C	Actual	1.05%	$1,000.00	$581.99	$4.16
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
I	Actual	0.05%	$1,000.00	$584.85	$0.20
	Hypothetical (h)	0.05%	$1,000.00	$1,024.82	$0.25
R1	Actual	1.05%	$1,000.00	$582.25	$4.16
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
R2	Actual	0.55%	$1,000.00	$583.92	$2.18
	Hypothetical (h)	0.55%	$1,000.00	$1,022.31	$2.79
R3	Actual	0.30%	$1,000.00	$584.34	$1.19
	Hypothetical (h)	0.30%	$1,000.00	$1,023.56	$1.52
R4	Actual	0.05%	$1,000.00	$584.81	$0.20
	Hypothetical (h)	0.05%	$1,000.00	$1,024.82	$0.25
529A	Actual	0.50%	$1,000.00	$583.71	$1.99
	Hypothetical (h)	0.50%	$1,000.00	$1,022.56	$2.54
529B	Actual	1.15%	$1,000.00	$582.09	$4.56
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
529C	Actual	1.15%	$1,000.00	$581.82	$4.56
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.30% and 0.40% for Class A and Class 529A shares, respectively. The actual expenses paid during the period would have been approximately $1.19 and $1.59 and the hypothetical expenses paid during the period would have been approximately $1.52 and $2.03 for Class A and Class 529A shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

11/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS® CONSERVATIVE ALLOCATION FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	2,278,787	$30,125,566
MFS Government Securities Fund - Class I	7,089,898	69,551,897
MFS Limited Maturity Fund - Class I	23,131,796	132,776,510
MFS Money Market Fund	68,035,872	68,035,872
MFS Research Bond Fund - Class I	15,317,270	132,188,038
MFS Research Fund - Class I	5,191,832	89,091,844
MFS Research International Fund - Class I	2,687,152	28,886,889
MFS Value Fund - Class I	5,277,759	91,041,336
Total Investments (Identified Cost, $719,797,443)		$641,697,952

Other Assets, Less Liabilities - 0.0%		227,439
Net Assets - 100.0%		$641,925,391

MFS® MODERATE ALLOCATION FUND

Mutual Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	11,700,202	$154,676,677
MFS Government Securities Fund - Class I	17,659,175	173,236,507
MFS High Income Fund - Class I	31,518,726	72,177,883
MFS Mid Cap Growth Fund - Class I (a)	12,916,882	64,971,914
MFS Mid Cap Value Fund - Class I	9,533,743	70,645,035
MFS Money Market Fund	84,761,654	84,761,654
MFS Research Bond Fund - Class I	38,186,008	329,545,245
MFS Research Fund - Class I	13,369,965	229,428,605
MFS Research International Fund - Class I	13,733,533	147,635,483
MFS Value Fund - Class I	13,620,094	234,946,625
Total Investments (Identified Cost, $1,876,779,275)		$1,562,025,628

Other Assets, Less Liabilities - 0.1%		1,164,108
Net Assets - 100.0%		$1,563,189,736

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS® GROWTH ALLOCATION FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	19,273,331	$254,793,432
MFS Government Securities Fund - Class I	9,411,870	92,330,448
MFS High Income Fund - Class I	34,365,605	78,697,235
MFS International New Discovery Fund - Class I	6,232,272	81,642,762
MFS Mid Cap Growth Fund - Class I (a)	28,963,746	145,687,643
MFS Mid Cap Value Fund - Class I	21,308,893	157,898,896
MFS Research Bond Fund - Class I	20,405,052	176,095,600
MFS Research Fund - Class I	9,880,817	169,554,817
MFS Research International Fund - Class I	22,912,283	246,307,044
MFS Value Fund - Class I	14,996,650	258,692,213
Total Mutual Funds (Identified Cost, $2,212,794,772)		$1,661,700,090

Repurchase Agreements - 0.0%
Merrill Lynch & Co., 0.18%, dated 11/28/08, due 12/01/08, total to be received $216,003 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$216,000	$216,000
Total Investments (Identified Cost, $2,213,010,772)		$1,661,916,090

Other Assets, Less Liabilities - 0.0%		561,695
Net Assets - 100.0%		$1,662,477,785

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

Mutual Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	11,521,252	$152,310,953
MFS International New Discovery Fund - Class I	5,471,134	71,671,847
MFS Mid Cap Growth Fund - Class I (a)	19,335,648	97,258,310
MFS Mid Cap Value Fund - Class I	14,560,249	107,891,442
MFS New Discovery Fund - Class I	3,219,341	35,155,206
MFS Research Fund - Class I	4,441,908	76,223,142
MFS Research International Fund - Class I	6,811,954	73,228,507
MFS Value Fund - Class I	6,760,163	116,612,815
Total Investments (Identified Cost, $1,029,835,512)		$730,352,222

Other Assets, Less Liabilities - 0.1%		421,126
Net Assets - 100.0%		$730,773,348

Portfolio Footnotes:

(a)	Non-income producing security.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 11/30/08 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Assets
Investments –
Underlying funds, at value (Identified cost, $719,797,443, $1,876,779,275, $2,212,794,772, and $1,029,835,512, respectively)	$641,697,952	$1,562,025,628	$1,661,700,090	$730,352,222
Repurchase agreements, at value	—	—	216,000	—
Total investments, at value (identified cost, $719,797,443, $1,876,779,275, $2,213,010,772, and $1,029,835,512, respectively)	$641,697,952	$1,562,025,628	$1,661,916,090	$730,352,222
Cash	—	—	138	—
Receivable for investments sold	1,239,962	4,072,929	1,599,296	889,510
Receivable for fund shares sold	1,058,418	2,790,820	2,137,477	1,243,860
Dividends receivable	1,584,166	3,065,731	2,038,732	—
Total assets	$645,580,498	$1,571,955,108	$1,667,691,733	$732,485,592

Liabilities
Payable to custodian	$6,597	$581,191	$—	$93,431
Payable for investments purchased	1,767,182	4,044,111	2,774,380	593,846
Payable for fund shares reacquired	1,720,568	3,844,966	2,100,989	831,003
Payable to affiliates
Shareholder servicing costs	126	—	—	—
Distribution and service fees	52,579	129,745	138,513	54,043
Administrative services fee	240	240	240	240
Program manager fee	611	811	988	614
Payable for independent trustees’ compensation	27	15	87	99
Accrued expenses and other liabilities	107,177	164,293	198,751	138,968
Total liabilities	$3,655,107	$8,765,372	$5,213,948	$1,712,244
Net assets	$641,925,391	$1,563,189,736	$1,662,477,785	$730,773,348

Net assets consist of
Paid-in capital	$703,910,022	$1,838,592,831	$2,170,166,219	$1,019,254,205
Unrealized appreciation (depreciation) on investments	(78,099,491)	(314,753,647)	(551,094,682)	(299,483,290)
Accumulated net realized gain (loss) on investments	(3,882,211)	(9,365,284)	2,610,318	919,884
Undistributed net investment income	19,997,071	48,715,836	40,795,930	10,082,549
Net assets	$641,925,391	$1,563,189,736	$1,662,477,785	$730,773,348

Statements of Assets and Liabilities (unaudited) – continued

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Net assets
Class A	$242,857,338	$591,544,437	$651,135,863	$269,313,636
Class B	113,074,136	321,135,922	348,097,004	119,773,989
Class C	118,785,942	287,768,170	303,144,129	106,078,691
Class I	25,490,930	33,525,603	45,198,465	35,568,356
Class R1	12,299,825	26,490,795	27,422,050	15,662,739
Class R2	44,886,490	111,030,016	108,447,880	57,742,289
Class R3	22,260,427	78,781,185	63,174,254	33,466,049
Class R4	17,265,972	53,042,186	42,709,581	47,489,025
Class 529A	23,800,744	30,219,216	37,000,402	25,643,601
Class 529B	7,450,257	17,733,406	22,804,843	12,675,843
Class 529C	13,753,330	11,918,800	13,343,314	7,359,130
Total net assets	$641,925,391	$1,563,189,736	$1,662,477,785	$730,773,348

Shares of beneficial interest outstanding
Class A	24,189,479	59,898,941	68,026,657	29,190,395
Class B	11,399,968	33,007,689	37,007,570	13,213,911
Class C	12,006,019	29,628,540	32,277,402	11,715,695
Class I	2,515,934	3,354,277	4,679,561	3,807,431
Class R1	1,264,326	2,769,326	2,970,584	1,756,194
Class R2	4,567,550	11,425,317	11,535,262	6,361,976
Class R3	2,227,764	8,011,798	6,633,876	3,645,391
Class R4	1,716,179	5,359,911	4,450,725	5,137,141
Class 529A	2,383,533	3,073,454	3,890,431	2,795,193
Class 529B	757,969	1,836,073	2,445,110	1,413,856
Class 529C	1,402,088	1,234,215	1,432,108	821,166
Total shares of beneficial interest outstanding	64,430,809	159,599,541	175,349,286	79,858,349

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$10.04	$9.88	$9.57	$9.23
Offering price per share (100/94.25 × net asset value per share)	$10.65	$10.48	$10.15	$9.79

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$9.92	$9.73	$9.41	$9.06

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$9.89	$9.71	$9.39	$9.05

Class I shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.13	$9.99	$9.66	$9.34

Class R1 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$9.73	$9.57	$9.23	$8.92

Class R2 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$9.83	$9.72	$9.40	$9.08

Statements of Assets and Liabilities (unaudited) – continued

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$9.99	$9.83	$9.52	$9.18

Class R4 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.06	$9.90	$9.60	$9.24

Class 529A shares
Net asset value and redemption price per share (net assets/shares of beneficial interest outstanding)	$9.99	$9.83	$9.51	$9.17
Offering price per share (100/94.25 × net asset value per share)	$10.60	$10.43	$10.09	$9.73

Class 529B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$9.83	$9.66	$9.33	$8.97

Class 529C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$9.81	$9.66	$9.32	$8.96

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 11/30/08 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from underlying funds	$10,952,656	$23,566,562	$17,084,168	$1,519,617
Interest	9,786	10,990	8,590	6,006
Total investment income	$10,962,442	$23,577,552	$17,092,758	$1,525,623
Expenses
Distribution and service fees	$2,212,218	$6,099,704	$6,965,456	$2,866,637
Program manager fees	24,991	36,881	47,380	32,744
Administrative services fee	8,775	8,775	8,775	8,775
Independent trustees’ compensation	10,861	28,010	28,771	16,355
Custodian fee	57,570	76,238	74,840	75,313
Shareholder communications	31,565	88,728	129,886	68,596
Auditing fees	14,585	14,577	14,577	14,577
Legal fees	6,768	19,395	23,026	11,127
Miscellaneous	88,376	101,781	118,923	79,149
Total expenses	$2,455,709	$6,474,089	$7,411,634	$3,173,273
Fees paid indirectly	(22)	(7)	(25)	—
Reduction of expenses by investment adviser	(1,773)	(4,983)	(5,819)	(2,749)
Net expenses	$2,453,914	$6,469,099	$7,405,790	$3,170,524
Net investment income (loss)	$8,508,528	$17,108,453	$9,686,968	$(1,644,901)

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions from underlying funds	$(6,011,682)	$(17,124,231)	$(25,412,496)	$(14,904,732)
Change in unrealized appreciation (depreciation) on investments	$(145,047,100)	$(614,880,282)	$(943,858,482)	$(518,262,628)
Net realized and unrealized gain (loss) on investments	$(151,058,782)	$(632,004,513)	$(969,270,978)	$(533,167,360)
Change in net assets from operations	$(142,550,254)	$(614,896,060)	$(959,584,010)	$(534,812,261)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

Six months ended 11/30/08 (unaudited)

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$8,508,528	$17,108,453	$9,686,968	$(1,644,901)
Net realized gain (loss) on investments	(6,011,682)	(17,124,231)	(25,412,496)	(14,904,732)
Net unrealized gain (loss) on investments	(145,047,100)	(614,880,282)	(943,858,482)	(518,262,628)
Change in net assets from operations	$(142,550,254)	$(614,896,060)	$(959,584,010)	$(534,812,261)
Change in net assets from fund share transactions	$4,328,063	$(91,026,329)	$(87,916,236)	$(31,517,074)
Total change in net assets	$(138,222,191)	$(705,922,389)	$(1,047,500,246)	$(566,329,335)

Net assets
At beginning of period	780,147,582	2,269,112,125	2,709,978,031	1,297,102,683
At end of period	$641,925,391	$1,563,189,736	$1,662,477,785	$730,773,348
Undistributed net investment income included in net assets at end of period	$19,997,071	$48,715,836	$40,795,930	$10,082,549

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 5/31/08	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income	$20,633,660	$47,200,833	$33,515,600	$1,697,536
Net realized gain (loss) on investments	18,037,637	80,496,478	153,465,740	90,959,538
Net unrealized gain (loss) on investments	(24,028,840)	(119,676,589)	(217,943,641)	(131,866,372)
Change in net assets from operations	$14,642,457	$8,020,722	$(30,962,301)	$(39,209,298)

Distributions declared to shareholders
From net investment income
Class A	$(8,415,940)	$(21,615,226)	$(23,771,075)	$(7,412,203)
Class B	(3,274,337)	(10,337,533)	(9,764,045)	(1,970,142)
Class C	(3,114,014)	(8,625,449)	(8,261,335)	(1,765,751)
Class I	(887,029)	(1,312,042)	(1,665,840)	(1,159,213)
Class R (b)	(48,165)	(75,364)	—	—
Class R1	(327,034)	(667,621)	(778,285)	(312,289)
Former Class R2 (b)	(135,332)	(495,046)	(611,258)	(166,918)
Class R2 (formerly Class R3)	(1,069,799)	(2,739,501)	(2,676,303)	(1,138,324)
Class R3 (formerly Class R4)	(602,810)	(2,689,631)	(2,227,171)	(905,409)
Class R4 (formerly Class R5)	(573,684)	(1,315,964)	(1,694,510)	(1,651,404)
Class 529A	(737,227)	(825,078)	(1,062,520)	(609,059)
Class 529B	(120,137)	(382,802)	(486,687)	(170,718)
Class 529C	(330,123)	(313,204)	(301,480)	(97,427)
From net realized gain on investments
Class A	(6,024,697)	(25,958,571)	(45,746,887)	(23,306,954)
Class B	(3,108,528)	(15,654,818)	(27,176,876)	(11,429,974)
Class C	(2,869,945)	(12,951,874)	(22,404,030)	(9,709,225)
Class I	(565,750)	(1,411,308)	(2,763,571)	(2,959,559)
Class R (b)	(71,210)	(229,945)	(366,096)	(212,891)
Class R1	(250,631)	(915,446)	(1,679,108)	(1,198,635)
Former Class R2 (b)	(101,439)	(620,714)	(1,255,768)	(575,519)
Class R2 (formerly Class R3)	(779,807)	(3,403,283)	(5,257,787)	(3,714,420)
Class R3 (formerly Class R4)	(421,091)	(3,211,335)	(4,221,139)	(2,768,084)
Class R4 (formerly Class R5)	(376,122)	(1,479,131)	(2,895,386)	(4,431,030)
Class 529A	(570,302)	(1,138,841)	(2,249,727)	(2,216,869)
Class 529B	(108,221)	(739,789)	(1,492,741)	(1,262,507)
Class 529C	(327,759)	(539,599)	(914,546)	(645,074)
Total distributions declared to shareholders	$(35,211,133)	$(119,649,115)	$(171,724,171)	$(81,789,598)
Change in net assets from fund share transactions	$57,637,699	$72,544,708	$95,007,609	$60,227,924
Total change in net assets	$37,069,023	$(39,083,685)	$(107,678,863)	$(60,770,972)

Net assets
At beginning of period	743,078,559	2,308,195,810	2,817,656,894	1,357,873,655
At end of period	$780,147,582	$2,269,112,125	$2,709,978,031	$1,297,102,683
Undistributed net investment income included in net assets at end of period	$11,488,543	$31,607,383	$31,108,962	$11,727,450

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS® CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class A
Net asset value, beginning of period	$12.22		$12.58	$11.68	$11.41	$10.88		$10.35

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.38	$0.36	$0.30	$0.25		$0.24
Net realized and unrealized gain (loss) on investments	(2.33)		(0.12)	1.05	0.29	0.49		0.47
Total from investment operations	$(2.18)		$0.26	$1.41	$0.59	$0.74		$0.71

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.36)	$(0.29)	$(0.21)		$(0.18)
From net realized gain on investments	—		(0.26)	(0.15)	(0.03)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.62)	$(0.51)	$(0.32)	$(0.21)		$(0.18)
Net asset value, end of period	$10.04		$12.22	$12.58	$11.68	$11.41		$10.88
Total return (%) (r)(t)	(17.84	)(n)	2.05	12.25	5.20	6.83		6.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	(a)	0.43	0.49	0.52	0.51		0.53
Expenses after expense reductions (f)(h)	0.41	(a)	0.43	0.45	0.45	0.45		0.45
Net investment income	2.61	(a)	3.04	2.96	2.55	2.28		2.24
Portfolio turnover	8		11	8	4	1		1
Net assets at end of period (000 Omitted)	$242,857		$285,817	$298,190	$251,699	$226,530		$155,476

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class B
Net asset value, beginning of period	$12.11		$12.46	$11.57	$11.31	$10.80		$10.29

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.29	$0.28	$0.22	$0.18		$0.17
Net realized and unrealized gain (loss) on investments	(2.30)		(0.11)	1.04	0.29	0.48		0.47
Total from investment operations	$(2.19)		$0.18	$1.32	$0.51	$0.66		$0.64

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.28)	$(0.22)	$(0.15)		$(0.13)
From net realized gain on investments	—		(0.26)	(0.15)	(0.03)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.53)	$(0.43)	$(0.25)	$(0.15)		$(0.13)
Net asset value, end of period	$9.92		$12.11	$12.46	$11.57	$11.31		$10.80
Total return (%) (r)(t)	(18.08	)(n)	1.43	11.52	4.49	6.08		6.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.08	1.14	1.17	1.16		1.18
Expenses after expense reductions (f)(h)	1.06	(a)	1.08	1.10	1.10	1.10		1.10
Net investment income	1.96	(a)	2.38	2.32	1.90	1.63		1.61
Portfolio turnover	8		11	8	4	1		1
Net assets at end of period (000 Omitted)	$113,074		$150,268	$162,210	$162,941	$163,735		$134,200
See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class C
Net asset value, beginning of period	$12.08		$12.44	$11.56	$11.30	$10.79		$10.30

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.29	$0.28	$0.22	$0.18		$0.17
Net realized and unrealized gain (loss) on investments	(2.30)		(0.11)	1.03	0.29	0.48		0.46
Total from investment operations	$(2.19)		$0.18	$1.31	$0.51	$0.66		$0.63

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.28)	$(0.22)	$(0.15)		$(0.14)
From net realized gain on investments	—		(0.26)	(0.15)	(0.03)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.54)	$(0.43)	$(0.25)	$(0.15)		$(0.14)
Net asset value, end of period	$9.89		$12.08	$12.44	$11.56	$11.30		$10.79
Total return (%) (r)(t)	(18.13	)(n)	1.42	11.47	4.54	6.12		6.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.08	1.14	1.17	1.16		1.18
Expenses after expense reductions (f)(h)	1.06	(a)	1.08	1.10	1.10	1.10		1.10
Net investment income	1.96	(a)	2.37	2.32	1.90	1.63		1.60
Portfolio turnover	8		11	8	4	1		1
Net assets at end of period (000 Omitted)	$118,786		$146,794	$139,457	$130,916	$118,003		$87,876

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class I
Net asset value, beginning of period	$12.31		$12.67	$11.75	$11.48	$10.94		$10.39

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.42	$0.41	$0.34	$0.30		$0.28
Net realized and unrealized gain (loss) on investments	(2.35)		(0.11)	1.06	0.29	0.49		0.47
Total from investment operations	$(2.18)		$0.31	$1.47	$0.63	$0.79		$0.75

Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.40)	$(0.33)	$(0.25)		$(0.20)
From net realized gain on investments	—		(0.26)	(0.15)	(0.03)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.67)	$(0.55)	$(0.36)	$(0.25)		$(0.20)
Net asset value, end of period	$10.13		$12.31	$12.67	$11.75	$11.48		$10.94
Total return (%) (r)	(17.71	)(n)	2.39	12.72	5.51	7.18		7.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.06	(a)	0.08	0.14	0.17	0.16		0.18
Expenses after expense reductions (f)(h)	0.06	(a)	0.08	0.10	0.10	0.10		0.10
Net investment income	2.95	(a)	3.36	3.30	2.91	2.63		2.61
Portfolio turnover	8		11	8	4	1		1
Net assets at end of period (000 Omitted)	$25,491		$31,455	$24,782	$18,158	$14,175		$9,214

See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005 (i)
Class R1
Net asset value, beginning of period	$11.88		$12.31	$11.48	$11.30	$11.23

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.27	$0.26	$0.22	$0.02
Net realized and unrealized gain (loss) on investments	(2.26)		(0.10)	1.04	0.29	0.05
Total from investment operations	$(2.15)		$0.17	$1.30	$0.51	$0.07

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.32)	$(0.30)	$—
From net realized gain on investments	—		(0.26)	(0.15)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.60)	$(0.47)	$(0.33)	$—
Net asset value, end of period	$9.73		$11.88	$12.31	$11.48	$11.30
Total return (%) (r)	(18.10	)(n)	1.32	11.44	4.49	0.62	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.14	1.30	1.37	1.36	(a)
Expenses after expense reductions (f)(h)	1.06	(a)	1.14	1.19	1.21	1.30	(a)
Net investment income	1.96	(a)	2.25	2.18	1.88	1.08	(a)
Portfolio turnover	8		11	8	4	1
Net assets at end of period (000 Omitted)	$12,300		$14,563	$4,739	$1,145	$50

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004 (i)
Class R2
Net asset value, beginning of period	$11.97		$12.36	$11.51	$11.29	$10.82		$10.63

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.33	$0.32	$0.26	$0.20		$0.11
Net realized and unrealized gain (loss) on investments	(2.28)		(0.10)	1.04	0.28	0.48		0.27
Total from investment operations	$(2.14)		$0.23	$1.36	$0.54	$0.68		$0.38

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.36)	$(0.29)	$(0.21)		$(0.19)
From net realized gain on investments	—		(0.26)	(0.15)	(0.03)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.62)	$(0.51)	$(0.32)	$(0.21)		$(0.19)
Net asset value, end of period	$9.83		$11.97	$12.36	$11.51	$11.29		$10.82
Total return (%) (r)	(17.88	)(n)	1.79	12.00	4.82	6.31		3.58	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	(a)	0.65	0.85	0.92	0.91		0.91	(a)
Expenses after expense reductions (f)(h)	0.56	(a)	0.64	0.74	0.76	0.85		0.83	(a)
Net investment income	2.46	(a)	2.74	2.61	2.29	1.85		1.84	(a)
Portfolio turnover	8		11	8	4	1		1
Net assets at end of period (000 Omitted)	$44,886		$53,613	$21,885	$3,004	$330		$13

See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005 (i)
Class R3
Net asset value, beginning of period	$12.16		$12.52	$11.65	$11.41	$11.32

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.37	$0.34	$0.23	$0.04
Net realized and unrealized gain (loss) on investments	(2.32)		(0.10)	1.06	0.36 (g)	0.05
Total from investment operations	$(2.17)		$0.27	$1.40	$0.59	$0.09

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.38)	$(0.32)	$—
From net realized gain on investments	—		(0.26)	(0.15)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.63)	$(0.53)	$(0.35)	$—
Net asset value, end of period	$9.99		$12.16	$12.52	$11.65	$11.41
Total return (%) (r)	(17.85	)(n)	2.14	12.18	5.18	0.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.31	(a)	0.40	0.53	0.57	0.57	(a)
Expenses after expense reductions (f)(h)	0.31	(a)	0.40	0.49	0.50	0.51	(a)
Net investment income	2.72	(a)	3.02	2.88	2.54	1.88	(a)
Portfolio turnover	8		11	8	4	1
Net assets at end of period (000 Omitted)	$22,260		$23,001	$13,701	$2,518	$50

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005 (i)
Class R4
Net asset value, beginning of period	$12.22		$12.58	$11.68	$11.41	$11.32

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.40	$0.39	$0.29	$0.04
Net realized and unrealized gain (loss) on investments	(2.33)		(0.10)	1.05	0.34 (g)	0.05
Total from investment operations	$(2.16)		$0.30	$1.44	$0.63	$0.09

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.39)	$(0.33)	$—
From net realized gain on investments	—		(0.26)	(0.15)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.66)	$(0.54)	$(0.36)	$—
Net asset value, end of period	$10.06		$12.22	$12.58	$11.68	$11.41
Total return (%) (r)	(17.68	)(n)	2.32	12.53	5.55	0.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.06	(a)	0.13	0.24	0.27	0.27	(a)
Expenses after expense reductions (f)(h)	0.06	(a)	0.13	0.20	0.20	0.21	(a)
Net investment income	2.96	(a)	3.29	3.22	2.76	2.18	(a)
Portfolio turnover	8		11	8	4	1
Net assets at end of period (000 Omitted)	$17,266		$22,020	$15,512	$10,630	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class 529A
Net asset value, beginning of period	$12.16		$12.52	$11.63	$11.37	$10.86		$10.34

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.34	$0.33	$0.27	$0.23		$0.21
Net realized and unrealized gain (loss) on investments	(2.31)		(0.10)	1.05	0.29	0.47		0.47
Total from investment operations	$(2.17)		$0.24	$1.38	$0.56	$0.70		$0.68

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.34)	$(0.27)	$(0.19)		$(0.16)
From net realized gain on investments	—		(0.26)	(0.15)	(0.03)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.60)	$(0.49)	$(0.30)	$(0.19)		$(0.16)
Net asset value, end of period	$9.99		$12.16	$12.52	$11.63	$11.37		$10.86
Total return (%) (r)(t)	(17.85	)(n)	1.84	12.00	4.95	6.49		6.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	(a)	0.65	0.74	0.77	0.76		0.78
Expenses after expense reductions (f)(h)	0.51	(a)	0.65	0.70	0.70	0.70		0.70
Net investment income	2.50	(a)	2.80	2.71	2.31	2.02		1.99
Portfolio turnover	8		11	8	4	1		1
Net assets at end of period (000 Omitted)	$23,801		$28,935	$26,359	$17,978	$12,840		$6,339

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class 529B
Net asset value, beginning of period	$12.01		$12.40	$11.54	$11.28	$10.77		$10.27

Income (loss) from investment operations
Net investment income (d)	$0.10		$0.26	$0.24	$0.19	$0.15		$0.15
Net realized and unrealized gain (loss) on investments	(2.28)		(0.10)	1.04	0.29	0.48		0.46
Total from investment operations	$(2.18)		$0.16	$1.28	$0.48	$0.63		$0.61

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.27)	$(0.19)	$(0.12)		$(0.11)
From net realized gain on investments	—		(0.26)	(0.15)	(0.03)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.55)	$(0.42)	$(0.22)	$(0.12)		$(0.11)
Net asset value, end of period	$9.83		$12.01	$12.40	$11.54	$11.28		$10.77
Total return (%) (r)(t)	(18.15	)(n)	1.23	11.24	4.25	5.84		5.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.29	1.39	1.42	1.41		1.43
Expenses after expense reductions (f)(h)	1.16	(a)	1.29	1.35	1.35	1.35		1.35
Net investment income	1.85	(a)	2.10	2.04	1.65	1.38		1.36
Portfolio turnover	8		11	8	4	1		1
Net assets at end of period (000 Omitted)	$7,450		$7,063	$3,779	$2,008	$1,611		$1,320

See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class 529C
Net asset value, beginning of period	$11.98		$12.35	$11.49	$11.25	$10.76		$10.28

Income (loss) from investment operations
Net investment income (d)	$0.10		$0.26	$0.24	$0.19	$0.15		$0.14
Net realized and unrealized gain (loss) on investments	(2.27)		(0.11)	1.04	0.29	0.47		0.47
Total from investment operations	$(2.17)		$0.15	$1.28	$0.48	$0.62		$0.61

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.27)	$(0.21)	$(0.13)		$(0.13)
From net realized gain on investments	—		(0.26)	(0.15)	(0.03)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.52)	$(0.42)	$(0.24)	$(0.13)		$(0.13)
Net asset value, end of period	$9.81		$11.98	$12.35	$11.49	$11.25		$10.76
Total return (%) (r)(t)	(18.11	)(n)	1.18	11.22	4.29	5.79		5.91

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.30	1.39	1.42	1.41		1.43
Expenses after expense reductions (f)(h)	1.16	(a)	1.30	1.35	1.35	1.35		1.35
Net investment income	1.86	(a)	2.15	2.06	1.66	1.37		1.32
Portfolio turnover	8		11	8	4	1		1
Net assets at end of period (000 Omitted)	$13,753		$16,618	$14,845	$11,031	$7,522		$4,798

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2) and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class A
Net asset value, beginning of period	$13.60		$14.27	$12.76	$12.21	$11.44		$10.34

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.33	$0.30	$0.25	$0.25		$0.20
Net realized and unrealized gain (loss) on investments	(3.84)		(0.23)	1.71	0.66	0.73		1.03
Total from investment operations	$(3.72)		$0.10	$2.01	$0.91	$0.98		$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.34)	$(0.31)	$(0.21)		$(0.13)
From net realized gain on investments	—		(0.42)	(0.16)	(0.05)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.77)	$(0.50)	$(0.36)	$(0.21)		$(0.13)
Net asset value, end of period	$9.88		$13.60	$14.27	$12.76	$12.21		$11.44
Total return (%) (r)(t)	(27.35	)(n)	0.69	16.02	7.50	8.53		11.94

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	(a)	0.41	0.46	0.47	0.48		0.51
Expenses after expense reductions (f)(h)	0.38	(a)	0.41	0.45	0.45	0.45		0.45
Net investment income	2.01	(a)	2.39	2.22	1.97	2.09		1.79
Portfolio turnover	6		8	6	2	0	(u)	1
Net assets at end of period (000 Omitted)	$591,544		$855,064	$905,702	$773,647	$643,285		$416,219

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class B
Net asset value, beginning of period	$13.44		$14.13	$12.64	$12.10	$11.36		$10.30

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.24	$0.21	$0.17	$0.17		$0.13
Net realized and unrealized gain (loss) on investments	(3.79)		(0.23)	1.69	0.66	0.71		1.02
Total from investment operations	$(3.71)		$0.01	$1.90	$0.83	$0.88		$1.15

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.25)	$(0.24)	$(0.14)		$(0.09)
From net realized gain on investments	—		(0.42)	(0.16)	(0.05)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.70)	$(0.41)	$(0.29)	$(0.14)		$(0.09)
Net asset value, end of period	$9.73		$13.44	$14.13	$12.64	$12.10		$11.36
Total return (%) (r)(t)	(27.60	)(n)	0.03	15.26	6.85	7.75		11.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.04	(a)	1.06	1.11	1.12	1.13		1.17
Expenses after expense reductions (f)(h)	1.04	(a)	1.06	1.10	1.10	1.10		1.11
Net investment income	1.36	(a)	1.74	1.58	1.32	1.44		1.15
Portfolio turnover	6		8	6	2	0	(u)	1
Net assets at end of period (000 Omitted)	$321,136		$497,161	$559,478	$525,991	$471,665		$343,299

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class C
Net asset value, beginning of period	$13.41		$14.11	$12.63	$12.09	$11.36		$10.30

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.24	$0.21	$0.17	$0.17		$0.13
Net realized and unrealized gain (loss) on investments	(3.78)		(0.24)	1.68	0.66	0.70		1.03
Total from investment operations	$(3.70)		$—	$1.89	$0.83	$0.87		$1.16

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.25)	$(0.24)	$(0.14)		$(0.10)
From net realized gain on investments	—		(0.42)	(0.16)	(0.05)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.70)	$(0.41)	$(0.29)	$(0.14)		$(0.10)
Net asset value, end of period	$9.71		$13.41	$14.11	$12.63	$12.09		$11.36
Total return (%) (r)(t)	(27.59	)(n)	(0.03)	15.22	6.90	7.67		11.28

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.04	(a)	1.06	1.11	1.12	1.13		1.17
Expenses after expense reductions (f)(h)	1.04	(a)	1.06	1.10	1.10	1.10		1.11
Net investment income	1.36	(a)	1.74	1.58	1.32	1.44		1.14
Portfolio turnover	6		8	6	2	0	(u)	1
Net assets at end of period (000 Omitted)	$287,768		$424,551	$455,611	$408,740	$335,759		$228,905

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class I
Net asset value, beginning of period	$13.74		$14.40	$12.87	$12.30	$11.53		$10.40

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.38	$0.35	$0.30	$0.30		$0.24
Net realized and unrealized gain (loss) on investments	(3.89)		(0.23)	1.72	0.67	0.71		1.04
Total from investment operations	$(3.75)		$0.15	$2.07	$0.97	$1.01		$1.28

Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.38)	$(0.35)	$(0.24)		$(0.15)
From net realized gain on investments	—		(0.42)	(0.16)	(0.05)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.81)	$(0.54)	$(0.40)	$(0.24)		$(0.15)
Net asset value, end of period	$9.99		$13.74	$14.40	$12.87	$12.30		$11.53
Total return (%) (r)	(27.29	)(n)	1.04	16.41	7.95	8.75		12.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.06	0.11	0.12	0.13		0.16
Expenses after expense reductions (f)(h)	0.03	(a)	0.06	0.10	0.10	0.10		0.10
Net investment income	2.36	(a)	2.74	2.57	2.32	2.46		2.17
Portfolio turnover	6		8	6	2	0	(u)	1
Net assets at end of period (000 Omitted)	$33,526		$48,815	$44,957	$40,643	$32,927		$23,094

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005 (i)
Class R1
Net asset value, beginning of period	$13.21		$13.94	$12.54	$12.09	$12.03

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.22	$0.19	$0.14	$0.01
Net realized and unrealized gain (loss) on investments	(3.72)		(0.22)	1.67	0.68	0.05
Total from investment operations	$(3.64)		$—	$1.86	$0.82	$0.06

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.30)	$(0.32)	$—
From net realized gain on investments	—		(0.42)	(0.16)	(0.05)	—
Total distributions declared to shareholders	$—		$(0.73)	$(0.46)	$(0.37)	$—
Net asset value, end of period	$9.57		$13.21	$13.94	$12.54	$12.09
Total return (%) (r)	(27.55	)(n)	(0.05)	15.06	6.84	0.50	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.04	(a)	1.12	1.28	1.32	1.33	(a)
Expenses after expense reductions (f)(h)	1.03	(a)	1.12	1.19	1.20	1.30	(a)
Net investment income	1.36	(a)	1.66	1.46	1.18	0.57	(a)
Portfolio turnover	6		8	6	2	0	(u)
Net assets at end of period (000 Omitted)	$26,491		$33,921	$14,507	$4,640	$52

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004 (i)
Class R2
Net asset value, beginning of period	$13.39		$14.08	$12.64	$12.11	$11.39		$10.93

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.29	$0.25	$0.19	$0.20		$0.04
Net realized and unrealized gain (loss) on investments	(3.78)		(0.22)	1.68	0.69	0.72		0.56
Total from investment operations	$(3.67)		$0.07	$1.93	$0.88	$0.92		$0.60

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.33)	$(0.30)	$(0.20)		$(0.14)
From net realized gain on investments	—		(0.42)	(0.16)	(0.05)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.76)	$(0.49)	$(0.35)	$(0.20)		$(0.14)
Net asset value, end of period	$9.72		$13.39	$14.08	$12.64	$12.11		$11.39
Total return (%) (r)	(27.41	)(n)	0.47	15.56	7.28	8.03		5.52	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.54	(a)	0.63	0.82	0.87	0.88		0.92	(a)
Expenses after expense reductions (f)(h)	0.53	(a)	0.63	0.74	0.77	0.85		0.86	(a)
Net investment income	1.86	(a)	2.15	1.86	1.59	1.68		0.94	(a)
Portfolio turnover	6		8	6	2	0	(u)	1
Net assets at end of period (000 Omitted)	$111,030		$153,326	$68,519	$18,161	$2,763		$1,082

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005 (i)
Class R3
Net asset value, beginning of period	$13.53		$14.20	$12.73	$12.20	$12.12

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.33	$0.29	$0.22	$0.03
Net realized and unrealized gain (loss) on investments	(3.83)		(0.23)	1.69	0.70	0.05
Total from investment operations	$(3.70)		$0.10	$1.98	$0.92	$0.08

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.35)	$(0.34)	$—
From net realized gain on investments	—		(0.42)	(0.16)	(0.05)	—
Total distributions declared to shareholders	$—		$(0.77)	$(0.51)	$(0.39)	$—
Net asset value, end of period	$9.83		$13.53	$14.20	$12.73	$12.20
Total return (%) (r)	(27.35	)(n)	0.71	15.85	7.59	0.66	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.39	0.51	0.52	0.53	(a)
Expenses after expense reductions (f)(h)	0.28	(a)	0.39	0.49	0.50	0.50	(a)
Net investment income	2.12	(a)	2.41	2.15	1.78	1.37	(a)
Portfolio turnover	6		8	6	2	0	(u)
Net assets at end of period (000 Omitted)	$78,781		$106,643	$87,814	$27,954	$50

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005 (i)
Class R4
Net asset value, beginning of period	$13.60		$14.25	$12.75	$12.21	$12.12

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.36	$0.33	$0.23	$0.03
Net realized and unrealized gain (loss) on investments	(3.84)		(0.21)	1.70	0.71	0.06
Total from investment operations	$(3.70)		$0.15	$2.03	$0.94	$0.09

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.37)	$(0.35)	$—
From net realized gain on investments	—		(0.42)	(0.16)	(0.05)	—
Total distributions declared to shareholders	$—		$(0.80)	$(0.53)	$(0.40)	$—
Net asset value, end of period	$9.90		$13.60	$14.25	$12.75	$12.21
Total return (%) (r)	(27.21	)(n)	1.01	16.24	7.76	0.74	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.11	0.21	0.22	0.23	(a)
Expenses after expense reductions (f)(h)	0.03	(a)	0.11	0.20	0.20	0.20	(a)
Net investment income	2.36	(a)	2.65	2.47	1.99	1.67	(a)
Portfolio turnover	6		8	6	2	0	(u)
Net assets at end of period (000 Omitted)	$53,042		$65,841	$42,690	$28,253	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class 529A
Net asset value, beginning of period	$13.54		$14.20	$12.71	$12.16	$11.42		$10.33

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.30	$0.26	$0.22	$0.22		$0.17
Net realized and unrealized gain (loss) on investments	(3.82)		(0.23)	1.70	0.66	0.71		1.04
Total from investment operations	$(3.71)		$0.07	$1.96	$0.88	$0.93		$1.21

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.31)	$(0.28)	$(0.19)		$(0.12)
From net realized gain on investments	—		(0.42)	(0.16)	(0.05)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.73)	$(0.47)	$(0.33)	$(0.19)		$(0.12)
Net asset value, end of period	$9.83		$13.54	$14.20	$12.71	$12.16		$11.42
Total return (%) (r)(t)	(27.40	)(n)	0.44	15.67	7.32	8.08		11.71

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.63	0.71	0.72	0.73		0.76
Expenses after expense reductions (f)(h)	0.48	(a)	0.63	0.70	0.70	0.70		0.70
Net investment income	1.91	(a)	2.16	1.97	1.72	1.82		1.53
Portfolio turnover	6		8	6	2	0	(u)	1
Net assets at end of period (000 Omitted)	$30,219		$40,969	$37,441	$29,414	$23,623		$13,766

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class 529B
Net asset value, beginning of period	$13.35		$14.01	$12.56	$12.04	$11.33		$10.28

Income (loss) from investment operations
Net investment income (d)	$0.07		$0.20	$0.17	$0.13	$0.14		$0.10
Net realized and unrealized gain (loss) on investments	(3.76)		(0.22)	1.68	0.66	0.70		1.03
Total from investment operations	$(3.69)		$(0.02)	$1.85	$0.79	$0.84		$1.13

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.24)	$(0.22)	$(0.13)		$(0.08)
From net realized gain on investments	—		(0.42)	(0.16)	(0.05)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.64)	$(0.40)	$(0.27)	$(0.13)		$(0.08)
Net asset value, end of period	$9.66		$13.35	$14.01	$12.56	$12.04		$11.33
Total return (%) (r)(t)	(27.64	)(n)	(0.18)	14.93	6.63	7.42		10.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.28	1.36	1.37	1.38		1.42
Expenses after expense reductions (f)(h)	1.14	(a)	1.28	1.35	1.35	1.35		1.36
Net investment income	1.26	(a)	1.51	1.32	1.07	1.18		0.86
Portfolio turnover	6		8	6	2	0	(u)	1
Net assets at end of period (000 Omitted)	$17,733		$25,444	$22,586	$16,274	$10,673		$5,481

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class 529C
Net asset value, beginning of period	$13.35		$14.04	$12.58	$12.05	$11.33		$10.29

Income (loss) from investment operations
Net investment income (d)	$0.07		$0.21	$0.17	$0.13	$0.14		$0.10
Net realized and unrealized gain (loss) on investments	(3.76)		(0.23)	1.68	0.67	0.70		1.03
Total from investment operations	$(3.69)		$(0.02)	$1.85	$0.80	$0.84		$1.13

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.23)	$(0.22)	$(0.12)		$(0.09)
From net realized gain on investments	—		(0.42)	(0.16)	(0.05)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.67)	$(0.39)	$(0.27)	$(0.12)		$(0.09)
Net asset value, end of period	$9.66		$13.35	$14.04	$12.58	$12.05		$11.33
Total return (%) (r)(t)	(27.64	)(n)	(0.21)	14.94	6.63	7.42		10.94

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.28	1.36	1.37	1.38		1.42
Expenses after expense reductions (f)(h)	1.14	(a)	1.28	1.35	1.35	1.35		1.36
Net investment income	1.26	(a)	1.52	1.32	1.07	1.19		0.87
Portfolio turnover	6		8	6	2	0	(u)	1
Net assets at end of period (000 Omitted)	$11,919		$17,376	$17,364	$13,978	$10,547		$6,922

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2) and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class A
Net asset value, beginning of period	$14.91		$16.05	$13.88	$12.87	$11.94		$10.17

Income (loss) from investment operations
Net investment income (d)	$0.07		$0.23	$0.20	$0.16	$0.22		$0.12
Net realized and unrealized gain (loss) on investments	(5.41)		(0.34)	2.48	1.27	0.91		1.73
Total from investment operations	$(5.34)		$(0.11)	$2.68	$1.43	$1.13		$1.85

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.29)	$(0.32)	$(0.20)		$(0.08)
From net realized gain on investments	—		(0.68)	(0.22)	(0.10)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(1.03)	$(0.51)	$(0.42)	$(0.20)		$(0.08)
Net asset value, end of period	$9.57		$14.91	$16.05	$13.88	$12.87		$11.94
Total return (%) (r)(t)	(35.81	)(n)	(0.77)	19.63	11.13	9.41		18.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)	0.41	0.46	0.49	0.49		0.53
Expenses after expense reductions (f)(h)	0.39	(a)	0.40	0.44	0.45	0.45		0.45
Net investment income	1.14	(a)	1.53	1.36	1.17	1.79		1.07
Portfolio turnover	5		7	3	0 (u)	0	(u)	0 (u)
Net assets at end of period (000 Omitted)	$651,136		$1,051,512	$1,129,667	$880,411	$645,029		$379,702

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class B
Net asset value, beginning of period	$14.70		$15.83	$13.70	$12.72	$11.82		$10.11

Income (loss) from investment operations
Net investment income (d)	$0.03		$0.13	$0.10	$0.07	$0.14		$0.05
Net realized and unrealized gain (loss) on investments	(5.32)		(0.34)	2.45	1.25	0.89		1.70
Total from investment operations	$(5.29)		$(0.21)	$2.55	$1.32	$1.03		$1.75

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.20)	$(0.24)	$(0.13)		$(0.04)
From net realized gain on investments	—		(0.68)	(0.22)	(0.10)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.92)	$(0.42)	$(0.34)	$(0.13)		$(0.04)
Net asset value, end of period	$9.41		$14.70	$15.83	$13.70	$12.72		$11.82
Total return (%) (r)(t)	(35.99	)(n)	(1.41)	18.85	10.40	8.73		17.35

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.04	(a)	1.06	1.11	1.14	1.14		1.18
Expenses after expense reductions (f)(h)	1.04	(a)	1.06	1.09	1.10	1.10		1.10
Net investment income	0.49	(a)	0.89	0.71	0.51	1.15		0.43
Portfolio turnover	5		7	3	0 (u)	0	(u)	0 (u)
Net assets at end of period (000 Omitted)	$348,097		$593,661	$690,098	$594,867	$461,019		$291,778

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class C
Net asset value, beginning of period	$14.68		$15.81	$13.69	$12.71	$11.81		$10.11

Income (loss) from investment operations
Net investment income (d)	$0.03		$0.13	$0.10	$0.07	$0.14		$0.05
Net realized and unrealized gain (loss) on investments	(5.32)		(0.33)	2.44	1.25	0.89		1.70
Total from investment operations	$(5.29)		$(0.20)	$2.54	$1.32	$1.03		$1.75

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.20)	$(0.24)	$(0.13)		$(0.05)
From net realized gain on investments	—		(0.68)	(0.22)	(0.10)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.93)	$(0.42)	$(0.34)	$(0.13)		$(0.05)
Net asset value, end of period	$9.39		$14.68	$15.81	$13.69	$12.71		$11.81
Total return (%) (r)(t)	(36.04	)(n)	(1.37)	18.82	10.44	8.72		17.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.04	(a)	1.06	1.11	1.14	1.14		1.18
Expenses after expense reductions (f)(h)	1.04	(a)	1.06	1.09	1.10	1.10		1.10
Net investment income	0.49	(a)	0.89	0.71	0.51	1.13		0.43
Portfolio turnover	5		7	3	0 (u)	0	(u)	0 (u)
Net assets at end of period (000 Omitted)	$303,144		$503,816	$542,939	$448,003	$331,896		$209,448

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class I
Net asset value, beginning of period	$15.02		$16.16	$13.97	$12.94	$11.99		$10.20

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.29	$0.26	$0.21	$0.28		$0.17
Net realized and unrealized gain (loss) on investments	(5.45)		(0.34)	2.49	1.28	0.90		1.72
Total from investment operations	$(5.36)		$(0.05)	$2.75	$1.49	$1.18		$1.89

Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.34)	$(0.36)	$(0.23)		$(0.10)
From net realized gain on investments	—		(0.68)	(0.22)	(0.10)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(1.09)	$(0.56)	$(0.46)	$(0.23)		$(0.10)
Net asset value, end of period	$9.66		$15.02	$16.16	$13.97	$12.94		$11.99
Total return (%) (r)	(35.69	)(n)	(0.41)	20.02	11.56	9.81		18.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.04	(a)	0.05	0.11	0.14	0.14		0.18
Expenses after expense reductions (f)(h)	0.03	(a)	0.05	0.09	0.10	0.10		0.10
Net investment income	1.49	(a)	1.89	1.71	1.52	2.22		1.46
Portfolio turnover	5		7	3	0 (u)	0	(u)	0 (u)
Net assets at end of period (000 Omitted)	$45,198		$67,823	$61,883	$53,465	$40,853		$24,930

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005 (i)
Class R1
Net asset value, beginning of period	$14.43		$15.64	$13.59	$12.71	$12.70

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.13	$0.08	$0.06	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	(5.23)		(0.35)	2.43	1.25	0.01
Total from investment operations	$(5.20)		$(0.22)	$2.51	$1.31	$0.01

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.24)	$(0.33)	$—
From net realized gain on investments	—		(0.68)	(0.22)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.99)	$(0.46)	$(0.43)	$—
Net asset value, end of period	$9.23		$14.43	$15.64	$13.59	$12.71
Total return (%) (r)	(36.04	)(n)	(1.49)	18.72	10.37	0.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.04	(a)	1.12	1.28	1.34	1.34	(a)
Expenses after expense reductions (f)(h)	1.04	(a)	1.12	1.19	1.20	1.30	(a)
Net investment income (loss)	0.49	(a)	0.86	0.58	0.47	(0.18	)(a)
Portfolio turnover	5		7	3	0 (u)	0	(u)
Net assets at end of period (000 Omitted)	$27,422		$41,443	$17,596	$5,164	$50

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004 (i)
Class R2
Net asset value, beginning of period	$14.66		$15.82	$13.73	$12.76	$11.90		$11.15

Income (loss) from investment operations
Net investment income (d)	$0.06		$0.19	$0.15	$0.10	$0.16		$0.05
Net realized and unrealized gain (loss) on investments	(5.32)		(0.32)	2.45	1.28	0.90		0.79
Total from investment operations	$(5.26)		$(0.13)	$2.60	$1.38	$1.06		$0.84

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.29)	$(0.31)	$(0.20)		$(0.09)
From net realized gain on investments	—		(0.68)	(0.22)	(0.10)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(1.03)	$(0.51)	$(0.41)	$(0.20)		$(0.09)
Net asset value, end of period	$9.40		$14.66	$15.82	$13.73	$12.76		$11.90
Total return (%) (r)	(35.88	)(n)	(0.95)	19.19	10.81	8.91		7.52	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.54	(a)	0.63	0.83	0.89	0.89		0.91	(a)
Expenses after expense reductions (f)(h)	0.54	(a)	0.63	0.74	0.77	0.85		0.83	(a)
Net investment income	0.99	(a)	1.31	1.02	0.76	1.35		0.78	(a)
Portfolio turnover	5		7	3	0 (u)	0	(u)	0	(u)
Net assets at end of period (000 Omitted)	$108,448		$169,705	$71,128	$20,059	$2,963		$6
See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005 (i)
Class R3
Net asset value, beginning of period	$14.83		$15.97	$13.84	$12.87	$12.84

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.23	$0.19	$0.12	$0.01
Net realized and unrealized gain (loss) on investments	(5.39)		(0.33)	2.47	1.30	0.02
Total from investment operations	$(5.31)		$(0.10)	$2.66	$1.42	$0.03

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.31)	$(0.35)	$—
From net realized gain on investments	—		(0.68)	(0.22)	(0.10)	—
Total distributions declared to shareholders	$—		$(1.04)	$(0.53)	$(0.45)	$—
Net asset value, end of period	$9.52		$14.83	$15.97	$13.84	$12.87
Total return (%) (r)	(35.81	)(n)	(0.73)	19.55	11.04	0.23	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.29	(a)	0.39	0.51	0.54	0.54	(a)
Expenses after expense reductions (f)(h)	0.29	(a)	0.39	0.49	0.50	0.50	(a)
Net investment income	1.24	(a)	1.55	1.28	0.94	0.60	(a)
Portfolio turnover	5		7	3	0 (u)	0	(u)
Net assets at end of period (000 Omitted)	$63,174		$99,983	$80,683	$12,724	$50

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005 (i)
Class R4
Net asset value, beginning of period	$14.92		$16.06	$13.89	$12.88	$12.84

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.28	$0.24	$0.14	$0.02
Net realized and unrealized gain (loss) on investments	(5.41)		(0.34)	2.48	1.33	0.02
Total from investment operations	$(5.32)		$(0.06)	$2.72	$1.47	$0.04

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.33)	$(0.36)	$—
From net realized gain on investments	—		(0.68)	(0.22)	(0.10)	—
Total distributions declared to shareholders	$—		$(1.08)	$(0.55)	$(0.46)	$—
Net asset value, end of period	$9.60		$14.92	$16.06	$13.89	$12.88
Total return (%) (r)	(35.66	)(n)	(0.48)	19.88	11.45	0.31	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.04	(a)	0.11	0.21	0.24	0.25	(a)
Expenses after expense reductions (f)(h)	0.03	(a)	0.11	0.20	0.20	0.21	(a)
Net investment income	1.49	(a)	1.88	1.60	1.06	0.91	(a)
Portfolio turnover	5		7	3	0 (u)	0	(u)
Net assets at end of period (000 Omitted)	$42,710		$71,253	$49,144	$32,963	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class 529A
Net asset value, beginning of period	$14.83		$15.96	$13.81	$12.82	$11.90		$10.16

Income (loss) from investment operations
Net investment income (d)	$0.06		$0.20	$0.16	$0.13	$0.18		$0.09
Net realized and unrealized gain (loss) on investments	(5.38)		(0.33)	2.47	1.25	0.91		1.72
Total from investment operations	$(5.32)		$(0.13)	$2.63	$1.38	$1.09		$1.81

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.26)	$(0.29)	$(0.17)		$(0.07)
From net realized gain on investments	—		(0.68)	(0.22)	(0.10)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(1.00)	$(0.48)	$(0.39)	$(0.17)		$(0.07)
Net asset value, end of period	$9.51		$14.83	$15.96	$13.81	$12.82		$11.90
Total return (%) (r)(t)	(35.87	)(n)	(0.91)	19.32	10.80	9.17		17.79

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.63	0.71	0.74	0.74		0.78
Expenses after expense reductions (f)(h)	0.49	(a)	0.63	0.69	0.70	0.70		0.70
Net investment income	1.04	(a)	1.31	1.10	0.91	1.48		0.81
Portfolio turnover	5		7	3	0 (u)	0	(u)	0 (u)
Net assets at end of period (000 Omitted)	$37,000		$55,013	$49,948	$36,241	$26,537		$13,802

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class 529B
Net asset value, beginning of period	$14.59		$15.72	$13.62	$12.65	$11.77		$10.07

Income (loss) from investment operations
Net investment income (d)	$0.02		$0.10	$0.07	$0.04	$0.11		$0.02
Net realized and unrealized gain (loss) on investments	(5.28)		(0.33)	2.42	1.24	0.88		1.70
Total from investment operations	$(5.26)		$(0.23)	$2.49	$1.28	$0.99		$1.72

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.17)	$(0.21)	$(0.11)		$(0.02)
From net realized gain on investments	—		(0.68)	(0.22)	(0.10)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.90)	$(0.39)	$(0.31)	$(0.11)		$(0.02)
Net asset value, end of period	$9.33		$14.59	$15.72	$13.62	$12.65		$11.77
Total return (%) (r)(t)	(36.05	)(n)	(1.56)	18.52	10.15	8.39		17.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.28	1.36	1.39	1.39		1.43
Expenses after expense reductions (f)(h)	1.14	(a)	1.28	1.34	1.35	1.35		1.35
Net investment income	0.39	(a)	0.66	0.46	0.26	0.90		0.18
Portfolio turnover	5		7	3	0 (u)	0	(u)	0 (u)
Net assets at end of period (000 Omitted)	$22,805		$34,861	$34,319	$25,755	$19,855		$12,858

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class 529C
Net asset value, beginning of period	$14.57		$15.71	$13.62	$12.65	$11.76		$10.08

Income (loss) from investment operations
Net investment income (d)	$0.02		$0.10	$0.07	$0.04	$0.11		$0.02
Net realized and unrealized gain (loss) on investments	(5.27)		(0.34)	2.42	1.25	0.89		1.70
Total from investment operations	$(5.25)		$(0.24)	$2.49	$1.29	$1.00		$1.72

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.18)	$(0.22)	$(0.11)		$(0.04)
From net realized gain on investments	—		(0.68)	(0.22)	(0.10)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.90)	$(0.40)	$(0.32)	$(0.11)		$(0.04)
Net asset value, end of period	$9.32		$14.57	$15.71	$13.62	$12.65		$11.76
Total return (%) (r)(t)	(36.03	)(n)	(1.61)	18.50	10.20	8.48		17.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.28	1.36	1.39	1.39		1.43
Expenses after expense reductions (f)(h)	1.14	(a)	1.28	1.34	1.35	1.35		1.35
Net investment income	0.39	(a)	0.67	0.45	0.26	0.91		0.14
Portfolio turnover	5		7	3	0 (u)	0	(u)	0 (u)
Net assets at end of period (000 Omitted)	$13,343		$20,908	$20,282	$14,713	$10,688		$7,318

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2) and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class A
Net asset value, beginning of period	$15.80		$17.28	$14.44	$13.07	$12.12		$9.87

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.06	$0.04	$0.00 (w)	$0.13		$(0.01)
Net realized and unrealized gain (loss) on investments	(6.56)		(0.47)	3.16	1.69	0.96		2.26
Total from investment operations	$(6.57)		$(0.41)	$3.20	$1.69	$1.09		$2.25

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.12)	$(0.19)	$(0.14)		$—
From net realized gain on investments	—		(0.81)	(0.24)	(0.13)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(1.07)	$(0.36)	$(0.32)	$(0.14)		$—
Net asset value, end of period	$9.23		$15.80	$17.28	$14.44	$13.07		$12.12
Total return (%) (r)(t)	(41.58	)(n)	(2.50)	22.45	12.94	8.98		22.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.41	0.49	0.51	0.54		0.55
Expenses after expense reductions (f)(h)	0.40	(a)	0.41	0.45	0.45	0.45		0.45
Net investment income (loss)	(0.11	)(a)	0.37	0.23	0.02	1.06		(0.07)
Portfolio turnover	2		9	3	1	1		0 (u)
Net assets at end of period (000 Omitted)	$269,314		$469,636	$513,017	$396,481	$293,814		$172,787

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class B
Net asset value, beginning of period	$15.57		$17.03	$14.25	$12.92	$12.01		$9.84

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.05)	$(0.06)	$(0.09)	$0.05		$(0.08)
Net realized and unrealized gain (loss) on investments	(6.46)		(0.46)	3.11	1.67	0.94		2.25
Total from investment operations	$(6.51)		$(0.51)	$3.05	$1.58	$0.99		$2.17

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.03)	$(0.12)	$(0.08)		$—
From net realized gain on investments	—		(0.81)	(0.24)	(0.13)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.95)	$(0.27)	$(0.25)	$(0.08)		$—
Net asset value, end of period	$9.06		$15.57	$17.03	$14.25	$12.92		$12.01
Total return (%) (r)(t)	(41.81	)(n)	(3.11)	21.60	12.21	8.20		22.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.07	1.14	1.16	1.19		1.20
Expenses after expense reductions (f)(h)	1.05	(a)	1.06	1.10	1.10	1.10		1.10
Net investment income (loss)	(0.76	)(a)	(0.29)	(0.41)	(0.65)	0.42		(0.71)
Portfolio turnover	2		9	3	1	1		0 (u)
Net assets at end of period (000 Omitted)	$119,774		$219,017	$263,272	$220,003	$159,948		$103,720

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class C
Net asset value, beginning of period	$15.55		$17.02	$14.24	$12.91	$11.99		$9.83

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.05)	$(0.06)	$(0.09)	$0.05		$(0.08)
Net realized and unrealized gain (loss) on investments	(6.45)		(0.46)	3.11	1.67	0.94		2.24
Total from investment operations	$(6.50)		$(0.51)	$3.05	$1.58	$0.99		$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.03)	$(0.12)	$(0.07)		$—
From net realized gain on investments	—		(0.81)	(0.24)	(0.13)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.96)	$(0.27)	$(0.25)	$(0.07)		$—
Net asset value, end of period	$9.05		$15.55	$17.02	$14.24	$12.91		$11.99
Total return (%) (r)(t)	(41.80	)(n)	(3.13)	21.65	12.20	8.25		21.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.07	1.14	1.16	1.19		1.20
Expenses after expense reductions (f)(h)	1.05	(a)	1.06	1.09	1.10	1.10		1.10
Net investment income (loss)	(0.76	)(a)	(0.28)	(0.42)	(0.65)	0.42		(0.71)
Portfolio turnover	2		9	3	1	1		0 (u)
Net assets at end of period (000 Omitted)	$106,079		$190,963	$213,653	$162,999	$121,631		$87,253

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class I
Net asset value, beginning of period	$15.97		$17.45	$14.57	$13.19	$12.22		$9.91

Income (loss) from investment operations
Net investment income (d)	$0.02		$0.12	$0.09	$0.05	$0.19		$0.03
Net realized and unrealized gain (loss) on investments	(6.65)		(0.47)	3.20	1.70	0.95		2.28
Total from investment operations	$(6.63)		$(0.35)	$3.29	$1.75	$1.14		$2.31

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.17)	$(0.24)	$(0.17)		$—
From net realized gain on investments	—		(0.81)	(0.24)	(0.13)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(1.13)	$(0.41)	$(0.37)	$(0.17)		$—
Net asset value, end of period	$9.34		$15.97	$17.45	$14.57	$13.19		$12.22
Total return (%) (r)	(41.52	)(n)	(2.13)	22.91	13.27	9.34		23.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.06	0.14	0.16	0.19		0.20
Expenses after expense reductions (f)(h)	0.05	(a)	0.06	0.10	0.10	0.10		0.10
Net investment income	0.24	(a)	0.73	0.58	0.34	1.48		0.28
Portfolio turnover	2		9	3	1	1		0	(u)
Net assets at end of period (000 Omitted)	$35,568		$60,291	$60,173	$49,636	$37,069		$23,649

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005 (i)
Class R1
Net asset value, beginning of period	$15.32		$16.86	$14.15	$12.92	$12.93

Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.05)	$(0.08)	$(0.11)	$(0.03)
Net realized and unrealized gain (loss) on investments	(6.35)		(0.47)	3.10	1.66	0.02
Total from investment operations	$(6.40)		$(0.52)	$3.02	$1.55	$(0.01)

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.07)	$(0.19)	$—
From net realized gain on investments	—		(0.81)	(0.24)	(0.13)	—
Total distributions declared to shareholders	$—		$(1.02)	$(0.31)	$(0.32)	$—
Net asset value, end of period	$8.92		$15.32	$16.86	$14.15	$12.92
Total return (%) (r)	(41.78	)(n)	(3.21)	21.58	12.03	(0.08	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.13	1.31	1.36	1.39	(a)
Expenses after expense reductions (f)(h)	1.05	(a)	1.13	1.19	1.21	1.30	(a)
Net investment loss	(0.76	)(a)	(0.31)	(0.54)	(0.79)	(1.29	)(a)
Portfolio turnover	2		9	3	1	1
Net assets at end of period (000 Omitted)	$15,663		$26,092	$12,146	$4,093	$50

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004 (i)
Class R2
Net asset value, beginning of period	$15.55		$17.06	$14.29	$12.98	$12.09		$11.13

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.02	$(0.02)	$(0.05)	$0.03		$(0.02)
Net realized and unrealized gain (loss) on investments	(6.45)		(0.47)	3.14	1.67	1.00		0.98
Total from investment operations	$(6.47)		$(0.45)	$3.12	$1.62	$1.03		$0.96

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.11)	$(0.18)	$(0.14)		$—
From net realized gain on investments	—		(0.81)	(0.24)	(0.13)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(1.06)	$(0.35)	$(0.31)	$(0.14)		$—
Net asset value, end of period	$9.08		$15.55	$17.06	$14.29	$12.98		$12.09
Total return (%) (r)	(41.61	)(n)	(2.77)	22.12	12.52	8.54		8.63	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	0.64	0.86	0.91	0.94		0.93	(a)
Expenses after expense reductions (f)(h)	0.55	(a)	0.64	0.74	0.77	0.85		0.83	(a)
Net investment income (loss)	(0.26	)(a)	0.16	(0.13)	(0.38)	0.31		(0.33	)(a)
Portfolio turnover	2		9	3	1	1		0	(u)
Net assets at end of period (000 Omitted)	$57,742		$97,410	$45,727	$11,483	$1,978		$5

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005 (i)
Class R3
Net asset value, beginning of period	$15.71		$17.19	$14.39	$13.07	$13.06

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.06	$0.02	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments	(6.53)		(0.47)	3.16	1.69	0.02
Total from investment operations	$(6.53)		$(0.41)	$3.18	$1.67	$0.01

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.14)	$(0.22)	$—
From net realized gain on investments	—		(0.81)	(0.24)	(0.13)	—
Total distributions declared to shareholders	$—		$(1.07)	$(0.38)	$(0.35)	$—
Net asset value, end of period	$9.18		$15.71	$17.19	$14.39	$13.07
Total return (%) (r)	(41.57	)(n)	(2.47)	22.41	12.82	0.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.40	0.54	0.56	0.59	(a)
Expenses after expense reductions (f)(h)	0.30	(a)	0.40	0.49	0.50	0.50	(a)
Net investment income (loss)	(0.01	)(a)	0.40	0.14	(0.15)	(0.50	)(a)
Portfolio turnover	2		9	3	1	1
Net assets at end of period (000 Omitted)	$33,466		$57,129	$45,124	$7,251	$50

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005 (i)
Class R4
Net asset value, beginning of period	$15.80		$17.28	$14.43	$13.07	$13.06

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.11	$0.07	$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	(6.58)		(0.48)	3.18	1.74	0.01
Total from investment operations	$(6.56)		$(0.37)	$3.25	$1.73	$0.01

Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.16)	$(0.24)	$—
From net realized gain on investments	—		(0.81)	(0.24)	(0.13)	—
Total distributions declared to shareholders	$—		$(1.11)	$(0.40)	$(0.37)	$—
Net asset value, end of period	$9.24		$15.80	$17.28	$14.43	$13.07
Total return (%) (r)	(41.52	)(n)	(2.24)	22.81	13.23	0.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.12	0.24	0.26	0.29	(a)
Expenses after expense reductions (f)(h)	0.05	(a)	0.12	0.20	0.20	0.20	(a)
Net investment income (loss)	0.25	(a)	0.67	0.47	(0.07)	(0.19	)(a)
Portfolio turnover	2		9	3	1	1
Net assets at end of period (000 Omitted)	$47,489		$93,828	$84,407	$67,013	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007		2006	2005		2004
Class 529A
Net asset value, beginning of period	$15.71		$17.20	$14.38		$13.03	$12.10		$9.87

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.02	$(0.00	)(w)	$(0.04)	$0.09		$(0.04)
Net realized and unrealized gain (loss) on investments	(6.53)		(0.48)	3.15		1.69	0.96		2.27
Total from investment operations	$(6.54)		$(0.46)	$3.15		$1.65	$1.05		$2.23

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.09)		$(0.17)	$(0.12)		$—
From net realized gain on investments	—		(0.81)	(0.24)		(0.13)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(1.03)	$(0.33)		$(0.30)	$(0.12)		$—
Net asset value, end of period	$9.17		$15.71	$17.20		$14.38	$13.03		$12.10
Total return (%) (r)(t)	(41.63	)(n)	(2.78)	22.16		12.66	8.66		22.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50	(a)	0.64	0.74		0.76	0.79		0.80
Expenses after expense reductions (f)(h)	0.50	(a)	0.64	0.70		0.70	0.70		0.70
Net investment income (loss)	(0.21	)(a)	0.15	(0.02)		(0.25)	0.75		(0.33)
Portfolio turnover	2		9	3		1	1		0 (u)
Net assets at end of period (000 Omitted)	$25,644		$45,509	$44,563		$31,747	$22,247		$10,690

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007	2006	2005		2004
Class 529B
Net asset value, beginning of period	$15.41		$16.87	$14.12	$12.82	$11.92		$9.79

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.08)	$(0.10)	$(0.12)	$0.02		$(0.11)
Net realized and unrealized gain (loss) on investments	(6.39)		(0.46)	3.09	1.64	0.93		2.24
Total from investment operations	$(6.44)		$(0.54)	$2.99	$1.52	$0.95		$2.13

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$—	$(0.09)	$(0.05)		$—
From net realized gain on investments	—		(0.81)	(0.24)	(0.13)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.92)	$(0.24)	$(0.22)	$(0.05)		$—
Net asset value, end of period	$8.97		$15.41	$16.87	$14.12	$12.82		$11.92
Total return (%) (r)(t)	(41.79	)(n)	(3.32)	21.37	11.82	7.98		21.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.29	1.39	1.41	1.44		1.45
Expenses after expense reductions (f)(h)	1.15	(a)	1.29	1.35	1.35	1.35		1.35
Net investment income (loss)	(0.85	)(a)	(0.51)	(0.66)	(0.89)	0.18		(0.96)
Portfolio turnover	2		9	3	1	1		0 (u)
Net assets at end of period (000 Omitted)	$12,676		$24,237	$26,887	$22,559	$17,698		$12,133

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/08 (unaudited)		Years ended 5/31
			2008	2007		2006	2005		2004
Class 529C
Net asset value, beginning of period	$15.40		$16.88	$14.13		$12.83	$11.94		$9.81

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.08)	$(0.10)		$(0.13)	$0.02		$(0.11)
Net realized and unrealized gain (loss) on investments	(6.39)		(0.47)	3.09		1.66	0.93		2.24
Total from investment operations	$(6.44)		$(0.55)	$2.99		$1.53	$0.95		$2.13

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.00	)(w)	$(0.10)	$(0.06)		$—
From net realized gain on investments	—		(0.81)	(0.24)		(0.13)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.93)	$(0.24)		$(0.23)	$(0.06)		$—
Net asset value, end of period	$8.96		$15.40	$16.88		$14.13	$12.83		$11.94
Total return (%) (r)(t)	(41.82	)(n)	(3.37)	21.39		11.94	7.95		21.71

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.29	1.39		1.41	1.44		1.45
Expenses after expense reductions (f)(h)	1.15	(a)	1.29	1.34		1.35	1.35		1.35
Net investment income (loss)	(0.86	)(a)	(0.51)	(0.69)		(0.90)	0.18		(0.97)
Portfolio turnover	2		9	3		1	1		0 (u)
Net assets at end of period (000 Omitted)	$7,359		$12,991	$12,982		$8,460	$5,221		$3,087

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2) and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the funds) are each a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS equity, fixed income, international, and money market mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund’s accounting policies, is outlined in the underlying fund’s financial statements which are available upon request.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about each fund’s use of and accounting for derivative instruments and the effect of derivative instruments on each fund’s results of operations and financial position. Management is evaluating the application of the Standard to each fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on each fund’s financial statements.

Investment Valuations – Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by a third party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by a third party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by a third party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by a third party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third party source. Futures contracts are generally valued at last posted settlement price as reported by a third party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by a third party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by a third party pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by a third party pricing service. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by a third party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as

Notes to Financial Statements (unaudited) – continued

determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the funds’ valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the funds’ net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the funds’ net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the funds’ net asset value may differ from quoted or published prices for the same investments.

Each fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds’ assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the funds’ assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
MFS® Conservative Allocation Fund
Investments in Securities	$641,697,952	$—	$—	$641,697,952
Other Financial Instruments	$—	$—	$—	$—

MFS® Moderate Allocation Fund
Investments in Securities	$1,562,025,628	$—	$—	$1,562,025,628
Other Financial Instruments	$—	$—	$—	$—

MFS® Growth Allocation Fund
Investments in Securities	$1,661,700,090	$216,000	$—	$1,661,916,090
Other Financial Instruments	$—	$—	$—	$—

MFS® Aggressive Growth Allocation Fund
Investments in Securities	$730,352,222	$—	$—	$730,352,222
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – Each fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. Each fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Each fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under each fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of dividends by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2008, is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on each fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and short-term capital gain distributions received from underlying funds.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/08	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$19,635,631	$51,394,461	$53,300,509	$17,358,857
Long-term capital gain	15,575,502	68,254,654	118,423,662	64,430,741
Total distributions	$35,211,133	$119,649,115	$171,724,171	$81,789,598

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/08	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Cost of investments	$722,461,859	$1,882,498,840	$2,217,122,507	$1,033,028,310
Gross appreciation	$—	$—	$—	$—
Gross depreciation	(80,763,907)	(320,473,212)	(555,206,417)	(302,676,088)
Net unrealized appreciation (depreciation)	$(80,763,907)	$(320,473,212)	$(555,206,417)	$(302,676,088)

As of 5/31/08
Undistributed ordinary income	$11,488,543	$31,607,383	$31,152,209	$11,727,450
Undistributed long-term capital gain	4,818,851	13,487,864	32,101,812	19,057,872
Other temporary differences	(24,964)	(9,353)	(10,510)	(40,458)
Net unrealized appreciation (depreciation)	64,283,193	294,407,071	388,652,065	215,586,540

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of each fund’s operating expenses, exclusive of distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.10% annually of each fund’s average daily net assets. This written agreement will continue until modified by each fund’s Board of Trustees but such agreement will continue at least until September 30, 2009. For the six months ended November 30, 2008, each fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of each fund’s expenses.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2008, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund.

	Class A	Class 529A
MFS® Conservative Allocation Fund	$78,710	$6,145
MFS® Moderate Allocation Fund	170,048	12,282
MFS® Growth Allocation Fund	197,401	19,376
MFS® Aggressive Growth Allocation Fund	77,858	20,957

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.10%	0.25%	0.35%	0.35%	$470,509
MFS® Moderate Allocation Fund	0.10%	0.25%	0.35%	0.35%	1,305,059
MFS® Growth Allocation Fund	0.10%	0.25%	0.35%	0.35%	1,531,403
MFS® Aggressive Growth Allocation Fund	0.10%	0.25%	0.35%	0.35%	663,489

	CLASS B
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$672,824
MFS® Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,097,619
MFS® Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,407,926
MFS® Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	868,178

	CLASS C
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$682,533
MFS® Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,831,613
MFS® Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,065,692
MFS® Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	759,415

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table (continued):

	CLASS R1
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$69,184
MFS® Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	157,355
MFS® Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	178,749
MFS® Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	108,572

	CLASS R2
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$126,156
MFS® Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	340,269
MFS® Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	359,106
MFS® Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	200,094

	CLASS R3
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$29,202
MFS® Moderate Allocation Fund	—	0.25%	0.25%	0.25%	116,996
MFS® Growth Allocation Fund	—	0.25%	0.25%	0.25%	103,391
MFS® Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	57,602

	CLASS 529A
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.25%	0.25%	0.50%	0.35%	$47,439
MFS® Moderate Allocation Fund	0.25%	0.25%	0.50%	0.35%	63,549
MFS® Growth Allocation Fund	0.25%	0.25%	0.50%	0.35%	82,963
MFS® Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.35%	63,421

	CLASS 529B
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$37,478
MFS® Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	111,200
MFS® Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	148,026
MFS® Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	93,918

	CLASS 529C
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$76,893
MFS® Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	76,044
MFS® Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	88,200
MFS® Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	51,948

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$2,212,218	$6,099,704	$6,965,456	$2,866,637

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2008 based on each class’ average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by each fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as each fund’s Board of Trustees may determine. Effective March 1, 2009, the 0.10% Class A and 0.25% Class 529A annual distribution fees will be eliminated for all funds.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2008, were as follows:

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Class A	$—	$6,418	$2,181	$2,332
Class B	158,609	528,792	519,046	229,363
Class C	19,414	22,245	27,315	274,272
Class 529B	2,112	11,096	12,187	4,956
Class 529C	57	116	181	130

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in each fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2008, were as follows:

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Class 529A	$13,554	$18,157	$23,704	$18,120
Class 529B	3,748	11,120	14,836	9,416
Class 529C	7,689	7,604	8,840	5,208
Total Program Manager Fees	$24,991	$36,881	$47,380	$32,744

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2008, all shareholder servicing expenses of the funds, including out-0f-pocket expenses, were paid for by the underlying funds under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2008 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
0.0024%	0.0009%	0.0008%	0.0017%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of the funds who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Notes to Financial Statements (unaudited) – continued

Other – Each fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2008, the aggregate fees paid by the funds to Tarantino LLC and Griffin Compliance LLC, which are included in miscellaneous expense on the Statements of Operations, amounted to the following:

MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
$2,889	$7,896	$9,067	$4,241

MFS has agreed to reimburse each fund for a portion of the payments made by the funds to Tarantino LLC and Griffin Compliance LLC in the amounts which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO, which amounted to the following:

MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
$1,773	$4,983	$5,819	$2,749

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated the following:

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Purchases	$75,708,050	$123,717,239	$114,084,033	$23,141,164
Sales	$61,747,399	$196,799,068	$192,921,939	$56,157,043

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS® Conservative Allocation Fund				MFS® Moderate Allocation Fund
	Six months ended 11/30/08		Year ended 5/31/08		Six months ended 11/30/08		Year ended 5/31/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	5,873,512	$64,694,809	13,461,124	$167,837,824	7,623,046	$89,450,367	24,413,986	$341,381,484
Class B	1,365,063	15,020,026	2,142,783	26,026,181	1,771,293	20,816,529	4,403,291	60,001,946
Class C	2,334,142	25,674,880	3,837,007	46,824,958	2,753,630	31,672,634	6,559,827	89,391,912
Class I	593,438	6,711,159	3,257,313	41,283,042	526,462	6,220,900	4,170,712	59,359,678
Class R (b)	—	—	427,230	5,390,440	—	—	663,879	9,413,832
Class R1	246,347	2,672,909	1,109,801	13,476,444	528,353	6,177,167	1,971,915	26,858,483
Former Class R2 (b)	—	—	440,598	5,336,960	—	—	1,216,391	16,890,152
Class R2	1,333,197	14,670,251	3,641,929	44,147,913	1,832,506	21,627,899	8,353,985	113,984,581
Class R3	1,266,589	14,284,648	1,533,986	18,873,487	1,448,284	17,177,509	4,926,675	68,528,237
Class R4	868,962	9,659,733	1,163,385	14,354,098	1,851,848	21,754,632	2,788,527	38,134,467
Class 529A	426,408	4,743,030	734,242	9,090,647	466,716	5,456,782	892,062	12,248,267
Class 529B	233,758	2,522,191	295,705	3,608,088	241,129	2,781,152	551,332	7,531,813
Class 529C	307,913	3,315,242	437,154	5,324,069	219,081	2,527,379	402,804	5,508,137
	14,849,329	$163,968,878	32,482,257	$401,574,151	19,262,348	$225,662,950	61,315,386	$849,232,989

Notes to Financial Statements (unaudited) – continued

	MFS® Conservative Allocation Fund				MFS® Moderate Allocation Fund
	Six months ended 11/30/08		Year ended 5/31/08		Six months ended 11/30/08		Year ended 5/31/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	952,068	$11,700,914	—	$—	3,239,468	$44,477,902
Class B	—	—	465,203	5,680,130	—	—	1,741,862	23,706,739
Class C	—	—	357,140	4,349,970	—	—	1,121,236	15,226,384
Class I	—	—	117,548	1,452,779	—	—	196,635	2,723,350
Class R (b)	—	—	6,886	85,383	—	—	18,338	254,161
Class R1	—	—	48,219	577,665	—	—	118,316	1,583,067
Former Class R2 (b)	—	—	19,616	236,771	—	—	81,921	1,115,760
Class R2	—	—	153,366	1,846,526	—	—	454,014	6,142,784
Class R3	—	—	83,789	1,023,901	—	—	431,989	5,900,966
Class R4	—	—	77,409	949,806	—	—	203,873	2,795,095
Class 529A	—	—	106,642	1,305,300	—	—	143,458	1,963,919
Class 529B	—	—	18,815	228,034	—	—	83,032	1,122,591
Class 529C	—	—	54,415	657,882	—	—	63,031	852,803
	—	$—	2,461,116	$30,095,061	—	$—	7,897,173	$107,865,521

Shares reacquired
Class A	(5,075,549)	$(55,362,649)	(14,730,234)	$(184,355,107)	(10,615,438)	$(121,055,666)	(28,248,624)	$(394,490,895)
Class B	(2,372,535)	(25,752,024)	(3,214,187)	(39,513,180)	(5,760,926)	(65,976,009)	(8,753,160)	(119,466,819)
Class C	(2,479,095)	(26,584,892)	(3,250,710)	(39,971,835)	(4,772,846)	(53,642,065)	(8,331,667)	(114,024,319)
Class I	(632,857)	(7,196,112)	(2,776,100)	(35,319,019)	(726,018)	(8,433,714)	(3,936,443)	(56,003,843)
Class R (b)	—	—	(1,602,794)	(20,217,075)	—	—	(3,535,126)	(49,919,346)
Class R1	(207,995)	(2,196,157)	(317,092)	(3,790,083)	(326,452)	(3,668,385)	(563,471)	(7,569,679)
Former Class R2 (b)	—	—	(701,970)	(8,378,708)	—	—	(2,075,745)	(27,649,598)
Class R2	(1,244,938)	(13,505,294)	(1,087,244)	(13,100,986)	(1,859,194)	(21,583,859)	(2,222,156)	(30,211,384)
Class R3	(931,129)	(10,219,060)	(819,588)	(9,977,267)	(1,318,160)	(15,598,327)	(3,660,702)	(50,554,204)
Class R4	(954,290)	(10,364,515)	(672,479)	(8,297,849)	(1,332,982)	(15,193,220)	(1,146,185)	(15,607,900)
Class 529A	(422,573)	(4,623,092)	(566,426)	(7,000,411)	(418,380)	(4,875,033)	(647,165)	(8,972,798)
Class 529B	(64,007)	(686,833)	(30,958)	(377,352)	(311,477)	(3,484,664)	(340,447)	(4,627,112)
Class 529C	(292,563)	(3,150,187)	(306,484)	(3,732,641)	(286,269)	(3,178,337)	(401,349)	(5,455,905)
	(14,677,531)	$(159,640,815)	(30,076,266)	$(374,031,513)	(27,728,142)	$(316,689,279)	(63,862,240)	$(884,553,802)

Net change
Class A	797,963	$9,332,160	(317,042)	$(4,816,369)	(2,992,392)	$(31,605,299)	(595,170)	$(8,631,509)
Class B	(1,007,472)	(10,731,998)	(606,201)	(7,806,869)	(3,989,633)	(45,159,480)	(2,608,007)	(35,758,134)
Class C	(144,953)	(910,012)	943,437	11,203,093	(2,019,216)	(21,969,431)	(650,604)	(9,406,023)
Class I	(39,419)	(484,953)	598,761	7,416,802	(199,556)	(2,212,814)	430,904	6,079,185
Class R (b)	—	—	(1,168,678)	(14,741,252)	—	—	(2,852,909)	(40,251,353)
Class R1	38,352	476,752	840,928	10,264,026	201,901	2,508,782	1,526,760	20,871,871
Former Class R2 (b)	—	—	(241,756)	(2,804,977)	—	—	(777,433)	(9,643,686)
Class R2	88,259	1,164,957	2,708,051	32,893,453	(26,688)	44,040	6,585,843	89,915,981
Class R3	335,460	4,065,588	798,187	9,920,121	130,124	1,579,182	1,697,962	23,874,999
Class R4	(85,328)	(704,782)	568,315	7,006,055	518,866	6,561,412	1,846,215	25,321,662
Class 529A	3,835	119,938	274,458	3,395,536	48,336	581,749	388,355	5,239,388
Class 529B	169,751	1,835,358	283,562	3,458,770	(70,348)	(703,512)	293,917	4,027,292
Class 529C	15,350	165,055	185,085	2,249,310	(67,188)	(650,958)	64,486	905,035
	171,798	$4,328,063	4,867,107	$57,637,699	(8,465,794)	$(91,026,329)	5,350,319	$72,544,708

Notes to Financial Statements (unaudited) – continued

	MFS® Growth Allocation Fund				MFS® Aggressive Growth Allocation Fund
	Six months ended 11/30/08		Year ended 5/31/08		Six months ended 11/30/08		Year ended 5/31/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	7,728,911	$93,448,546	26,187,125	$406,727,830	3,555,450	$43,837,909	14,175,876	$234,635,946
Class B	1,868,377	22,949,048	4,616,817	69,163,094	851,076	10,488,707	2,064,248	32,913,276
Class C	2,497,156	29,955,249	6,586,582	98,934,303	1,016,649	12,337,892	4,851,537	74,132,391
Class I	730,355	9,010,537	5,052,114	80,432,617	751,215	9,168,376	4,697,962	80,572,803
Class R (b)	—	—	778,960	12,322,048	—	—	424,674	7,098,924
Class R1	529,991	6,398,779	2,122,628	31,966,410	346,450	4,312,086	1,225,387	19,606,781
Former Class R2 (b)	—	—	1,222,951	18,364,588	—	—	503,452	8,040,212
Class R2	1,735,098	21,393,395	8,436,291	126,220,153	1,117,843	13,683,074	4,478,912	71,800,568
Class R3	959,876	11,861,149	3,073,647	47,131,050	739,653	9,124,128	1,972,847	32,113,425
Class R4	877,656	10,762,536	2,476,292	38,579,286	1,232,245	15,075,447	2,216,719	36,024,586
Class 529A	612,555	7,419,563	1,033,335	15,676,170	305,871	3,775,851	672,876	10,862,857
Class 529B	306,825	3,586,890	542,340	8,079,642	102,958	1,261,027	277,136	4,352,249
Class 529C	186,684	2,206,197	341,017	5,108,816	67,981	853,462	186,559	2,952,286
	18,033,484	$218,991,889	62,470,099	$958,706,007	10,087,391	$123,917,959	37,748,185	$615,106,304

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	4,331,171	$65,400,677	—	$—	1,785,244	$28,653,161
Class B	—	—	2,327,953	34,756,336	—	—	792,770	12,573,322
Class C	—	—	1,554,912	23,183,745	—	—	569,914	9,033,141
Class I	—	—	291,600	4,429,411	—	—	254,245	4,118,772
Class R (b)	—	—	21,689	334,223	—	—	11,586	188,271
Class R1	—	—	167,626	2,457,393	—	—	96,792	1,510,924
Former Class R2 (b)	—	—	126,664	1,867,026	—	—	47,289	742,437
Class R2	—	—	533,927	7,934,090	—	—	306,938	4,852,697
Class R3	—	—	429,601	6,448,310	—	—	230,169	3,673,493
Class R4	—	—	304,168	4,589,896	—	—	379,441	6,082,434
Class 529A	—	—	220,363	3,312,055	—	—	176,816	2,825,516
Class 529B	—	—	133,565	1,979,428	—	—	91,228	1,433,192
Class 529C	—	—	82,109	1,216,026	—	—	47,317	742,501
	—	$—	10,525,348	$157,908,616	—	$—	4,789,749	$76,429,861

Shares reacquired
Class A	(10,210,584)	$(120,584,215)	(30,391,862)	$(472,138,651)	(4,096,385)	$(50,191,769)	(15,923,044)	$(262,952,156)
Class B	(5,237,501)	(62,459,745)	(10,160,822)	(152,693,689)	(1,704,384)	(20,684,538)	(4,245,603)	(67,586,572)
Class C	(4,537,737)	(53,378,558)	(8,155,705)	(122,563,646)	(1,579,703)	(19,148,662)	(5,693,603)	(87,008,789)
Class I	(565,748)	(6,755,047)	(4,657,956)	(74,369,878)	(720,004)	(8,773,075)	(4,623,945)	(78,769,406)
Class R (b)	—	—	(4,048,546)	(63,778,715)	—	—	(2,080,533)	(34,958,206)
Class R1	(431,446)	(5,103,532)	(543,648)	(7,854,980)	(293,431)	(3,534,223)	(339,431)	(5,225,751)
Former Class R2 (b)	—	—	(2,492,853)	(35,648,983)	—	—	(999,266)	(15,095,802)
Class R2	(1,776,642)	(21,547,831)	(1,888,552)	(27,869,604)	(1,019,737)	(12,336,131)	(1,202,925)	(18,891,461)
Class R3	(1,067,917)	(13,239,062)	(1,813,301)	(27,381,539)	(730,745)	(9,052,821)	(1,190,896)	(18,801,745)
Class R4	(1,201,031)	(13,772,427)	(1,066,240)	(15,907,940)	(2,033,924)	(22,772,188)	(1,543,243)	(24,559,067)
Class 529A	(432,921)	(5,027,077)	(671,684)	(10,189,823)	(406,632)	(4,861,709)	(545,118)	(8,781,200)
Class 529B	(251,695)	(2,863,816)	(468,496)	(7,050,341)	(262,189)	(3,008,282)	(388,771)	(6,145,172)
Class 529C	(189,451)	(2,176,815)	(279,185)	(4,159,225)	(90,365)	(1,071,635)	(159,483)	(2,532,914)
	(25,902,673)	$(306,908,125)	(66,638,850)	$(1,021,607,014)	(12,937,499)	$(155,435,033)	(38,935,861)	$(631,308,241)

Notes to Financial Statements (unaudited) – continued

	MFS® Growth Allocation Fund				MFS® Aggressive Growth Allocation Fund
	Six months ended 11/30/08		Year ended 5/31/08		Six months ended 11/30/08		Year ended 5/31/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net change
Class A	(2,481,673)	$(27,135,669)	126,434	$(10,144)	(540,935)	$(6,353,860)	38,076	$336,951
Class B	(3,369,124)	(39,510,697)	(3,216,052)	(48,774,259)	(853,308)	(10,195,831)	(1,388,585)	(22,099,974)
Class C	(2,040,581)	(23,423,309)	(14,211)	(445,598)	(563,054)	(6,810,770)	(272,152)	(3,843,257)
Class I	164,607	2,255,490	685,758	10,492,150	31,211	395,301	328,262	5,922,169
Class R (b)	—	—	(3,247,897)	(51,122,444)	—	—	(1,644,273)	(27,671,011)
Class R1	98,545	1,295,247	1,746,606	26,568,823	53,019	777,863	982,748	15,891,954
Former Class R2 (b)	—	—	(1,143,238)	(15,417,369)	—	—	(448,525)	(6,313,153)
Class R2	(41,544)	(154,436)	7,081,666	106,284,639	98,106	1,346,943	3,582,925	57,761,804
Class R3	(108,041)	(1,377,913)	1,689,947	26,197,821	8,908	71,307	1,012,120	16,985,173
Class R4	(323,375)	(3,009,891)	1,714,220	27,261,242	(801,679)	(7,696,741)	1,052,917	17,547,953
Class 529A	179,634	2,392,486	582,014	8,798,402	(100,761)	(1,085,858)	304,574	4,907,173
Class 529B	55,130	723,074	207,409	3,008,729	(159,231)	(1,747,255)	(20,407)	(359,731)
Class 529C	(2,767)	29,382	143,941	2,165,617	(22,384)	(218,173)	74,393	1,161,873
	(7,869,189)	$(87,916,236)	6,356,597	$95,007,609	(2,850,108)	$(31,517,074)	3,602,073	$60,227,924

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended November 30, 2008, each fund’s commitment fee and interest expense were as follows and are included in miscellaneous expense on the Statements of Operations:

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Commitment Fee	$1,729	$4,966	$5,846	$2,771
Interest Expense	$0	$0	$0	$0

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the funds assume the following to be affiliated issuers:

	MFS® Conservative Allocation Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	1,959,318	377,829	(58,360)	2,278,787
MFS Government Securities Fund	8,014,466	253,159	(1,177,727)	7,089,898
MFS Limited Maturity Fund	24,786,224	1,010,420	(2,664,848)	23,131,796
MFS Money Market Fund	77,550,258	1,747,723	(11,262,109)	68,035,872
MFS Research Bond Fund	15,913,500	790,477	(1,386,707)	15,317,270
MFS Research Fund	4,436,669	913,812	(158,649)	5,191,832
MFS Research International Fund	1,992,969	757,251	(63,068)	2,687,152
MFS Value Fund	4,569,745	904,272	(196,258)	5,277,759

Notes to Financial Statements (unaudited) – continued

	MFS® Conservative Allocation Fund – continued
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(107,358)	$—	$—	$30,125,566
MFS Government Securities Fund	(304,402)	—	1,713,402	69,551,897
MFS Limited Maturity Fund	(2,132,698)	—	3,651,093	132,776,510
MFS Money Market Fund	—	—	701,397	68,035,872
MFS Research Bond Fund	(1,801,460)	—	3,915,999	132,188,038
MFS Research Fund	(297,651)	—	—	89,091,844
MFS Research International Fund	(323,043)	—	—	28,886,889
MFS Value Fund	(1,045,070)	—	970,765	91,041,336
	$(6,011,682)	$—	$10,952,656	$641,697,952

	MFS® Moderate Allocation Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	11,348,309	512,537	(160,644)	11,700,202
MFS Government Securities Fund	23,174,984	600,805	(6,116,614)	17,659,175
MFS High Income Fund	31,693,670	2,167,231	(2,342,175)	31,518,726
MFS Mid Cap Growth Fund	11,064,737	1,996,655	(144,510)	12,916,882
MFS Mid Cap Value Fund	8,735,409	905,519	(107,185)	9,533,743
MFS Money Market Fund	112,288,254	1,087,485	(28,614,085)	84,761,654
MFS Research Bond Fund	46,131,864	1,279,994	(9,225,850)	38,186,008
MFS Research Fund	12,830,741	653,704	(114,480)	13,369,965
MFS Research International Fund	11,484,157	2,275,987	(26,611)	13,733,533
MFS Value Fund	13,212,996	769,078	(361,980)	13,620,094

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(158,494)	$—	$—	$154,676,677
MFS Government Securities Fund	(744,523)	—	4,764,554	173,236,507
MFS High Income Fund	(1,782,731)	—	4,308,797	72,177,883
MFS Mid Cap Growth Fund	33,750	—	—	64,971,914
MFS Mid Cap Value Fund	(302,001)	—	—	70,645,035
MFS Money Market Fund	—	—	989,718	84,761,654
MFS Research Bond Fund	(11,872,504)	—	10,787,159	329,545,245
MFS Research Fund	(204,587)	—	—	229,428,605
MFS Research International Fund	(176,045)	—	—	147,635,483
MFS Value Fund	(1,917,096)	—	2,716,334	234,946,625
	$(17,124,231)	$—	$23,566,562	$1,562,025,628

	MFS® Growth Allocation Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	20,237,875	82,305	(1,046,849)	19,273,331
MFS Government Securities Fund	13,669,967	322,086	(4,580,183)	9,411,870
MFS High Income Fund	37,577,871	2,248,741	(5,461,007)	34,365,605
MFS International New Discovery Fund	5,471,235	763,455	(2,418)	6,232,272
MFS Mid Cap Growth Fund	26,415,727	2,868,683	(320,664)	28,963,746
MFS Mid Cap Value Fund	20,736,964	952,797	(380,868)	21,308,893
MFS Research Bond Fund	27,200,575	725,340	(7,520,863)	20,405,052
MFS Research Fund	10,165,452	215,516	(500,151)	9,880,817
MFS Research International Fund	20,552,155	2,425,075	(64,947)	22,912,283
MFS Value Fund	15,653,135	486,771	(1,143,256)	14,996,650

Notes to Financial Statements (unaudited) – continued

	MFS® Growth Allocation Fund – continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(2,570,684)	$—	$—	$254,793,432
MFS Government Securities Fund	(262,626)	—	2,733,408	92,330,448
MFS High Income Fund	(4,613,317)	—	4,946,878	78,697,235
MFS International New Discovery Fund	(6,508)	—	—	81,642,762
MFS Mid Cap Growth Fund	(92,197)	—	—	145,687,643
MFS Mid Cap Value Fund	(1,370,478)	—	—	157,898,896
MFS Research Bond Fund	(9,600,059)	—	6,218,389	176,095,600
MFS Research Fund	(281,221)	—	—	169,554,817
MFS Research International Fund	(450,570)	—	—	246,307,044
MFS Value Fund	(6,164,836)	—	3,185,493	258,692,213
	$(25,412,496)	$—	$17,084,168	$1,661,700,090

	MFS® Aggressive Growth Allocation Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	12,804,926	9,124	(1,292,798)	11,521,252
MFS International New Discovery Fund	5,188,389	287,182	(4,437)	5,471,134
MFS Mid Cap Growth Fund	18,764,620	835,030	(264,002)	19,335,648
MFS Mid Cap Value Fund	14,804,454	135,116	(379,321)	14,560,249
MFS New Discovery Fund	3,302,150	65,659	(148,468)	3,219,341
MFS Research Fund	4,822,355	39,433	(419,880)	4,441,908
MFS Research International Fund	6,491,672	339,507	(19,225)	6,811,954
MFS Value Fund	7,472,448	154,284	(866,569)	6,760,163

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(4,898,387)	$—	$—	$152,310,953
MFS International New Discovery Fund	(85,255)	—	—	71,671,847
MFS Mid Cap Growth Fund	(144,399)	—	—	97,258,310
MFS Mid Cap Value Fund	(1,505,034)	—	—	107,891,442
MFS New Discovery Fund	(474,917)	—	—	35,155,206
MFS Research Fund	(1,433,856)	—	—	76,223,142
MFS Research International Fund	(174,122)	—	—	73,228,507
MFS Value Fund	(6,188,762)	—	1,519,617	116,612,815
	$(14,904,732)	$—	$1,519,617	$730,352,222

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS® Asset Allocation Funds

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS® Conservative Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS® Moderate Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS® Growth Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS® Aggressive Growth Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2007 relative to the Lipper performance universe. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

General

Because of the passage of time, the performance stated above may differ from performance results for more recent periods, including those shown elsewhere in this report.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for each Fund.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Funds’ total expense ratios were expected to be relatively low because, as noted above, the Funds do not bear advisory expenses. The Trustees considered that, according to the Lipper data: (i) the MFS Aggressive Growth Allocation Fund’s total expense ratio was higher than the Lipper expense group median; (ii) the MFS Conservative Allocation Fund’s total expense ratio was approximately at the Lipper expense group median; (iii) the MFS Growth Allocation Fund’s total expense ratio was approximately at the Lipper expense group median; and (iv) the MFS Moderate Allocation Fund’s total expense ratio was approximately at the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by other similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

Note: MFD has agreed to the Trustees’ recommendation to eliminate the distribution fee component of the 12b-1 fee paid by each Fund’s Class A and Class 529A shares, effective March 1, 2009.

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: January 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 15, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2009

*	Print name and title of each signing officer under his or her signature.